UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2017
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS -- 73.5%
               ELECTRIC UTILITIES -- 20.6%
      347,861  Alliant Energy Corp.                       $   14,098,806
      644,646  American Electric Power Co., Inc.              45,473,329
      417,407  Duke Energy Corp.                              35,529,684
       60,692  Edison International                            4,775,247
      704,939  Emera, Inc. (CAD)                              26,235,548
      585,369  Eversource Energy                              35,584,581
    1,154,308  Exelon Corp.                                   44,256,169
      514,553  Fortis, Inc. (CAD)                             18,762,045
      722,983  Hydro One Ltd. (CAD) (a)                       12,966,433
      229,951  IDACORP, Inc.                                  19,858,568
      377,923  NextEra Energy, Inc.                           55,210,771
      580,588  Southern (The) Co.                             27,827,583
      459,388  Xcel Energy, Inc.                              21,733,646
                                                          --------------
                                                             362,312,410
                                                          --------------

               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.9%
      182,662  CorEnergy Infrastructure Trust, Inc.            6,504,594
      401,056  InfraREIT, Inc.                                 9,019,750
                                                          --------------
                                                              15,524,344
                                                          --------------

               GAS UTILITIES -- 5.0%
      183,962  Atmos Energy Corp.                             15,960,543
      224,459  Chesapeake Utilities Corp.                     17,339,458
      434,546  New Jersey Resources Corp.                     18,316,114
      729,788  UGI Corp.                                      36,832,400
                                                          --------------
                                                              88,448,515
                                                          --------------

               MULTI-UTILITIES -- 13.5%
      470,280  ATCO Ltd., Class I (CAD)                       17,506,071
      757,152  Canadian Utilities Ltd., Class A (CAD)         24,030,884
      545,255  CMS Energy Corp.                               25,212,591
      547,565  National Grid PLC, ADR                         34,228,288
      373,244  NiSource, Inc.                                  9,726,739
      955,702  Public Service Enterprise Group, Inc.          42,977,919
      375,427  SCANA Corp.                                    24,166,236
      284,377  Sempra Energy                                  32,137,445
      447,145  WEC Energy Group, Inc.                         28,156,721
                                                          --------------
                                                             238,142,894
                                                          --------------

               OIL, GAS & CONSUMABLE FUELS -- 33.2%
    7,471,565  Enbridge Energy Management, LLC (b)           113,418,357
    2,348,879  Enbridge Income Fund Holdings, Inc. (CAD)      60,363,411
      861,713  Enbridge, Inc.                                 35,726,621
    1,191,347  Inter Pipeline Ltd. (CAD)                      23,525,938
      508,742  Keyera Corp. (CAD)                             15,897,805
    2,533,086  Kinder Morgan, Inc.                            51,750,947
      871,238  ONEOK, Inc.                                    49,285,934
    2,351,481  Plains GP Holdings, L.P., Class A              64,289,491


SHARES/
UNITS          DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      521,386  Targa Resources Corp.                      $   24,197,524
    1,592,636  TransCanada Corp.                              81,415,552
    2,024,875  Williams (The) Cos., Inc.                      64,350,527
                                                          --------------
                                                             584,222,107
                                                          --------------

               WATER UTILITIES -- 0.3%
       64,202  American Water Works Co., Inc.                  5,206,782
                                                          --------------

               TOTAL COMMON STOCKS -- 73.5%                1,293,857,052
               (Cost $1,194,879,341)                      --------------

               MASTER LIMITED PARTNERSHIPS -- 25.2%
               CHEMICALS -- 0.1%
       67,944  Westlake Chemical Partners, L.P.                1,685,011
                                                          --------------

               GAS UTILITIES -- 1.0%
      371,727  AmeriGas Partners, L.P.                        16,935,882
                                                          --------------

               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 3.6%
    1,534,165  NextEra Energy Partners, L.P. (c)              63,238,281
                                                          --------------

               OIL, GAS & CONSUMABLE FUELS -- 20.5%
      508,066  Alliance Holdings GP, L.P.                     14,545,930
      986,524  Alliance Resource Partners, L.P.               19,927,785
      228,783  Buckeye Partners, L.P.                         14,502,554
       30,101  Dominion Energy Midstream Partners, L.P.          842,828
    2,647,526  Enterprise Products Partners, L.P.             72,012,707
      429,033  EQT Midstream Partners, L.P.                   33,348,735
    1,084,616  Holly Energy Partners, L.P.                    39,046,176
      333,394  Magellan Midstream Partners, L.P.              23,257,566
      499,056  NGL Energy Partners, L.P.                       6,362,964
      356,789  Phillips 66 Partners, L.P.                     17,932,215
      153,400  Shell Midstream Partners, L.P.                  4,384,172
      980,253  Spectra Energy Partners, L.P.                  44,307,436
      392,795  Tallgrass Energy Partners, L.P.                20,079,680
      575,884  TC PipeLines, L.P.                             32,992,394
      195,457  TransMontaigne Partners, L.P.                   8,840,520
      231,887  Williams Partners, L.P.                         9,607,079
                                                          --------------
                                                             361,990,741
                                                          --------------
               TOTAL MASTER LIMITED PARTNERSHIPS -- 25.2%    443,849,915
               (Cost $378,367,151)                        --------------

               TOTAL INVESTMENTS -- 98.7%                  1,737,706,967
               (Cost $1,573,246,492) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- 1.3%                         23,452,359
                                                          --------------
               NET ASSETS -- 100.0%                       $1,761,159,326
                                                          ==============


                        See Notes to Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JULY 31, 2017 (UNAUDITED)


(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Non-income producing security which makes payment-in-kind distributions. For the fiscal year-to-date period (November 1, 2016 to July 31, 2017), the Fund received 405,077 shares of Enbridge Energy Management, LLC.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $240,255,938 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $75,795,463.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2      LEVEL 3
                    -----------------------------------------
Common Stocks*      $1,293,857,052    $      --    $       --
Master Limited
   Partnerships*       443,849,915           --            --
                    -----------------------------------------
Total Investments   $1,737,706,967    $      --    $       --
                    =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2017 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2017 (UNAUDITED)


C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 85.5%

                AEROSPACE & DEFENSE -- 0.3%
$    4,573,957  TransDigm, Inc., Term Loan F - Extended.................      4.23%        06/15/23    $    4,594,906
                                                                                                       --------------

                AGRICULTURAL PRODUCTS -- 0.1%
       689,413  Darling International, Inc., Term B USD Loan............      3.74%        01/06/21           692,860
       450,000  Dole Foods Co., Term Loan B.............................  4.23% - 4.30%    03/31/24           453,375
                                                                                                       --------------
                                                                                                            1,146,235
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.2%
     1,974,718  Level 3 Financing, Inc., Tranche B 2024 Term Loan.......      3.48%        02/15/24         1,982,439
                                                                                                       --------------

                APPAREL RETAIL -- 0.1%
     1,250,931  Neiman Marcus Group, (The), Inc., Other Term Loan.......      4.47%        10/25/20           922,912
                                                                                                       --------------

                APPLICATION SOFTWARE -- 3.8%
     3,634,286  CCC Information Resources, Inc., Term Loan B............      4.24%        03/31/24         3,641,118
     6,320,553  Epicor Software Corp., Term B Loan......................      4.99%        06/01/22         6,346,215
     1,888,000  Hyland Software, Term Loan B............................      4.48%        07/01/22         1,909,240
    13,374,512  Infor (US), Inc., Term Loan B...........................      4.05%        02/02/22        13,376,919
     1,378,771  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                   Loan.................................................      4.80%        08/05/22         1,383,087
     7,706,495  JDA Software Group (RP Crown Parent, Inc.),
                   Term Loan B..........................................      4.73%        09/21/23         7,793,193
     2,770,097  Kronos, Inc., Term Loan B...............................      4.68%        11/01/23         2,802,452
     2,764,302  LANDesk Software, Inc., Term Loan B.....................      5.49%        01/18/24         2,742,989
     2,003,350  Micro Focus International (MA Finance LLC),
                   Seattle Spinco, Term Loan B..........................      4.03%        04/18/24         2,003,971
       296,650  Micro Focus International (MA Finance LLC),
                   Term Loan B3.........................................      3.98%        04/18/24           296,742
     6,965,031  Mitchell International, Inc., Initial Term Loan.........      4.67%        10/13/20         6,991,150
     1,885,714  Qlik Technologies (Project Alpha Intermediate Holdings,
                   Inc.), Term B........................................      4.81%        04/19/24         1,881,585
                                                                                                       --------------
                                                                                                           51,168,661
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 1.1%
     2,937,237  American Beacon Advisors, Inc. (Resolute Investment
                   Managers), Term B....................................      5.55%        03/15/22         2,948,252
     1,840,000  First Eagle Investment Management, Term Loan B..........      4.80%        12/01/22         1,860,130
       643,190  Guggenheim Partners Investment Management Holdings LLC,
                   Term Loan B..........................................      3.98%        07/22/23           647,531
       328,654  Hamilton Lane Advisors LLC, Initial Term Loan...........      4.73%        07/08/22           328,654
     4,921,337  Victory Capital Holdings (VCH Holdings LLC),
                   Initial Term Loan....................................      8.80%        10/29/21         4,979,802
     4,450,000  Virtus Investment Partners, Inc., Term Loan B...........      4.95%        03/02/24         4,500,063
                                                                                                       --------------
                                                                                                           15,264,432
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 1.0%
    13,509,987  Gates Global LLC, Term Loan B...........................      4.55%        03/30/24        13,604,962
       318,128  Tower Automotive Holdings USA LLC, Term Loan B..........      4.00%        03/06/24           318,659
                                                                                                       --------------
                                                                                                           13,923,621
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
     1,121,899  KAR Auction Services, Inc., Term Loan B5................      3.81%        03/09/23         1,128,440
                                                                                                       --------------

                BROADCASTING -- 3.1%
       319,693  Nexstar Broadcasting, Inc., Mission Term Loan...........      3.74%        01/17/24           322,356
     2,615,869  Nexstar Broadcasting, Inc., Nexstar Term Loan...........      3.74%        01/17/24         2,637,659
     4,427,750  Sinclair Television Group, Inc., Term Loan B-2..........      3.49%        12/20/23         4,435,499
     5,115,361  Tribune Media Co., Extended Term Loan C.................      4.23%        01/31/24         5,129,428
        10,259  Tribune Media Co., Term B Loan..........................      4.23%        12/27/20            10,284
    29,348,864  Univision Communications, Inc., Term Loan C5............      3.98%        03/15/24        29,230,588
                                                                                                       --------------
                                                                                                           41,765,814
                                                                                                       --------------


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                BUILDING PRODUCTS -- 1.1%
$    2,681,476  Jeld-Wen, Inc., Term Loan B.............................      4.30%        07/01/22    $    2,708,291
    11,723,628  Quikrete Holdings, Inc., Term Loan B....................      3.98%        11/15/23        11,760,909
                                                                                                       --------------
                                                                                                           14,469,200
                                                                                                       --------------

                CABLE & SATELLITE -- 1.2%
       920,000  Cable One, Inc., Term Loan B............................      3.43%        04/15/24           925,750
     2,992,500  Cablevision Systems Corp. (CSC Holdings, Inc.),
                   Term Loan B..........................................      3.48%        06/15/25         2,985,767
     2,501,271  Charter Communications Operating LLC, Term Loan E
                   (First Lien).........................................      3.24%        07/01/20         2,514,403
     2,487,406  Charter Communications Operating LLC, Term Loan H.......      3.24%        01/15/22         2,500,788
       997,500  Mediacom Broadband LLC, Term Loan K.....................      3.45%        02/19/24         1,002,488
     4,100,000  UPC Financing Partnership, Term Loan AP.................      3.98%        04/15/25         4,120,499
     2,460,000  Virgin Media Finance PLC, Term Loan I...................      3.98%        01/31/25         2,472,005
                                                                                                       --------------
                                                                                                           16,521,700
                                                                                                       --------------

                CASINOS & GAMING -- 8.6%
    27,611,209  Amaya Holdings B.V., Term Loan B........................      4.80%        08/01/21        27,725,244
    35,735,474  Caesars Entertainment Resort Properties LLC,
                   Term Loan B..........................................      4.73%        10/04/20        36,048,158
    35,021,359  Caesars Growth Partners LLC, Term Loan B................      4.23%        05/08/21        35,275,263
     6,995,745  CityCenter Holdings LLC, Term Loan B....................      3.73%        04/15/24         7,021,979
     1,755,600  Eldorado Resorts, Inc., Term Loan B.....................      3.56%        03/16/24         1,751,211
       706,939  MGM Growth Properties Operating Partnership LP,
                   Term Loan B..........................................      3.48%        04/25/23           709,505
       831,250  Penn National Gaming, Inc., Term Loan B.................      3.80%        01/13/24           834,218
     5,021,021  Station Casinos, Inc., Term Loan B......................      3.73%        06/08/23         5,027,799
                                                                                                       --------------
                                                                                                          114,393,377
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       845,127  Arch Coal, Inc., Term Loan B............................      5.23%        02/28/24           851,677
     1,083,091  Peabody Energy Corp., Exit Term Loan....................      5.73%        02/28/22         1,092,026
                                                                                                       --------------
                                                                                                            1,943,703
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.1%
       939,702  Summit Materials, Inc., Term Loan B.....................      3.98%        07/17/22           947,145
                                                                                                       --------------

                DISTRIBUTORS -- 0.2%
     1,971,344  HD Supply, Inc., Term Loan B............................      4.05%        08/13/21         1,975,662
       496,250  HD Supply, Inc., Term Loan B2...........................      4.05%        08/13/23           499,664
                                                                                                       --------------
                                                                                                            2,475,326
                                                                                                       --------------

                DIVERSIFIED CHEMICALS -- 0.1%
     1,173,094  Ineos US Finance LLC, Term Loan B.......................      4.01%        03/31/22         1,179,171
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 1.0%
    13,458,391  Brickman Group Holdings, Inc., Initial Term Loan
                   (First Lien).........................................      4.23%        12/18/20        13,513,974
       406,505  Brickman Group Holdings, Inc., Term Loan (Second Lien)..      7.73%        12/31/21           407,350
                                                                                                       --------------
                                                                                                           13,921,324
                                                                                                       --------------

                EDUCATION SERVICES -- 0.0%
       222,255  Bright Horizons Family Solutions, Inc., Term Loan B.....      3.48%        11/03/23           223,589
                                                                                                       --------------

                ELECTRIC UTILITIES -- 5.9%
     3,224,893  Dayton Power & Light Co., Term Loan B...................      4.49%        08/31/22         3,265,204
    38,756,703  Energy Future Intermediate Holding Co., DIP Term Loan...      4.23%        06/28/18        39,059,393


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ELECTRIC UTILITIES (CONTINUED)
$   29,196,568  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                   Term Loan (c)........................................  4.48% - 4.49%    12/31/23    $   29,408,827
     5,758,413  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (c).....      3.98%        08/04/23         5,774,248
     1,319,922  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (c).....      3.98%        08/04/23         1,323,552
                                                                                                       --------------
                                                                                                           78,831,224
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
     2,776,094  PSSI (Packers Holdings LLC), Term Loan B (First Lien)...      4.73%        12/01/21         2,796,915
       885,996  ServiceMaster Co., Tranche C Term Loan B................      3.73%        11/02/23           889,983
       772,000  WTG Holdings III Corp. (EWT Holdings III Corp.),
                   Term Loan (First Lien)...............................      5.05%        01/15/21           773,930
                                                                                                       --------------
                                                                                                            4,460,828
                                                                                                       --------------

                FOOD DISTRIBUTORS -- 0.2%
     1,293,500  TKC Holdings, Inc., Term Loan B.........................      5.48%        01/31/23         1,301,183
     1,188,000  US Foods, Inc., Term Loan B.............................      3.99%        06/27/23         1,196,328
                                                                                                       --------------
                                                                                                            2,497,511
                                                                                                       --------------

                FOOD RETAIL -- 1.0%
     4,679,855  Albertsons LLC, Term Loan B4............................      3.98%        08/25/21         4,665,254
     2,803,933  Albertsons LLC, Term Loan B5............................      4.29%        12/21/22         2,799,166
     5,501,755  Albertsons LLC, Term Loan B6............................      4.25%        06/22/23         5,494,109
                                                                                                       --------------
                                                                                                           12,958,529
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.4%
    10,769,730  Alere, Inc., Term B Loan................................      4.49%        06/15/22        10,781,470
     7,284,732  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan....................................      4.48%        06/08/20         7,252,897
       450,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.),
                   Term Loan B..........................................      4.55%        01/31/24           451,265
                                                                                                       --------------
                                                                                                           18,485,632
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 4.2%
       268,966  Acadia Healthcare Co., Inc., Term Loan B1...............      3.97%        02/11/22           271,152
     2,213,989  Acadia Healthcare Co., Inc., Term Loan B2...............      3.98%        02/16/23         2,238,210
    28,951,399  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan..........................................  4.20% - 4.23%    01/27/21        28,895,234
     2,024,832  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B.....      4.21%        05/15/22         2,037,487
     5,733,755  HCA, Inc., Term Loan B-8................................      3.48%        02/15/24         5,773,661
    16,268,166  Kindred Healthcare, Inc., New Term Loan.................      4.81%        04/09/21        16,254,663
       953,632  National Veterinary Associates (NVA Holdings, Inc.),
                   Term Loan B2.........................................      4.80%        08/14/21           959,888
                                                                                                       --------------
                                                                                                           56,430,295
                                                                                                       --------------

                HEALTH CARE SERVICES -- 3.9%
     1,175,053  21st Century Oncology, Inc., Tranche B Term Loan (d)....      7.43%        04/30/22         1,107,487
     3,702,285  Air Medical Group Holdings, Inc., Initial Term Loan.....      4.48%        04/28/22         3,623,612
       297,000  Air Medical Group Holdings, Inc., Term Loan B1..........      5.23%        04/28/22           294,960
     4,044,478  Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.),
                   Term Loan B..........................................      4.80%        04/30/24         4,029,311
     3,577,067  CareCore National LLC, Term Loan B......................      5.23%        03/06/21         3,621,780
     2,592,063  CHG Healthcare Services, Inc., Term Loan B..............  4.51% - 4.56%    06/07/23         2,620,576
     3,708,485  Curo Health Services Holdings, Inc., Term Loan B........      5.93%        02/15/22         3,744,012
     3,168,050  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Term Loan B..................................      4.30%        11/15/23         3,185,886
     2,779,035  ExamWorks Group, Inc., Term Loan B......................      4.48%        07/27/23         2,797,571


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$    3,247,151  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien).........................................      5.32%        07/01/21    $    2,576,062
     4,714,286  Surgery Centers Holdings, Inc., Term Loan B.............      4.83%        06/30/24         4,755,536
    14,204,400  Team Health, Inc., Term Loan B..........................      3.98%        01/31/24        14,146,729
     5,449,459  U.S. Renal Care, Inc., Term Loan B......................      5.55%        12/30/22         5,344,993
                                                                                                       --------------
                                                                                                           51,848,515
                                                                                                       --------------

                HEALTH CARE SUPPLIES -- 0.0%
       433,989  ConvaTec, Inc., Term Loan B.............................      3.80%        10/31/23           435,074
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 0.9%
     9,975,000  Change Healthcare Holdings, Inc., Term Loan B...........      3.98%        02/02/24        10,029,862
     2,425,661  Cotiviti Corp., Term Loan B.............................      3.80%        09/28/23         2,437,789
                                                                                                       --------------
                                                                                                           12,467,651
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.6%
     3,642,521  Extended Stay America (ESH Hospitality, Inc.),
                   Term Loan B..........................................      3.73%        08/30/23         3,660,151
     3,693,938  Four Seasons Holdings, Inc., Term Loan B................      3.73%        11/30/23         3,722,787
                                                                                                       --------------
                                                                                                            7,382,938
                                                                                                       --------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.2%
     2,357,143  Tempo Acquisition, Term Loan B..........................      4.23%        04/19/24         2,375,316
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 1.7%
    20,679,933  BJ's Wholesale Club, Inc., Term Loan (First Lien).......      4.97%        01/31/24        20,219,391
     1,799,866  BJ's Wholesale Club, Inc., Term Loan (Second Lien)......      8.71%        01/26/25         1,752,619
                                                                                                       --------------
                                                                                                           21,972,010
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 2.5%
    33,097,515  Gardner Denver, Inc., Initial Dollar Term Loan..........      4.55%        07/30/20        33,249,102
       457,700  Rexnord (RBS Global, Inc.), Term Loan B.................  3.98% - 4.06%    08/21/23           459,783
                                                                                                       --------------
                                                                                                           33,708,885
                                                                                                       --------------

                INSURANCE BROKERS -- 3.3%
     2,160,833  Amwins Group LLC, Term Loan B (First Lien)..............  3.98% - 6.00%    01/31/24         2,166,538
       571,429  Amwins Group LLC, Term Loan B (Second Lien).............      7.98%        01/31/25           584,286
     5,929,000  Confie Seguros Holding II Co., Term Loan B..............      6.73%        03/30/22         5,853,643
    10,197,147  HUB International Ltd., Initial Term Loan (New).........      4.42%        10/02/20        10,264,041
    10,460,321  National Financial Partners Corp., Term Loan B..........      4.80%        12/09/23        10,514,820
    15,089,870  USI, Inc. (Compass Investors, Inc.), Term Loan B........      4.18%        05/15/24        15,042,789
                                                                                                       --------------
                                                                                                           44,426,117
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.8%
    18,697,830  Century Link (Qwest), Term Loan B.......................      2.75%        01/31/25        18,434,938
     4,975,087  Numericable U.S. LLC (Altice France S.A.),
                   Term Loan B10........................................      4.56%        01/31/25         4,998,172
                                                                                                       --------------
                                                                                                           23,433,110
                                                                                                       --------------

                INVESTMENT BANKING & BROKERAGE -- 0.1%
     1,703,730  LPL Holdings, Inc., Term Loan B.........................  3.73% - 3.92%    03/15/24         1,714,378
                                                                                                       --------------

                LEISURE FACILITIES -- 0.5%
     2,098,395  ClubCorp Club Operations, Inc., Term Loan B.............      4.05%        12/15/22         2,099,444
     4,334,367  Planet Fitness Holdings LLC, Term Loan B................  4.23% - 4.30%    03/31/21         4,375,024
                                                                                                       --------------
                                                                                                            6,474,468
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 4.3%
     1,733,155  Immucor, Inc., Term Loan B..............................      6.24%        07/30/21         1,755,547
    13,266,667  InVentiv Health, Inc., Term Loan B......................      4.95%        09/30/23        13,273,831


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$   11,459,824  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan.............................      5.05%        06/30/21    $   11,499,132
    18,371,587  Pharmaceutical Product Development, Inc., Term Loan B...  3.98% - 4.05%    08/18/22        18,491,002
    12,103,924  Sterigenics International (STHI Intermediate Holding
                   Corp.), Term Loan B..................................      4.23%        05/15/22        12,098,840
                                                                                                       --------------
                                                                                                           57,118,352
                                                                                                       --------------

                MANAGED HEALTH CARE -- 2.1%
    27,244,511  MultiPlan, Inc. (MPH Acquisition Holdings LLC),
                   Term Loan B..........................................      4.30%        06/07/23        27,435,223
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.5%
     6,481,791  Berlin Packaging LLC, Term Loan B.......................  4.48% - 4.55%    10/01/21         6,514,200
       433,696  Berry Plastics Corp., Term Loan J.......................      3.72%        01/12/23           435,322
                                                                                                       --------------
                                                                                                            6,949,522
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 1.3%
     1,416,450  AMC Entertainment, Inc., 2016 Incremental Term Loan.....      3.48%        12/15/23         1,418,815
       212,875  AMC Entertainment, Inc., Initial Term Loan..............      3.48%        12/15/22           213,407
     2,935,250  Creative Artists Agency LLC (CAA Holdings LLC),
                   Term Loan B..........................................      4.73%        02/15/24         2,956,032
    12,804,461  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)
                   Loan.................................................      4.50%        02/01/24        12,870,789
                                                                                                       --------------
                                                                                                           17,459,043
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
       377,825  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (First Lien)..........      5.47%        08/04/20           231,105
       361,111  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (Second Lien).........      8.50%        08/04/21            25,729
                                                                                                       --------------
                                                                                                              256,834
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.9%
     6,873,748  First Data Corp., Term Loan 2024........................      3.73%        04/21/24         6,910,592
     1,972,000  iPayment, Inc., Term Loan B.............................      7.31%        04/06/23         1,986,790
     3,168,000  Wex, Inc., Term Loan B..................................      3.98%        07/01/23         3,200,567
                                                                                                       --------------
                                                                                                           12,097,949
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.6%
     7,962,500  Amplify Snack Brands, Inc., Term Loan B.................      6.73%        08/31/23         7,973,886
       702,857  Blue Buffalo Compnay, Ltd., Term Loan B.................      3.23%        05/22/24           705,493
    12,991,245  New HB Acquisition LLC, Term Loan B.....................      3.73%        08/03/22        13,100,242
                                                                                                       --------------
                                                                                                           21,779,621
                                                                                                       --------------

                PAPER PACKAGING -- 2.1%
    27,923,591  Reynolds Group Holdings, Inc., Term Loan B..............      4.23%        02/05/23        28,039,194
                                                                                                       --------------

                PERSONAL PRODUCTS -- 0.1%
       945,680  Prestige Brands, Inc., Term Loan B4.....................      3.98%        01/19/24           950,276
                                                                                                       --------------

                PHARMACEUTICALS -- 5.0%
     1,128,313  Akorn, Inc., Loan.......................................      5.50%        04/16/21         1,143,828
     3,370,786  Amneal Pharmaceuticals LLC, Term Loan B.................      4.80%        11/01/19         3,396,910
       849,106  Catalent Pharma Solutions, Inc., Term Loan B............      3.98%        05/20/21           854,566
     7,619,861  Concordia Healthcare Corp., Initial Dollar Term Loan....      5.50%        10/21/21         5,633,516
     9,384,313  Endo Pharmaceuticals Holdings, Inc., Term Loan B........      5.50%        04/06/24         9,525,077
     1,655,850  Grifols Worldwide Operations Ltd., Term Loan B..........      3.44%        01/19/25         1,664,477
     5,195,079  Horizon Pharma, Inc., Term Loan B.......................      5.00%        03/22/24         5,221,054


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    6,175,847  Patheon, Inc. (JLL/Delta Dutch Newco B.V.),
                   Term Loan B..........................................      4.41%        04/15/24    $    6,189,743
    31,477,460  Valeant Pharmaceuticals,International, Inc., Series F-1
                   Tranche B Term Loan..................................      5.98%        04/01/22        33,078,942
                                                                                                       --------------
                                                                                                           66,708,113
                                                                                                       --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       375,098  Cunningham Lindsey U.S., Inc., Initial Term Loan
                   (First Lien).........................................      5.05%        12/10/19           346,966
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien)........................................      6.98%        02/28/22           606,000
                                                                                                       --------------
                                                                                                              952,966
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.8%
     9,080,184  DTZ Worldwide LTD., 2015-1 Additional Term Loan.........  4.45% - 4.56%    11/04/21         9,125,585
       994,597  Realogy Corp., Term Loan B..............................      3.48%        07/20/22           999,072
                                                                                                       --------------
                                                                                                           10,124,657
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 3.4%
     7,987,397  Acosta, Inc., Term Loan B...............................      4.48%        09/26/21         7,265,176
    17,078,904  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien).........................................      4.55%        07/23/21        16,686,089
     2,600,000  Information Resources, Inc., Second Lien Term Loan......      9.48%        12/31/24         2,590,250
    17,506,125  Information Resources, Inc., Term Loan B................      5.48%        12/31/23        17,630,068
     1,672,551  TransUnion LLC, Term Loan B-2...........................      3.73%        04/09/23         1,675,027
                                                                                                       --------------
                                                                                                           45,846,610
                                                                                                       --------------

                RESTAURANTS -- 1.1%
    13,830,216  Portillo's Holdings LLC, Term B Loan (First Lien).......      5.80%        08/02/21        13,812,928
       416,786  Red Lobster Management LLC, Initial Term Loan
                   (First Lien).........................................      6.48%        07/28/21           420,954
                                                                                                       --------------
                                                                                                           14,233,882
                                                                                                       --------------

                RETAIL REIT'S -- 0.2%
     2,450,000  Capital Automotive LLC, Term Loan (First Lien)..........      4.24%        03/15/24         2,472,663
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.2%
     2,787,086  Garda World Security Corp., Term Loan B.................      7.25%        05/15/24         2,820,197
                                                                                                       --------------

                SEMICONDUCTORS -- 0.3%
     1,511,022  Micron Technology, Inc., Term Loan B....................      3.80%        04/26/22         1,524,017
     2,853,753  Western Digital Corp., Term Loan B......................      3.98%        04/10/23         2,872,788
                                                                                                       --------------
                                                                                                            4,396,805
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.1%
       997,500  Aramark Corp., Term Loan B..............................      3.23%        03/09/24         1,004,672
    10,198,339  Asurion LLC, Replacement Term Loan B-5..................      4.23%        11/03/23        10,274,827
       165,000  Asurion LLC, Term Loan (Second Lien)....................      8.73%        07/31/25           165,206
     3,167,025  Asurion LLC, Term Loan B4...............................      4.48%        08/04/22         3,167,025
                                                                                                       --------------
                                                                                                           14,611,730
                                                                                                       --------------

                SPECIALIZED FINANCE -- 2.1%
    23,308,193  AlixPartners LLP, Term Loan B...........................      4.30%        04/29/24        23,479,275
     4,610,744  Duff & Phelps Corp., Initial Term Loan..................      5.05%        04/23/20         4,641,497
                                                                                                       --------------
                                                                                                           28,120,772
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
       953,692  Platform Specialty Products Corp. (fka: Macdermid,
                   Inc.), Term Loan B6..................................      4.23%        06/07/23           958,289
       261,333  Trinseo Materials Operating S.C.A., Term Loan B.........      4.48%        10/13/21           263,374
                                                                                                       --------------
                                                                                                            1,221,663
                                                                                                       --------------


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALTY STORES -- 0.7%
$    1,918,133  Party City Holdings, Inc., Term Loan B..................  4.18% - 4.30%    08/19/22    $    1,924,521
     4,354,593  Toys "R" US-Delaware, Inc., Term B-2 Loan...............      5.25%        05/25/18         4,125,978
     3,262,210  Toys "R" US-Delaware, Inc., Term B4 Loan................      9.95%        04/25/20         2,626,079
       617,160  Toys "R" US-Delaware, Inc., Term Loan B-3...............      5.25%        05/25/18           584,759
                                                                                                       --------------
                                                                                                            9,261,337
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 5.2%
     2,337,460  Applied Systems, Inc., Initial Term Loan (First Lien)...      4.55%        01/25/21         2,356,744
       217,168  Applied Systems, Inc., Initial Term Loan (Second Lien)..      7.80%        01/24/22           219,543
     4,598,235  Avast Software B.V. (Sybil Software LLC), Term Loan B...      4.55%        09/30/23         4,637,641
    33,296,555  BMC Software Finance, Inc., Term Loan B.................      5.23%        09/10/22        33,501,996
    12,711,381  Compuware Corp., Term Loan B3...........................      5.55%        12/15/21        12,743,159
     1,840,000  Misys Financial Software Ltd. (Almonde, Inc.),
                   Term Loan B..........................................      4.74%        05/15/24         1,854,315
     1,641,257  Riverbed Technology, Inc., Term Loan B..................      4.49%        04/24/22         1,617,196
       618,248  SS&C Technologies Holdings, Inc., Term Loan B1..........      3.48%        07/08/22           621,630
        35,014  SS&C Technologies Holdings, Inc., Term Loan B2..........      3.48%        07/08/22            35,205
    11,409,508  Vertafore, Inc., Term Loan B............................      4.55%        06/17/23        11,466,555
                                                                                                       --------------
                                                                                                           69,053,984
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.1%
    14,976,922  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B.......      3.74%        09/07/23        15,061,691
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.5%
     6,120,000  Avolon Holding LTD., Term Loan B2.......................      3.98%        01/19/22         6,115,226
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................   1,140,962,786
                (Cost $1,140,906,260)                                                                  --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 7.0%

                AGRICULTURAL PRODUCTS -- 0.1%
     1,000,000  Lamb Weston Holdings, Inc. (e)..........................      4.63%        11/01/24         1,048,750
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.1%
       813,000  Level 3 Communications, Inc.............................      5.75%        12/01/22           845,520
       500,000  Level 3 Financing, Inc..................................      5.13%        05/01/23           521,250
                                                                                                       --------------
                                                                                                            1,366,770
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.0%
       500,000  Infor US, Inc...........................................      6.50%        05/15/22           523,125
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.0%
       254,000  Cooper-Standard Automotive, Inc. (e)....................      5.63%        11/15/26           256,858
                                                                                                       --------------

                BROADCASTING -- 1.2%
     4,878,000  Gray Television, Inc. (e)...............................      5.13%        10/15/24         5,006,047
     2,148,000  Gray Television, Inc. (e)...............................      5.88%        07/15/26         2,228,550
       125,000  LIN Television Corp.....................................      5.88%        11/15/22           131,719
       100,000  Nexstar Broadcasting, Inc. (e)..........................      6.13%        02/15/22           105,000
     4,559,000  Nexstar Broadcasting, Inc. (e)..........................      5.63%        08/01/24         4,724,263
     2,994,000  Sinclair Television Group, Inc. (e).....................      5.63%        08/01/24         3,121,245
       791,000  Sinclair Television Group, Inc. (e).....................      5.88%        03/15/26           827,584
                                                                                                       --------------
                                                                                                           16,144,408
                                                                                                       --------------


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE -- 0.2%
$    2,350,000  CCO Holdings LLC / CCO Holdings Capital Corp............      5.75%        01/15/24    $    2,479,250
       600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e).......      5.88%        04/01/24           645,750
                                                                                                       --------------
                                                                                                            3,125,000
                                                                                                       --------------

                CASINOS & GAMING -- 0.4%
     1,786,000  Caesars Entertainment Resort Properties LLC / Caesars
                   Entertainment Resort Properties Finance, Inc.........      8.00%        10/01/20         1,839,580
     1,395,000  Caesars Entertainment Resort Properties LLC / Caesars
                   Entertainment Resort Properties Finance, Inc.........     11.00%        10/01/21         1,489,163
     1,600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc..............................      9.38%        05/01/22         1,734,000
                                                                                                       --------------
                                                                                                            5,062,743
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.2%
       745,000  CalAtlantic Group, Inc..................................      5.88%        11/15/24           812,050
       250,000  KB Home.................................................      7.00%        12/15/21           280,938
     1,000,000  PulteGroup, Inc.........................................      5.50%        03/01/26         1,080,000
                                                                                                       --------------
                                                                                                            2,172,988
                                                                                                       --------------

                FOOD RETAIL -- 0.1%
     1,000,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's,
                   Inc. / Albertson's LLC (e)...........................      5.75%        03/15/25           900,000
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.1%
        83,000  Alere, Inc..............................................      6.50%        06/15/20            84,660
     1,000,000  Alere, Inc. (e).........................................      6.38%        07/01/23         1,080,000
                                                                                                       --------------
                                                                                                            1,164,660
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 2.4%
     1,320,000  CHS/Community Health Systems, Inc.......................      8.00%        11/15/19         1,326,600
     3,165,000  CHS/Community Health Systems, Inc.......................      6.88%        02/01/22         2,725,856
       500,000  HCA, Inc................................................      5.88%        05/01/23           548,125
       605,000  HCA, Inc................................................      5.38%        02/01/25           645,838
     3,000,000  HealthSouth Corp........................................      5.75%        11/01/24         3,067,500
     1,750,000  Kindred Healthcare, Inc.................................      8.00%        01/15/20         1,767,500
     2,472,000  LifePoint Health, Inc...................................      5.38%        05/01/24         2,583,487
     1,500,000  Select Medical Corp.....................................      6.38%        06/01/21         1,552,500
     3,000,000  Tenet Healthcare Corp...................................      8.00%        08/01/20         3,052,499
       170,000  Tenet Healthcare Corp...................................      6.00%        10/01/20           182,537
    13,057,000  Tenet Healthcare Corp...................................      8.13%        04/01/22        14,081,974
                                                                                                       --------------
                                                                                                           31,534,416
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.1%
     1,000,000  Envision Healthcare Corp. (e)...........................      6.25%        12/01/24         1,080,000
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
     1,875,000  Calpine Corp............................................      5.50%        02/01/24         1,767,188
        76,000  NRG Energy, Inc.........................................      7.88%        05/15/21            78,660
                                                                                                       --------------
                                                                                                            1,845,848
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.1%
     1,821,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                   Diagnostics SA (e)...................................      6.63%        05/15/22         1,798,238
                                                                                                       --------------


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                MANAGED HEALTH CARE -- 0.8%
$   10,000,000  MPH Acquisition Holdings LLC (e)........................      7.13%        06/01/24    $   10,849,999
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.1%
     1,000,000  AMC Entertainment Holdings, Inc.........................      5.88%        11/15/26         1,022,400
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,307,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (e)............................................      5.50%        09/15/24         1,344,576
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
       250,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp.........................................      5.75%        04/01/25           251,875
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.1%
     1,350,000  Post Holdings, Inc. (e).................................      5.00%        08/15/26         1,388,813
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
       250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (e) (f)...............      4.80%        07/15/21           255,938
     1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (e)...................      7.00%        07/15/24         1,083,125
                                                                                                       --------------
                                                                                                            1,339,063
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.6%
     7,759,000  Realogy Group LLC / Realogy Co-Issuer Corp. (e).........      4.88%        06/01/23         7,875,385
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.0%
       250,000  United Rentals North America, Inc.......................      5.88%        09/15/26           270,000
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
        93,000  Sprint Communications, Inc. (e).........................      9.00%        11/15/18           100,789
       150,000  T-Mobile USA, Inc.......................................      6.00%        03/01/23           159,000
       500,000  T-Mobile USA, Inc.......................................      6.63%        04/01/23           530,000
                                                                                                       --------------
                                                                                                              789,789
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................      93,155,704
                (Cost $90,962,498)                                                                     --------------

FOREIGN CORPORATE BONDS -- 1.0%

                AEROSPACE & DEFENSE -- 0.0%
       250,000  Bombardier, Inc. (e)....................................      7.75%        03/15/20           274,063
                                                                                                       --------------

                CABLE & SATELLITE -- 0.2%
       500,000  Virgin Media Secured Finance PLC (e)....................      5.25%        01/15/26           521,875
     1,500,000  Virgin Media Secured Finance PLC (e)....................      5.50%        08/15/26         1,593,750
       733,000  Ziggo Secured Finance BV (e)............................      5.50%        01/15/27           760,488
                                                                                                       --------------
                                                                                                            2,876,113
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
       250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (e)................................      5.88%        04/15/23           267,500
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
     1,000,000  SFR Group SA (e)........................................      6.00%        05/15/22         1,047,480
                                                                                                       --------------


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                METAL & GLASS CONTAINERS -- 0.1%
$    1,028,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................      4.25%        09/15/22    $    1,058,840
       250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................      7.25%        05/15/24           276,875
                                                                                                       --------------
                                                                                                            1,335,715
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.1%
       262,000  JBS USA LUX SA / JBS USA Finance, Inc. (e)..............      8.25%        02/01/20           266,585
       377,000  JBS USA LUX SA / JBS USA Finance, Inc. (e)..............      5.88%        07/15/24           376,058
                                                                                                       --------------
                                                                                                              642,643
                                                                                                       --------------

                PHARMACEUTICALS -- 0.5%
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC (e)..............................................      5.63%        10/15/23           240,625
     2,387,000  Valeant Pharmaceuticals International, Inc. (e).........      6.75%        08/15/18         2,390,580
     3,849,000  Valeant Pharmaceuticals International, Inc. (e).........      5.38%        03/15/20         3,728,718
                                                                                                       --------------
                                                                                                            6,359,923
                                                                                                       --------------

                RESTAURANTS -- 0.0%
       100,000  1011778 B.C. ULC / New Red Finance, Inc. (e)............      6.00%        04/01/22           103,500
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................      12,906,937
                (Cost $12,597,539)                                                                     --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         5,210  Vistra Energy Corp. (c) (g) .........................................................           5,820
         8,105  Vistra Energy Corp. Claim (c) (g) (h)................................................               0
                                                                                                       --------------
                                                                                                                5,820
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (i) (j)...................               0
             1  New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (i) (j)...................               0
                                                                                                       --------------
                                                                                                                    0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           5,820
                (Cost $9,053)                                                                          --------------

MONEY MARKET FUNDS -- 11.5%

   153,242,945  Morgan Stanley Institutional Liquidity Fund - Treasury
                Portfolio - Institutional Class - 0.91% (k)..........................................     153,242,945
                (Cost $153,242,945)                                                                    --------------

                TOTAL INVESTMENTS -- 105.0%..........................................................   1,400,274,192
                (Cost $1,397,718,295) (l)
                NET OTHER ASSETS AND LIABILITIES -- (5.0)%...........................................     (66,093,201)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,334,180,991
                                                                                                       ==============


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

-----------------------------


(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) On October 3, 2016, Texas Competitive Electric Holdings ("TCEH") completed their reorganization in the form of a tax free spin off from the parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity TCEH Corp., cash held by the new entity, tax receivable rights and a beneficial interest in an unsecured claim to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH changed its name to Vistra Energy Corp. (d) This issuer has filed for protection in federal bankruptcy court.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $58,627,847 or 4.4% of net assets.

(f) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2017.

(g)   Non-income producing security.

(h) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2017, securities noted as such amounted to $0 or 0.0% of net assets.

(i) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(j) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(k)   Interest rate shown reflects yield as of July 31, 2017.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,483,376 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,927,479.


                                See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2017         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*.......  $1,140,962,786   $         --   $1,140,962,786   $           --
Corporate Bonds*...........................      93,155,704             --       93,155,704               --
Foreign Corporate Bonds*...................      12,906,937             --       12,906,937               --
Rights*....................................           5,820             --            5,820               --**
Money Market Funds.........................     153,242,945    153,242,945               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,400,274,192   $153,242,945   $1,247,031,247   $           --**
                                             ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2016

Rights                                               $        --*
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JULY 31, 2017
Rights                                                        --*
                                                     -----------
Total Level 3 holdings                               $        --*
                                                     ===========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2017.


                                See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2017 (UNAUDITED)


            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2017 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July 31, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31, 2017.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 64.4%

                AGRICULTURAL PRODUCTS -- 0.1%
$      850,000  Lamb Weston Holdings, Inc. (a)..........................      4.63%        11/01/24    $      891,438
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.9%
     7,437,000  Level 3 Communications, Inc. (b)........................      5.75%        12/01/22         7,734,480
       500,000  Level 3 Financing, Inc. ................................      5.38%        08/15/22           515,000
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           521,250
     2,000,000  Level 3 Financing, Inc. ................................      5.38%        01/15/24         2,110,000
                                                                                                       --------------
                                                                                                           10,880,730
                                                                                                       --------------

                ALUMINUM -- 0.2%
     2,850,000  Novelis Corp. (a).......................................      5.88%        09/30/26         3,006,750
                                                                                                       --------------

                APPLICATION SOFTWARE -- 1.5%
       250,000  Infor US, Inc. (a)......................................      5.75%        08/15/20           257,813
     8,400,000  Infor US, Inc. (b)......................................      6.50%        05/15/22         8,788,500
     8,993,000  RP Crown Parent LLC (a).................................      7.38%        10/15/24         9,420,167
                                                                                                       --------------
                                                                                                           18,466,480
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.5%
       425,000  American Axle & Manufacturing, Inc. (b).................      7.75%        11/15/19           468,563
     1,000,000  American Axle & Manufacturing, Inc. ....................      6.63%        10/15/22         1,042,500
     4,714,000  Cooper-Standard Automotive, Inc. (a)....................      5.63%        11/15/26         4,767,033
       104,000  Dana, Inc. .............................................      5.38%        09/15/21           107,315
                                                                                                       --------------
                                                                                                            6,385,411
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
       815,000  KAR Auction Services, Inc. (a)..........................      5.13%        06/01/25           851,675
                                                                                                       --------------

                BROADCASTING -- 5.9%
    23,086,000  Gray Television, Inc. (a) (b)...........................      5.88%        07/15/26        23,951,724
     1,375,000  LIN Television Corp. ...................................      5.88%        11/15/22         1,448,906
     4,200,000  Nexstar Broadcasting, Inc. (a)..........................      6.13%        02/15/22         4,410,000
    14,958,000  Nexstar Broadcasting, Inc. (a) (b)......................      5.63%        08/01/24        15,500,228
       495,000  Sinclair Television Group, Inc. ........................      5.38%        04/01/21           509,850
     8,000,000  Sinclair Television Group, Inc. (a).....................      5.63%        08/01/24         8,340,000
     5,843,000  Sinclair Television Group, Inc. (a).....................      5.88%        03/15/26         6,113,239
     5,650,000  Sinclair Television Group, Inc. (a).....................      5.13%        02/15/27         5,621,750
     4,000,000  Tribune Media Co. ......................................      5.88%        07/15/22         4,210,000
     1,750,000  Univision Communications, Inc. (a)......................      5.13%        02/15/25         1,758,750
                                                                                                       --------------
                                                                                                           71,864,447
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.2%
       500,000  Allegion US Holding Co., Inc. (b).......................      5.75%        10/01/21           517,500
     1,000,000  CEMEX Finance LLC (a)...................................      6.00%        04/01/24         1,063,750
       892,000  Standard Industries, Inc. (a)...........................      5.00%        02/15/27           922,105
                                                                                                       --------------
                                                                                                            2,503,355
                                                                                                       --------------

                CABLE & SATELLITE -- 3.5%
     9,000,000  Altice US Finance I Corp. (a) (b).......................      5.50%        05/15/26         9,562,500
     7,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.75%        01/15/24         7,912,499
     6,700,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.88%        04/01/24         7,210,875
     1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.75%        02/15/26         1,077,500
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.50%        05/01/26         1,597,500
     2,478,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.13%        05/01/27         2,567,828
     1,400,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      6.38%        09/15/20         1,428,000


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$    3,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................      5.13%        12/15/21    $    3,081,540
     5,140,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      7.75%        07/15/25         5,763,224
     1,000,000  CSC Holdings LLC (a)....................................     10.13%        01/15/23         1,166,250
       819,000  CSC Holdings LLC (a)....................................      5.50%        04/15/27           874,283
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......      5.50%        04/15/21           102,875
                                                                                                       --------------
                                                                                                           42,344,874
                                                                                                       --------------

                CASINOS & GAMING -- 6.2%
     2,100,000  Boyd Gaming Corp. ......................................      6.38%        04/01/26         2,294,250
     2,586,000  Caesars Entertainment Resort Properties LLC / Caesars
                   Entertainment Resort Properties Finance, Inc. .......      8.00%        10/01/20         2,663,580
    13,912,000  Caesars Entertainment Resort Properties LLC / Caesars
                   Entertainment Resort Properties Finance, Inc. (b)....     11.00%        10/01/21        14,851,059
    30,917,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. (b).........................      9.38%        05/01/22        33,506,298
     1,863,000  Eldorado Resorts, Inc.  ................................      6.00%        04/01/25         2,002,725
       150,000  GLP Capital LP / GLP Financing II, Inc.  ...............      5.38%        04/15/26           163,875
     8,600,000  MGM Resorts International (b)...........................      7.75%        03/15/22        10,125,640
     2,200,000  MGM Resorts International (b)...........................      6.00%        03/15/23         2,442,000
     2,439,000  Penn National Gaming, Inc. (a)..........................      5.63%        01/15/27         2,518,268
     2,291,000  Station Casinos LLC (b).................................      7.50%        03/01/21         2,394,095
     2,000,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.50%        03/01/25         2,109,580
       410,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.25%        05/15/27           420,250
                                                                                                       --------------
                                                                                                           75,491,620
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       483,000  Peabody Energy Corp. (a)................................      6.00%        03/31/22           494,471
       967,000  Peabody Energy Corp. (a)................................      6.38%        03/31/25           980,297
                                                                                                       --------------
                                                                                                            1,474,768
                                                                                                       --------------

                COMMUNICATIONS EQUIPMENT -- 0.0%
        83,000  CommScope Technologies LLC (a)..........................      5.00%        03/15/27            83,415
                                                                                                       --------------

                COMPUTER & ELECTRONICS RETAIL -- 0.4%
     4,850,000  Energizer Holdings, Inc. (a)............................      5.50%        06/15/25         5,116,750
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.0%
       300,000  Summit Materials LLC / Summit Materials Finance Corp. ..      6.13%        07/15/23           315,750
        81,000  Summit Materials LLC / Summit Materials Finance Corp.
                   (a)..................................................      5.13%        06/01/25            83,430
                                                                                                       --------------
                                                                                                              399,180
                                                                                                       --------------

                CONSUMER FINANCE -- 0.0%
       406,000  FirstCash, Inc. (a).....................................      5.38%        06/01/24           428,838
                                                                                                       --------------

                DISTRIBUTORS -- 0.1%
     1,450,000  HD Supply, Inc. (a).....................................      5.75%        04/15/24         1,556,938
                                                                                                       --------------

                DIVERSIFIED METALS & MINING -- 0.7%
     8,111,000  Freeport-McMoRan, Inc.  ................................      6.88%        02/15/23         8,840,990
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.0%
       745,000  CalAtlantic Group, Inc.  ...............................      5.88%        11/15/24           812,050
     9,695,000  CalAtlantic Group, Inc. (b).............................      5.25%        06/01/26        10,119,156
     5,810,000  KB Home (b).............................................      7.00%        12/15/21         6,528,988
     1,725,000  KB Home ................................................      7.63%        05/15/23         1,949,250


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                DIVERSIFIED REAL ESTATE ACTIVITIES (CONTINUED)
$    1,000,000  Meritage Homes Corp. ...................................      7.00%        04/01/22    $    1,140,000
       804,000  Meritage Homes Corp. (a)................................      5.13%        06/06/27           817,065
     6,872,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         7,421,760
     7,914,000  TRI Pointe Holdings, Inc. / TRI Pointe Homes, Inc. (b)..      5.88%        06/15/24         8,467,980
                                                                                                       --------------
                                                                                                           37,256,249
                                                                                                       --------------

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
       100,000  Scotts Miracle-Gro (The) Co. ...........................      6.00%        10/15/23           108,100
                                                                                                       --------------

                FINANCIAL EXCHANGES & DATA -- 0.1%
     1,146,000  MSCI, Inc. (a)..........................................      5.75%        08/15/25         1,246,275
                                                                                                       --------------

                FOOD RETAIL -- 0.3%
     3,535,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's,
                   Inc. / Albertson's LLC (a)...........................      5.75%        03/15/25         3,181,500
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.2%
     1,500,000  Alere, Inc. ............................................      7.25%        07/01/18         1,507,875
     3,834,000  Alere, Inc. (b).........................................      6.50%        06/15/20         3,910,680
     1,750,000  Alere, Inc. (a).........................................      6.38%        07/01/23         1,890,000
     6,950,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                   Corp. (a) (b)........................................      8.13%        06/15/21         6,585,125
       700,000  Hill-Rom Holdings, Inc. (a).............................      5.75%        09/01/23           742,000
                                                                                                       --------------
                                                                                                           14,635,680
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 10.6%
       250,000  Acadia Healthcare Co., Inc. ............................      6.50%        03/01/24           268,750
    18,145,000  CHS/Community Health Systems, Inc. (b)..................      8.00%        11/15/19        18,235,724
    10,000,000  CHS/Community Health Systems, Inc. (b)..................      6.88%        02/01/22         8,612,500
       820,000  CHS/Community Health Systems, Inc. .....................      6.25%        03/31/23           843,575
     1,000,000  HCA, Inc. ..............................................      7.50%        02/15/22         1,157,500
     3,000,000  HCA, Inc. ..............................................      5.88%        05/01/23         3,288,750
     7,019,000  HCA, Inc. (b)...........................................      5.38%        02/01/25         7,492,782
       250,000  HealthSouth Corp. ......................................      5.13%        03/15/23           257,500
    11,500,000  HealthSouth Corp. (b)...................................      5.75%        11/01/24        11,758,750
       250,000  HealthSouth Corp.  .....................................      5.75%        09/15/25           261,250
     6,750,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20         6,817,500
     9,500,000  Kindred Healthcare, Inc. (b)............................      6.38%        04/15/22         8,858,750
       500,000  LifePoint Health, Inc. .................................      5.50%        12/01/21           519,375
     1,500,000  LifePoint Health, Inc. .................................      5.88%        12/01/23         1,597,500
     3,828,000  LifePoint Health, Inc. .................................      5.38%        05/01/24         4,000,643
    15,400,000  Select Medical Corp. (b)................................      6.38%        06/01/21        15,939,000
     3,000,000  Tenet Healthcare Corp. .................................      6.75%        02/01/20         3,142,500
    32,855,000  Tenet Healthcare Corp. (b)..............................      8.13%        04/01/22        35,434,117
     1,000,000  Universal Health Services, Inc. (a).....................      5.00%        06/01/26         1,045,000
                                                                                                       --------------
                                                                                                          129,531,466
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.2%
     1,976,000  DaVita, Inc. ...........................................      5.00%        05/01/25         2,010,185
     3,000,000  Envision Healthcare Corp. (a)...........................      5.13%        07/01/22         3,112,500
     2,700,000  Envision Healthcare Corp. (b)...........................      5.63%        07/15/22         2,802,938
     3,800,000  Envision Healthcare Corp. (a)...........................      6.25%        12/01/24         4,104,000
     2,440,000  Team Health Holdings, Inc. (a)..........................      6.38%        02/01/25         2,397,300
                                                                                                       --------------
                                                                                                           14,426,923
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE TECHNOLOGY -- 1.1%
$   12,777,000  Change Healthcare Holdings LLC / Change Healthcare
                   Finance, Inc. (a) (b)................................      5.75%        03/01/25    $   13,256,138
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.4%
     3,600,000  ESH Hospitality, Inc. (a)...............................      5.25%        05/01/25         3,771,000
       820,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                   Corp. (a)............................................      4.63%        04/01/25           851,775
                                                                                                       --------------
                                                                                                            4,622,775
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.2%
     2,000,000  Spectrum Brands, Inc. ..................................      6.13%        12/15/24         2,150,000
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.2%
     5,345,000  Calpine Corp. ..........................................      5.50%        02/01/24         5,037,663
       824,000  NRG Energy, Inc. (b)....................................      7.88%        05/15/21           852,840
     8,700,000  NRG Energy, Inc. (b)....................................      6.25%        07/15/22         9,167,625
                                                                                                       --------------
                                                                                                           15,058,128
                                                                                                       --------------

                INDUSTRIAL MACHINERY -- 0.1%
       858,000  SPX FLOW, Inc. (a)......................................      5.63%        08/15/24           892,320
       858,000  SPX FLOW, Inc. (a)......................................      5.88%        08/15/26           894,465
                                                                                                       --------------
                                                                                                            1,786,785
                                                                                                       --------------

                INSURANCE BROKERS -- 0.1%
     1,000,000  HUB International Ltd. (a)..............................      7.88%        10/01/21         1,047,500
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.8%
     3,000,000  Frontier Communications Corp. ..........................      8.13%        10/01/18         3,138,750
     4,000,000  Frontier Communications Corp. ..........................      7.13%        03/15/19         4,085,000
     2,644,000  Zayo Group LLC / Zayo Capital, Inc. (a).................      5.75%        01/15/27         2,809,250
                                                                                                       --------------
                                                                                                           10,033,000
                                                                                                       --------------

                INVESTMENT BANKING & BROKERAGE -- 0.5%
     5,740,000  LPL Holdings, Inc. (a)..................................      5.75%        09/15/25         6,027,000
                                                                                                       --------------

                IT CONSULTING & OTHER SERVICES -- 0.1%
       924,000  Gartner, Inc. (a).......................................      5.13%        04/01/25           979,440
                                                                                                       --------------

                LEISURE FACILITIES -- 2.6%
     5,650,000  ClubCorp Club Operations, Inc. (a)......................      8.25%        12/15/23         6,328,000
    12,300,000  Six Flags Entertainment Corp. (a).......................      4.88%        07/31/24        12,546,000
    12,300,000  Six Flags Entertainment Corp. (a).......................      5.50%        04/15/27        12,745,874
                                                                                                       --------------
                                                                                                           31,619,874
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.9%
     2,268,000  inVentiv Group Holdings, Inc. / inVentiv Health, Inc. /
                   inVentiv Health Clinical, Inc. (a)...................      7.50%        10/01/24         2,494,800
     4,600,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (a)..................................      6.38%        08/01/23         4,899,000
     4,292,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                   Diagnostics SA (a) (b)...............................      6.63%        05/15/22         4,238,350
                                                                                                       --------------
                                                                                                           11,632,150
                                                                                                       --------------

                MANAGED HEALTH CARE -- 2.7%
     2,250,000  Centene Corp. ..........................................      6.13%        02/15/24         2,452,500
    19,601,000  MPH Acquisition Holdings LLC (a) (b)....................      7.13%        06/01/24        21,267,084
     8,250,000  WellCare Health Plans, Inc. ............................      5.25%        04/01/25         8,765,625
                                                                                                       --------------
                                                                                                           32,485,209
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                METAL & GLASS CONTAINERS -- 0.1%
$      795,000  Owens-Brockway Glass Container, Inc. (a)................      5.88%        08/15/23    $      882,450
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 1.4%
     3,000,000  AMC Entertainment Holdings, Inc. .......................      5.88%        02/15/22         3,131,250
     2,400,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25         2,463,744
     6,339,000  AMC Entertainment Holdings, Inc. .......................      5.88%        11/15/26         6,480,994
     1,660,000  AMC Entertainment Holdings, Inc. .......................      6.13%        05/15/27         1,711,709
     1,625,000  Cinemark USA, Inc. (b)..................................      4.88%        06/01/23         1,660,750
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................      5.38%        06/15/22         1,149,500
       500,000  Regal Entertainment Group ..............................      5.75%        03/15/22           522,450
                                                                                                       --------------
                                                                                                           17,120,397
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 1.7%
     3,700,000  Murphy Oil Corp. .......................................      6.88%        08/15/24         3,940,500
     3,250,000  Sanchez Energy Corp. ...................................      7.75%        06/15/21         2,957,500
     3,125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23         2,562,500
    11,239,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a)............................................      5.50%        09/15/24        11,562,121
                                                                                                       --------------
                                                                                                           21,022,621
                                                                                                       --------------

                OIL & GAS REFINING & MARKETING -- 0.1%
     1,050,000  CITGO Petroleum Corp. (a)...............................      6.25%        08/15/22         1,073,625
       415,000  Murphy Oil USA, Inc. ...................................      5.63%        05/01/27           438,344
                                                                                                       --------------
                                                                                                            1,511,969
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 1.6%
       196,000  Andeavor Logistics LP / Tesoro Logistics Finance
                   Corp. ...............................................      5.88%        10/01/20           199,308
    14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.25%        04/01/23        14,878,159
     4,000,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      5.75%        04/01/25         4,030,000
       625,000  Holly Energy Partners LP / Holly Energy Finance Corp.
                   (a)..................................................      6.00%        08/01/24           653,906
       312,000  Summit Midstream Holdings LLC / Summit Midstream Finance
                   Corp. ...............................................      5.50%        08/15/22           315,120
                                                                                                       --------------
                                                                                                           20,076,493
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.5%
     2,040,000  B&G Foods, Inc. ........................................      5.25%        04/01/25         2,131,800
       800,000  Post Holdings, Inc. (a).................................      6.00%        12/15/22           849,000
     3,315,000  Post Holdings, Inc. (a).................................      5.50%        03/01/25         3,505,613
     8,585,000  Post Holdings, Inc. (a).................................      5.00%        08/15/26         8,831,818
     3,240,000  Post Holdings, Inc. (a).................................      5.75%        03/01/27         3,450,600
                                                                                                       --------------
                                                                                                           18,768,831
                                                                                                       --------------

                PAPER PACKAGING -- 1.2%
    14,092,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (a) (b)...............      7.00%        07/15/24        15,263,398
                                                                                                       --------------

                PHARMACEUTICALS -- 1.7%
     2,028,000  Eagle Holding Co. II LLC (a) (c)........................      7.63%        05/15/22         2,114,190
    17,865,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............      7.25%        01/15/22        17,686,350
       800,000  Quintiles IMS, Inc. (a).................................      5.00%        10/15/26           840,000
                                                                                                       --------------
                                                                                                           20,640,540
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.7%
     8,653,000  Realogy Group LLC / Realogy Co.-Issuer Corp. (a)........      4.88%        06/01/23         8,782,795
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                RESEARCH & CONSULTING SERVICES -- 0.1%
$      625,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...........      5.00%        04/15/22    $      646,094
                                                                                                       --------------

                RESTAURANTS -- 0.3%
       661,000  Brinker International, Inc. (a).........................      5.00%        10/01/24           662,653
     2,773,000  Landry's, Inc. (a)......................................      6.75%        10/15/24         2,850,089
                                                                                                       --------------
                                                                                                            3,512,742
                                                                                                       --------------

                SEMICONDUCTORS -- 0.4%
     1,350,000  Micron Technology, Inc. ................................      7.50%        09/15/23         1,509,152
     3,450,000  Western Digital Corp. (a)...............................      7.38%        04/01/23         3,795,000
                                                                                                       --------------
                                                                                                            5,304,152
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     2,000,000  Aramark Services, Inc. .................................      4.75%        06/01/26         2,099,180
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
       900,000  Valvoline, Inc. (a).....................................      5.50%        07/15/24           956,250
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 1.4%
    13,529,000  BMC Software Finance, Inc. (a) (b)......................      8.13%        07/15/21        14,070,160
     3,017,000  BMC Software, Inc. .....................................      7.25%        06/01/18         3,137,680
        82,000  Symantec Corp. (a)......................................      5.00%        04/15/25            86,100
                                                                                                       --------------
                                                                                                           17,293,940
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.6%
     1,850,000  Dell International LLC / EMC Corp. (a)..................      5.88%        06/15/21         1,944,813
    12,850,000  Dell International LLC / EMC Corp. (a) (b)..............      7.13%        06/15/24        14,305,737
     3,000,000  Dell International LLC / EMC Corp. (a)..................      6.02%        06/15/26         3,347,180
                                                                                                       --------------
                                                                                                           19,597,730
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.6%
     1,500,000  Ashtead Capital, Inc. (a) (b)...........................      6.50%        07/15/22         1,560,000
       146,000  United Rentals North America, Inc. (b)..................      7.63%        04/15/22           152,935
     5,000,000  United Rentals North America, Inc. .....................      5.75%        11/15/24         5,331,250
       250,000  United Rentals North America, Inc. .....................      5.50%        07/15/25           264,688
       339,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           358,493
                                                                                                       --------------
                                                                                                            7,667,366
                                                                                                       --------------

                TRUCKING -- 0.6%
     2,300,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
                   (a)..................................................      5.13%        06/01/22         2,302,875
     4,875,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
                   (b)..................................................      5.50%        04/01/23         4,929,843
       250,000  Hertz (The) Corp. ......................................      7.38%        01/15/21           240,313
       100,000  Hertz (The) Corp. (a)...................................      5.50%        10/15/24            82,000
                                                                                                       --------------
                                                                                                            7,555,031
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
     5,119,000  SBA Communications Corp. ...............................      4.88%        09/01/24         5,336,558
     4,000,000  Sprint Capital Corp. ...................................      6.90%        05/01/19         4,265,000
     1,020,000  Sprint Communications, Inc. (a).........................      9.00%        11/15/18         1,105,425
     2,250,000  Sprint Communications, Inc. (b).........................      7.00%        08/15/20         2,463,750
       150,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           159,000
     2,500,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23         2,650,000
     2,000,000  T-Mobile USA, Inc. .....................................      6.84%        04/28/23         2,127,500
       830,000  T-Mobile USA, Inc. .....................................      5.13%        04/15/25           881,875
                                                                                                       --------------
                                                                                                           18,989,108
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------

                TOTAL CORPORATE BONDS................................................................  $  789,362,938
                (Cost $762,594,471)                                                                    --------------

FOREIGN CORPORATE BONDS -- 13.4%

                AEROSPACE & DEFENSE -- 0.2%
$    2,000,000  Bombardier, Inc. (a)....................................      7.75%        03/15/20         2,192,500
                                                                                                       --------------

                ALUMINUM -- 0.7%
     7,330,000  Alcoa Nederland Holding BV (a)..........................      7.00%        09/30/26         8,172,950
                                                                                                       --------------

                AUTOMOBILE MANUFACTURERS -- 0.3%
     4,000,000  Fiat Chrysler Automobiles NV ...........................      5.25%        04/15/23         4,165,000
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.0%
       250,000  Allegion PLC ...........................................      5.88%        09/15/23           270,375
     9,000,000  Cemex SAB de C.V. (a) (b)...............................      7.75%        04/16/26        10,350,000
     1,100,000  Masonite International Corp. (a)........................      5.63%        03/15/23         1,160,500
                                                                                                       --------------
                                                                                                           11,780,875
                                                                                                       --------------

                CABLE & SATELLITE -- 2.0%
       200,000  Unitymedia GmbH (a).....................................      6.13%        01/15/25           216,000
     3,703,000  UPCB Finance IV Ltd. (a)................................      5.38%        01/15/25         3,878,893
     2,000,000  Virgin Media Finance PLC (a)............................      6.38%        04/15/23         2,110,000
     2,480,000  Virgin Media Finance PLC (a)............................      6.00%        10/15/24         2,633,437
     1,654,000  Virgin Media Finance PLC (a)............................      5.75%        01/15/25         1,734,633
     2,000,000  Virgin Media Secured Finance PLC (a)....................      5.25%        01/15/26         2,087,500
     7,073,000  Virgin Media Secured Finance PLC (a)....................      5.50%        08/15/26         7,515,062
     3,766,000  Ziggo Secured Finance BV (a)............................      5.50%        01/15/27         3,907,225
                                                                                                       --------------
                                                                                                           24,082,750
                                                                                                       --------------

                CASINOS & GAMING -- 0.5%
       250,000  International Game Technology PLC (a)...................      5.63%        02/15/20           266,050
     3,329,000  International Game Technology PLC (a)...................      6.25%        02/15/22         3,661,900
     1,673,000  Melco Resorts Finance Ltd. (a)..........................      4.88%        06/06/25         1,664,516
                                                                                                       --------------
                                                                                                            5,592,466
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.4%
     1,275,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a) (b)............................      5.25%        04/15/21         1,310,063
     3,000,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a)................................      5.88%        04/15/23         3,210,000
                                                                                                       --------------
                                                                                                            4,520,063
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.1%
       950,000  Ritchie Bros Auctioneers, Inc. (a)......................      5.38%        01/15/25           999,058
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.9%
    22,750,000  SFR Group SA (a) (b)....................................      6.00%        05/15/22        23,830,170
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES -- 0.3%
     2,507,000  Open Text Corp. (a).....................................      5.63%        01/15/23         2,644,885
     1,000,000  Open Text Corp. (a).....................................      5.88%        06/01/26         1,085,000
                                                                                                       --------------
                                                                                                            3,729,885
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 1.4%
     5,300,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (a)..................................................      7.25%        05/15/24         5,869,750


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                METAL & GLASS CONTAINERS (CONTINUED)
$   11,080,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (a) (b)..............................................      6.00%        02/15/25    $   11,827,900
                                                                                                       --------------
                                                                                                           17,697,650
                                                                                                       --------------

                OIL & GAS DRILLING -- 0.1%
       900,000  Weatherford International Ltd. (a)......................      9.88%        02/15/24           969,750
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.6%
     4,677,000  JBS USA LUX SA / JBS USA Finance, Inc. (a)..............      8.25%        02/01/20         4,758,847
     2,849,000  JBS USA LUX SA / JBS USA Finance, Inc. (a) (b)..........      5.88%        07/15/24         2,841,878
                                                                                                       --------------
                                                                                                            7,600,725
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
     1,000,000  Cascades, Inc. (a)......................................      5.50%        07/15/22         1,040,000
                                                                                                       --------------

                PHARMACEUTICALS -- 3.4%
       970,000  Concordia International Corp. (a).......................      9.00%        04/01/22           744,475
     4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.75%        08/01/22         4,175,625
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.63%        10/15/23           962,500
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.50%        04/15/25         1,627,500
     8,587,000  Valeant Pharmaceuticals International, Inc. (a) (b).....      6.75%        08/15/18         8,599,880
    25,866,000  Valeant Pharmaceuticals International, Inc. (a) (b).....      5.38%        03/15/20        25,057,687
     1,000,000  Valeant Pharmaceuticals International, Inc. (a).........      7.50%        07/15/21           976,250
                                                                                                       --------------
                                                                                                           42,143,917
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.2%
       405,000  IHS Markit Ltd. (a).....................................      4.75%        02/15/25           427,275
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.50%        10/01/21           853,875
       813,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.00%        02/01/25           841,455
                                                                                                       --------------
                                                                                                            2,122,605
                                                                                                       --------------

                RESTAURANTS -- 0.2%
     3,000,000  1011778 B.C. ULC / New Red Finance, Inc. (a) (b)........      6.00%        04/01/22         3,105,000
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     163,745,364
                (Cost $157,343,597)                                                                    --------------


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 25.1%

                AEROSPACE & DEFENSE -- 0.0%
       434,396  TransDigm, Inc., Term Loan F - Extended ................      4.23%        06/15/23           436,385
                                                                                                       --------------

                APPAREL RETAIL -- 0.0%
       629,627  Neiman Marcus Group (The), Inc., Other Term Loan .......      4.47%        10/25/20           464,526
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.7%
     2,689,894  Epicor Software Corp., Term B Loan .....................      4.99%        06/01/22         2,700,814
       397,484  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                   Loan.................................................      4.80%        08/05/22           398,728
       466,343  JDA Software Group (RP Crown Parent, Inc.),
                   Term Loan B..........................................      4.73%        09/21/23           471,590
     5,205,873  Kronos, Inc., Term Loan B ..............................      4.68%        11/01/23         5,266,677
                                                                                                       --------------
                                                                                                            8,837,809
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

 PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
$    5,427,048  Victory Capital Holdings (VCH Holdings LLC),
                   Initial Term Loan ...................................      8.80%        10/29/21    $    5,491,521
                                                                                                       --------------

                BROADCASTING -- 0.2%
     2,650,034  Tribune Media Co., Extended Term Loan C ................      4.23%        01/31/24         2,657,322
       212,620  Tribune Media Co., Term B Loan .........................      4.23%        12/27/20           213,151
                                                                                                       --------------
                                                                                                            2,870,473
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.0%
       371,732  Jeld-Wen, Inc., Term Loan B ............................      4.30%        07/01/22           375,450
                                                                                                       --------------

                CASINOS & GAMING -- 4.5%
     3,118,500  Amaya Holdings B.V., 2nd Lien Term Loan ................      8.30%        07/31/22         3,165,278
    14,330,591  Amaya Holdings B.V., Term Loan B .......................      4.80%        08/01/21        14,389,777
    24,065,960  Caesars Entertainment Resort Properties LLC,
                   Term Loan B .........................................      4.73%        10/04/20        24,276,537
    13,491,691  Caesars Growth Partners LLC, Term Loan B ...............      4.23%        05/08/21        13,589,506
                                                                                                       --------------
                                                                                                           55,421,098
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       620,690  Arch Coal, Inc., Term Loan B ...........................      5.23%        02/28/24           625,500
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.3%
     3,222,817  Brickman Group Holdings, Inc., Second Lien Term Loan ...      7.73%        12/31/21         3,229,520
                                                                                                       --------------

                ELECTRIC UTILITIES -- 1.3%
    14,532,344  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                   Term Loan (f)........................................  4.48% - 4.49%    12/31/23        14,637,994
     1,474,357  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (f) ....      3.98%        08/04/23         1,478,412
       337,947  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (f).....      3.98%        08/04/23           338,876
                                                                                                       --------------
                                                                                                           16,455,282
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       178,419  PSSI (Packers Holdings LLC), Term Loan B (First Lien)...      4.73%        12/01/21           179,757
                                                                                                       --------------

                FOOD RETAIL -- 0.6%
     2,294,005  Albertsons LLC, Term Loan B5 ...........................      4.29%        12/21/22         2,290,105
     4,612,247  Albertsons LLC, Term Loan B6 ...........................      4.25%        06/22/23         4,605,836
                                                                                                       --------------
                                                                                                            6,895,941
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.2%
     1,979,798  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan ...................................      4.48%        06/08/20         1,971,146
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 0.1%
       985,000  Acadia Healthcare Co., Inc., Term Loan B2 ..............      3.98%        02/16/23           995,776
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.7%
     2,209,550  21st Century Oncology, Inc., Tranche B Term Loan (g) ...      7.43%        04/30/22         2,082,501
     1,229,949  Air Medical Group Holdings, Inc., Initial Term Loan ....      4.48%        04/28/22         1,203,813
       594,000  Air Medical Group Holdings, Inc., Term Loan B1 .........      5.23%        04/28/22           589,919
     1,931,084  CareCore National LLC, Term Loan B .....................      5.23%        03/06/21         1,955,222
       691,250  CHG Healthcare Services, Inc, Term Loan B ..............  4.51% - 4.56%    06/07/23           698,854
     2,932,536  Curo Health Services Holdings, Inc., Term Loan B .......      5.93%        02/15/22         2,960,630
       198,503  ExamWorks Group, Inc., Term Loan B .....................      4.48%        07/27/23           199,827
     3,469,802  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien) ........................................      5.32%        07/01/21         2,752,698
     8,843,872  U.S. Renal Care, Inc., Term Loan B .....................      5.55%        12/30/22         8,674,335
                                                                                                       --------------
                                                                                                           21,117,799
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

 PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HYPERMARKETS & SUPER CENTERS -- 0.9%
$      856,358  BJ's Wholesale Club, Inc., 1st Lien Term Loan ..........      4.97%        01/31/24    $      837,287
    10,130,289  BJ's Wholesale Club, Inc., 2nd Lien Term Loan ..........      8.71%        01/26/25         9,864,370
                                                                                                       --------------
                                                                                                           10,701,657
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.8%
     9,219,030  Gardner Denver, Inc., Initial Dollar Term Loan .........      4.55%        07/30/20         9,261,253
                                                                                                       --------------

                INSURANCE BROKERS -- 0.2%
       428,571  Amwins Group LLC, Term Loan B (Second Lien) ............      7.98%        01/31/25           438,214
     2,487,500  Confie Seguros Holding II Co., Term Loan B .............      6.73%        03/30/22         2,455,884
                                                                                                       --------------
                                                                                                            2,894,098
                                                                                                       --------------

                LEISURE FACILITIES -- 0.1%
       953,074  Planet Fitness Holdings LLC, Term Loan B ...............  4.23% - 4.30%    03/31/21           962,013
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.8%
       402,633  Immucor, Inc., Term Loan B (First Lien) ................      6.24%        07/30/21           407,835
     5,804,167  inVentiv Health, Inc., Term Loan B .....................      4.95%        09/30/23         5,807,301
     1,949,749  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.),Initial Term Loan .............................      5.05%        06/30/21         1,956,436
     2,120,000  Parexel, Bridge Loan (h) (i)............................      7.00%        03/19/18         2,112,050
                                                                                                       --------------
                                                                                                           10,283,622
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.0%
       436,427  MultiPlan, Inc. (MPH Acquisition Holdings LLC),
                   Term Loan B .........................................      4.30%        06/07/23           439,481
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,027,778  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (Second Lien) ........      8.50%        08/04/21            73,229
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien) ..      8.42%        09/30/20           575,000
                                                                                                       --------------
                                                                                                              648,229
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       893,837  First Data Corp., Term Loan 2024 .......................      3.73%        04/21/24           898,628
     1,052,000  iPayment, Inc., Term Loan B ............................      7.31%        04/06/23         1,059,890
                                                                                                       --------------
                                                                                                            1,958,518
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.0%
    11,761,125  Amplify Snack Brands, Inc., Term Loan B ................      6.73%        08/31/23        11,777,943
                                                                                                       --------------

                PAPER PACKAGING -- 0.2%
     2,751,555  Reynolds Group Holdings, Inc., Term Loan B .............      4.23%        02/05/23         2,762,946
                                                                                                       --------------

                PHARMACEUTICALS -- 2.9%
    15,731,317  Concordia Healthcare Corp., Initial Dollar Term Loan ...      5.50%        10/21/21        11,630,477
     8,759,501  Horizon Pharma, Inc., Term Loan B ......................      5.00%        03/22/24         8,803,299
       496,173  Patheon, Inc. (JLL/Delta Dutch Newco B.V.),
                   Term Loan B .........................................      4.50%        04/15/24           497,290
    14,027,549  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan .................................      5.98%        04/01/22        14,287,340
                                                                                                       --------------
                                                                                                           35,218,406
                                                                                                       --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................      6.98%        02/28/22           606,000
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.4%
     5,066,948  DTZ Worldwide Ltd., 2015-1 Additional Term Loan ........  4.45% - 4.56%    11/04/21         5,092,283
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

 PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                RESEARCH & CONSULTING SERVICES -- 3.0%
$   12,554,077  Acosta, Inc., Term Loan B ..............................      4.48%        09/26/21    $   11,418,937
     9,034,009  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................      4.55%        07/23/21         8,826,227
     5,055,508  Advantage Sales & Marketing, Inc., Term Loan
                   (Second Lien) .......................................      7.80%        07/25/22         4,777,455
    10,680,000  Information Resources, Inc., Second Lien Term Loan .....      9.48%        12/31/24        10,639,949
       798,000  Information Resources, Inc., Term Loan B ...............      5.48%        12/31/23           803,650
                                                                                                       --------------
                                                                                                           36,466,218
                                                                                                       --------------

                RESTAURANTS -- 1.0%
     1,685,000  Portillo's Holdings LLC, Second Lien Term Loan .........      9.30%        08/15/22         1,689,213
     8,129,073  Portillo's Holdings LLC, Term B Loan (First Lien) ......      5.80%        08/02/21         8,118,911
     2,396,429  Red Lobster Management LLC, Initial Term Loan
                   (First Lien) ........................................      6.48%        07/28/21         2,420,394
                                                                                                       --------------
                                                                                                           12,228,518
                                                                                                       --------------

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.5%
     6,150,000  Capital Automotive LLC, 2nd Lien Term Loan .............      7.24%        03/15/25         6,246,125
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.8%
     3,075,146  Asurion LLC, Replacement Term Loan B-5 .................      4.23%        11/03/23         3,098,210
     3,900,000  Asurion LLC, Term Loan (Second Lien) ...................      8.73%        07/31/25         3,904,874
     3,177,667  Asurion LLC, Term Loan B4 ..............................      4.48%        08/04/22         3,177,667
                                                                                                       --------------
                                                                                                           10,180,751
                                                                                                       --------------

                SPECIALTY STORES -- 0.6%
     4,102,207  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%        05/25/18         3,886,841
     3,676,083  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.95%        04/25/20         2,959,247
                                                                                                       --------------
                                                                                                            6,846,088
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 1.4%
     4,051,165  Applied Systems, Inc., Initial Term Loan (Second Lien) .      7.80%        01/24/22         4,095,485
     4,910,736  Avast Software B.V. (Sybil Software LLC), Term Loan B ..      4.55%        09/30/23         4,952,821
     5,524,852  BMC Software Finance, Inc., Term Loan B ................      5.23%        09/10/22         5,558,941
     2,635,679  Compuware Corp., Term Loan B3 ..........................      5.55%        12/15/21         2,642,268
                                                                                                       --------------
                                                                                                           17,249,515
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     307,191,647
                (Cost $312,832,360)                                                                    --------------

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         1,737  Vistra Energy Corp. (f) (j)..........................................................           1,940
         2,702  Vistra Energy Corp. Claim (f) (i) (j)................................................               0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           1,940
                (Cost $3,018)                                                                          --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.2%

     2,950,526  Morgan Stanley Institutional Liquidity Fund - Treasury
                   Portfolio - Institutional Class - 0.91% (k) ......................................  $    2,950,526
                (Cost $2,950,526)                                                                      --------------

                TOTAL INVESTMENTS -- 103.1%..........................................................   1,263,252,415
                (Cost $1,235,723,972) (l)                                                              --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (7.5%)

$  (70,375,000) United States Treasury Note ............................      1.50%        04/15/20       (70,454,735)
   (11,000,000) United States Treasury Note ............................      1.88%        04/30/22       (11,028,358)
   (10,000,000) United States Treasury Note ............................      2.25%        02/15/27        (9,969,140)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT...............................................     (91,452,233)
                (Proceeds $91,418,231)                                                                 --------------

                NET OTHER ASSETS AND LIABILITIES -- 4.4%.............................................      53,171,642
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,224,971,824
                                                                                                       ==============


-----------------------------


(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $538,836,651 or 44.0% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 15, 2017.

(d) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) On October 3, 2016, Texas Competitive Electric Holdings (TCEH), completed their reorganization in the form of a tax free spin off from their parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity, TCEH Corp., cash held by the new entity, tax receivable rights, and a beneficial interest in an unsecured claim up to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH Corp. changed its name to Vistra Energy Corp.

(g)   This issuer has filed for protection in federal bankruptcy court.

(h) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)


(i) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2017, securities noted as such amounted to $2,112,050 or 0.2% of net assets.

(j)   Non-income producing security.

(k)   Interest rate shown reflects yield as of July 31, 2017.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,293,262 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,764,819.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                              ASSETS TABLE

                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            7/31/2017         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
Corporate Bonds*........................  $  789,362,938  $           --  $  789,362,938  $           --
Foreign Corporate Bonds*................     163,745,364              --     163,745,364              --
Senior Floating-Rate Loan Interests:
   Life Sciences Tools & Services.......      10,283,622              --       8,171,572       2,112,050
   Other Industry Categories*...........     296,908,025              --     296,908,025              --
Rights*.................................           1,940              --           1,940              --**
Money Market Funds......................       2,950,526       2,950,526              --              --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $1,263,252,415  $    2,950,526  $1,258,189,839  $    2,112,050
                                          ==============  ==============  ==============  ==============

                                           LIABILITIES TABLE

                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            7/31/2017         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
U.S. Government Notes Sold Short........  $  (91,452,233) $           --  $  (91,452,233) $           --
                                          ==============  ==============  ==============  ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

Level 3 Senior Floating-Rate Loan Interests and Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2017 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2016
   Senior Floating-Rate Loan Interests               $        --
   Rights                                                     --*
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases :                                                   --
   Senior Floating-Rate Loan Interests                 2,112,050
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JULY 31, 2017
   Senior Floating-Rate Loan Interests                 2,112,050
   Rights                                                     --*
                                                     -----------
Total Level 3 holdings                               $ 2,112,050
                                                     ===========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2017 (UNAUDITED)

      specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July 31, 2017.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31, 2017.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 41.2%

                AEROSPACE/DEFENSE -- 0.1%
$      715,000  United Technologies Corp. (a)...........................      1.52%        11/01/19    $      720,110
                                                                                                       --------------

                AGRICULTURE -- 0.8%
     5,060,000  Reynolds American, Inc. ................................      2.30%        08/21/17         5,061,751
     2,800,000  Reynolds American, Inc. ................................      2.30%        06/12/18         2,813,832
                                                                                                       --------------
                                                                                                            7,875,583
                                                                                                       --------------

                AUTO MANUFACTURERS -- 6.3%
       330,000  American Honda Finance Corp., Medium-Term Note (a)......      1.76%        07/13/18           331,210
     1,000,000  American Honda Finance Corp., Medium-Term Note (a)......      1.46%        11/19/18         1,002,989
     1,000,000  American Honda Finance Corp., Medium-Term Note (a)......      2.00%        02/22/19         1,011,075
     2,200,000  Daimler Finance North America LLC (a) (b)...............      1.51%        08/01/17         2,200,000
     1,000,000  Daimler Finance North America LLC (a) (b)...............      1.42%        11/05/18         1,000,414
     1,417,000  Daimler Finance North America LLC (a) (b)...............      2.04%        07/05/19         1,429,403
     4,000,000  Daimler Finance North America LLC (a) (b)...............      1.93%        10/30/19         4,021,888
     1,500,000  Daimler Finance North America LLC (a) (b)...............      1.70%        05/05/20         1,503,881
     1,000,000  Ford Motor Credit Co. LLC ..............................      1.68%        09/08/17         1,000,366
     4,000,000  Ford Motor Credit Co. LLC ..............................      2.15%        01/09/18         4,007,199
     2,000,000  Ford Motor Credit Co. LLC (a)...........................      2.24%        01/09/18         2,005,812
     2,000,000  Ford Motor Credit Co. LLC ..............................      2.38%        01/16/18         2,005,764
     1,000,000  Ford Motor Credit Co. LLC (a)...........................      2.15%        06/15/18         1,004,738
     1,500,000  Ford Motor Credit Co. LLC (a)...........................      2.06%        03/12/19         1,505,849
     2,000,000  Ford Motor Credit Co. LLC (a)...........................      2.02%        06/12/20         2,001,356
     1,500,000  Ford Motor Credit Co. LLC, Medium-Term Note (a).........      2.88%        01/08/19         1,522,232
     2,000,000  General Motors Financial Co., Inc. .....................      3.00%        09/25/17         2,004,414
     1,898,000  General Motors Financial Co., Inc. .....................      3.25%        05/15/18         1,919,017
     2,000,000  General Motors Financial Co., Inc. (a)..................      3.36%        01/15/19         2,041,866
     1,000,000  General Motors Financial Co., Inc. (a)..................      2.63%        05/09/19         1,014,218
     2,000,000  General Motors Financial Co., Inc. (a)..................      2.57%        10/04/19         2,025,230
     2,000,000  General Motors Financial Co., Inc. (a)..................      2.23%        04/13/20         2,008,842
     4,000,000  Hyundai Capital America (b).............................      2.00%        03/19/18         4,005,556
     1,500,000  Nissan Motor Acceptance Corp. (a) (b)...................      2.10%        04/06/18         1,506,492
     3,500,000  Nissan Motor Acceptance Corp. (a) (b)...................      1.76%        09/13/19         3,517,287
       500,000  Toyota Motor Credit Corp. (a)...........................      1.56%        04/17/20           501,293
     2,000,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.68%        04/06/18         2,004,774
     1,000,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.74%        10/18/19         1,007,547
     7,418,000  Volkswagen Group of America Finance LLC (b).............      1.60%        11/20/17         7,416,196
     6,400,000  Volkswagen Group of America Finance LLC (b).............      1.65%        05/22/18         6,395,264
                                                                                                       --------------
                                                                                                           64,922,172
                                                                                                       --------------

                BANKS -- 11.6%
     2,000,000  Bank of America Corp. ..................................      2.00%        01/11/18         2,004,118
       296,000  Bank of America Corp. (a)...............................      2.34%        01/15/19           299,424
     1,030,000  Bank of America Corp., Medium-Term Note (a).............      1.80%        08/25/17         1,030,368
     2,433,000  Bank of America Corp., Medium-Term Note (a).............      2.36%        03/22/18         2,447,610
     6,000,000  Bank of America Corp., Medium-Term Note ................      6.88%        04/25/18         6,221,465
     2,522,000  Bank of America Corp., Medium-Term Note (a).............      2.17%        04/01/19         2,547,535
     1,000,000  Bank of America Corp., Medium-Term Note (a).............      2.49%        10/21/22         1,017,417
     3,575,000  BB&T Corp., Medium-Term Note (a)........................      2.11%        06/15/18         3,595,106
     1,000,000  Branch Banking & Trust Co., Medium-Term Note (a)........      1.70%        05/01/19         1,004,272
     1,000,000  Capital One Financial Corp. (a).........................      1.94%        05/12/20         1,005,494
     1,000,000  Capital One Financial Corp. (a).........................      2.17%        03/09/22         1,002,278
     2,000,000  Capital One N.A./Mclean VA .............................      1.65%        02/05/18         1,999,480


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
---------------  -------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    2,625,000  Capital One N.A./Mclean VA (a)..........................      1.85%        02/05/18    $    2,631,473
     3,285,000  Capital One N.A./Mclean VA (a)..........................      2.00%        09/13/19         3,300,046
     3,000,000  Citigroup, Inc. ........................................      1.80%        02/05/18         3,002,580
     3,300,000  Citigroup, Inc. (a).....................................      2.01%        04/27/18         3,311,293
     4,000,000  Citigroup, Inc. ........................................      1.75%        05/01/18         4,000,399
     1,000,000  Citigroup, Inc. (a).....................................      2.88%        05/15/18         1,011,728
     1,500,000  Citigroup, Inc. (a).....................................      2.15%        06/07/19         1,514,724
     1,000,000  Citigroup, Inc. (a).....................................      2.09%        01/10/20         1,008,511
     1,000,000  Citigroup, Inc. (a).....................................      2.36%        08/02/21         1,019,941
     1,500,000  Citigroup, Inc. (a).....................................      2.29%        12/08/21         1,521,903
     1,000,000  Citizens Bank N.A./Providence RI (a)....................      1.75%        03/02/20         1,000,516
     1,000,000  Citizens Bank N.A./Providence RI (a)....................      1.77%        05/26/20         1,001,508
     1,500,000  Citizens Bank N.A./Providence RI, Medium-Term Note .....      1.60%        12/04/17         1,499,468
     4,075,000  Discover Bank ..........................................      2.00%        02/21/18         4,080,522
     1,500,000  Fifth Third Bank/Cincinnati OH (a)......................      1.88%        09/27/19         1,508,970
     2,800,000  Goldman Sachs Group, (The), Inc. .......................      2.38%        01/22/18         2,811,127
     3,000,000  Goldman Sachs Group, (The), Inc. (a)....................      2.51%        04/30/18         3,021,204
     1,500,000  Goldman Sachs Group, (The), Inc. (a)....................      2.35%        04/25/19         1,516,863
     1,000,000  Goldman Sachs Group, (The), Inc. (a)....................      2.04%        12/13/19         1,008,303
     1,500,000  Goldman Sachs Group, (The), Inc. (a)....................      2.47%        04/23/20         1,527,180
     2,000,000  Goldman Sachs Group, (The), Inc. (a)....................      2.45%        09/15/20         2,036,634
     2,808,000  Goldman Sachs Group, (The), Inc. (a)....................      2.35%        11/15/21         2,839,042
     3,680,000  HSBC USA, Inc. .........................................      1.70%        03/05/18         3,682,598
     1,500,000  JPMorgan Chase & Co. (a)................................      2.13%        03/22/19         1,513,751
     1,000,000  JPMorgan Chase & Co. (a)................................      2.52%        10/29/20         1,023,051
     4,500,000  JPMorgan Chase & Co. (a)................................      1.77%        03/09/21         4,504,540
     3,000,000  JPMorgan Chase & Co. (a)................................      1.88%        06/01/21         3,009,996
     1,000,000  JPMorgan Chase Bank N.A. (a)............................      1.73%        09/21/18         1,003,241
     3,500,000  JPMorgan Chase Bank N.A. (a)............................      1.88%        09/23/19         3,524,752
     1,000,000  KeyBank N.A./Cleveland OH (a)...........................      1.98%        11/22/21         1,008,190
     2,800,000  Morgan Stanley .........................................      2.13%        04/25/18         2,809,397
     3,000,000  Morgan Stanley (a)......................................      2.16%        01/24/19         3,024,558
       500,000  Morgan Stanley (a)......................................      2.46%        01/27/20           508,150
     3,000,000  Morgan Stanley (a)......................................      1.98%        02/14/20         3,013,218
     3,125,000  Morgan Stanley (a)......................................      2.49%        01/20/22         3,157,755
     1,510,000  Morgan Stanley, Global Medium-Term Note (a).............      2.59%        04/25/18         1,522,239
       800,000  PNC Bank N.A. (a).......................................      1.47%        08/01/17           800,000
     2,000,000  PNC Bank N.A. (a).......................................      1.54%        05/19/20         2,006,600
     1,957,000  Regions Bank/Birmingham AL .............................      2.25%        09/14/18         1,966,566
     3,065,000  Wells Fargo & Co. (a)...................................      1.94%        04/23/18         3,077,478
     1,500,000  Wells Fargo & Co. (a)...................................      2.11%        02/11/22         1,512,171
     3,000,000  Wells Fargo & Co., Medium-Term Note (a).................      1.99%        01/30/20         3,029,307
     1,500,000  Wells Fargo Bank N.A. (a)...............................      1.77%        09/07/17         1,500,810
     1,000,000  Wells Fargo Bank N.A. Medium-Term Note (a)..............      1.70%        11/28/18         1,004,500
       500,000  Wells Fargo Bank N.A. Medium-Term Note (a)..............      1.87%        12/06/19           505,407
                                                                                                       --------------
                                                                                                          119,056,777
                                                                                                       --------------

                BEVERAGES -- 0.3%
     3,400,000  Anheuser-Busch InBev Finance, Inc. (a)..................      2.43%        02/01/21         3,534,014
                                                                                                       --------------

                BIOTECHNOLOGY -- 0.8%
     2,000,000  Amgen, Inc. (a).........................................      1.63%        05/11/20         2,012,904


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BIOTECHNOLOGY (CONTINUED)
$    6,000,000  Baxalta, Inc. (a).......................................      2.07%        06/22/18    $    6,029,130
                                                                                                       --------------
                                                                                                            8,042,034
                                                                                                       --------------

                BUILDING MATERIALS -- 0.2%
     2,000,000  Vulcan Materials Co. (a)................................      1.85%        06/15/20         1,999,674
                                                                                                       --------------

                CHEMICALS -- 1.0%
     3,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                   Chemical Co., L.P. (b)...............................      1.70%        05/01/18         3,003,471
     2,860,000  EI du Pont de Nemours & Co. (a).........................      1.70%        05/01/20         2,886,412
     2,000,000  Rohm & Haas Co. ........................................      6.00%        09/15/17         2,010,328
     2,000,000  Sherwin-Williams (The) Co. .............................      1.35%        12/15/17         1,998,804
                                                                                                       --------------
                                                                                                            9,899,015
                                                                                                       --------------

                COMPUTERS -- 0.3%
       500,000  Hewlett Packard Enterprise Co. .........................      2.45%        10/05/17           500,881
       950,000  Hewlett Packard Enterprise Co. (a)......................      3.04%        10/05/17           952,109
     2,000,000  NetApp, Inc. ...........................................      2.00%        12/15/17         2,000,276
                                                                                                       --------------
                                                                                                            3,453,266
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.2%
       800,000  American Express Co. (a)................................      1.76%        05/22/18           803,245
     1,500,000  American Express Credit Corp. (a).......................      1.82%        03/18/19         1,510,416
       500,000  American Express Credit Corp., Medium-Term Note (a).....      1.50%        05/03/19           501,348
     2,000,000  American Express Credit Corp., Medium-Term Note (a).....      1.88%        10/30/19         2,011,954
     6,080,000  International Lease Finance Corp. ......................      3.88%        04/15/18         6,161,363
     5,590,000  Synchrony Financial ....................................      1.88%        08/15/17         5,590,390
     5,500,000  Synchrony Financial (a).................................      2.58%        11/09/17         5,515,989
                                                                                                       --------------
                                                                                                           22,094,705
                                                                                                       --------------

                ELECTRIC -- 1.9%
     3,500,000  Alabama Power Co. ......................................      5.50%        10/15/17         3,527,158
     1,240,000  American Electric Power Co., Inc. ......................      1.65%        12/15/17         1,240,368
     2,000,000  Duke Energy Corp. ......................................      2.10%        06/15/18         2,008,124
     1,095,000  Exelon Generation Co. LLC ..............................      6.20%        10/01/17         1,102,634
       445,000  Kansas City Power & Light Co. ..........................      6.38%        03/01/18           456,534
     2,500,000  Kentucky Power Co. (b)..................................      6.00%        09/15/17         2,512,615
     2,000,000  NextEra Energy Capital Holdings, Inc. ..................      2.06%        09/01/17         2,000,796
     3,000,000  Pacific Gas & Electric Co. (a)..........................      1.40%        11/30/17         3,000,588
     1,000,000  Southern (The) Co. .....................................      1.30%        08/15/17           999,997
     3,000,000  Virginia Electric & Power Co. ..........................      5.40%        04/30/18         3,081,810
                                                                                                       --------------
                                                                                                           19,930,624
                                                                                                       --------------

                ENVIRONMENTAL CONTROL -- 0.3%
     3,000,000  Republic Services, Inc. ................................      3.80%        05/15/18         3,052,521
                                                                                                       --------------

                FOOD -- 0.8%
     3,205,000  JM Smucker (The) Co. ...................................      1.75%        03/15/18         3,208,679
     1,761,000  Kroger (The) Co. .......................................      6.40%        08/15/17         1,763,869
       500,000  Mondelez International, Inc. (a)........................      1.69%        02/01/19           501,653
     3,120,000  Tyson Foods, Inc. (a)...................................      1.76%        06/02/20         3,135,157
                                                                                                       --------------
                                                                                                            8,609,358
                                                                                                       --------------

                GAS -- 0.1%
     1,475,000  CenterPoint Energy Resources Corp., Medium-Term Note ...      6.00%        05/15/18         1,525,467
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE SERVICES -- 0.7%
$    1,264,000  Anthem, Inc. ...........................................      1.88%        01/15/18    $    1,265,026
     3,000,000  Anthem, Inc. ...........................................      2.30%        07/15/18         3,018,655
     2,800,000  Roche Holdings, Inc. (a) (b)............................      1.64%        09/30/19         2,814,949
                                                                                                       --------------
                                                                                                            7,098,630
                                                                                                       --------------

                INSURANCE -- 1.8%
     4,366,000  American International Group, Inc., Medium-Term Note ...      5.85%        01/16/18         4,453,429
       208,000  Hartford Financial Services Group (The), Inc. ..........      6.30%        03/15/18           213,864
     1,500,000  MetLife, Inc. ..........................................      1.90%        12/15/17         1,502,037
     5,655,000  Metropolitan Life Global Funding I (a) (b)..............      1.70%        12/19/18         5,679,627
     1,690,000  Prudential Financial, Inc., Medium-Term Note ...........      6.00%        12/01/17         1,714,138
     1,351,000  Prudential Financial, Inc., Medium-Term Note (a)........      1.96%        08/15/18         1,360,117
     4,000,000  Voya Financial, Inc. ...................................      2.90%        02/15/18         4,025,344
                                                                                                       --------------
                                                                                                           18,948,556
                                                                                                       --------------

                INTERNET -- 0.3%
     2,000,000  eBay, Inc. .............................................      2.50%        03/09/18         2,011,100
     1,000,000  eBay, Inc. (a)..........................................      1.65%        08/01/19         1,004,014
                                                                                                       --------------
                                                                                                            3,015,114
                                                                                                       --------------

                MACHINERY - CONSTRUCTION & MINING -- 0.2%
     1,700,000  Caterpillar Financial Services Corp., Medium-Term Note
                   (a)..................................................      1.81%        01/10/20         1,713,889
                                                                                                       --------------

                MACHINERY - DIVERSIFIED -- 0.2%
     2,000,000  Roper Technologies, Inc. ...............................      1.85%        11/15/17         2,001,082
                                                                                                       --------------

                OIL & GAS -- 2.3%
     2,000,000  Chevron Corp. (a).......................................      1.70%        03/03/22         2,012,894
     2,000,000  ConocoPhillips Co. .....................................      1.05%        12/15/17         1,997,018
     2,443,000  ConocoPhillips Co. (a)..................................      2.08%        05/15/22         2,490,577
     3,540,000  Marathon Oil Corp. .....................................      6.00%        10/01/17         3,555,261
       759,000  Marathon Oil Corp. .....................................      5.90%        03/15/18           778,627
     3,000,000  Phillips 66 (a) (b).....................................      1.95%        04/15/19         3,006,567
     3,000,000  Phillips 66 (a) (b).....................................      2.05%        04/15/20         3,006,276
     6,177,000  Pioneer Natural Resources Co. ..........................      6.88%        05/01/18         6,401,652
                                                                                                       --------------
                                                                                                           23,248,872
                                                                                                       --------------

                OIL & GAS SERVICES -- 0.4%
     4,110,000  National Oilwell Varco, Inc. ...........................      1.35%        12/01/17         4,104,854
                                                                                                       --------------

                PHARMACEUTICALS -- 1.4%
     6,000,000  AbbVie, Inc. ...........................................      1.80%        05/14/18         6,009,937
     3,000,000  Bayer US Finance LLC (b)................................      1.50%        10/06/17         3,000,099
     1,506,000  Bayer US Finance LLC (a) (b)............................      1.58%        10/06/17         1,506,209
     3,942,000  Cardinal Health, Inc. ..................................      1.95%        06/15/18         3,952,773
                                                                                                       --------------
                                                                                                           14,469,018
                                                                                                       --------------

                PIPELINES -- 2.7%
     4,758,000  Columbia Pipeline Group, Inc. ..........................      2.45%        06/01/18         4,781,024
       465,000  Enbridge Energy Partners, L.P. .........................      6.50%        04/15/18           480,444
       527,000  Energy Transfer, L.P. ..................................      2.50%        06/15/18           530,002
     4,369,000  Enterprise Products Operating LLC ......................      6.30%        09/15/17         4,392,832
     1,500,000  Enterprise Products Operating LLC ......................      6.65%        04/15/18         1,553,324
     3,000,000  Enterprise Products Operating LLC ......................      1.65%        05/07/18         2,999,379
     4,023,000  Kinder Morgan Energy Partners, L.P. ....................      5.95%        02/15/18         4,109,639


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                PIPELINES (CONTINUED)
$    6,075,000  Kinder Morgan, Inc. ....................................      2.00%        12/01/17    $    6,081,178
     3,000,000  Spectra Energy Partners, L.P. (a).......................      1.92%        06/05/20         3,016,899
                                                                                                       --------------
                                                                                                           27,944,721
                                                                                                       --------------

                RETAIL -- 1.1%
       486,000  AutoNation, Inc. .......................................      6.75%        04/15/18           502,726
     3,000,000  CVS Health Corp. .......................................      1.90%        07/20/18         3,010,830
     3,706,000  Dollar General Corp. ...................................      1.88%        04/15/18         3,708,642
     4,250,000  McDonald's Corp., Global Medium-Term Note ..............      5.80%        10/15/17         4,286,342
                                                                                                       --------------
                                                                                                           11,508,540
                                                                                                       --------------

                TELECOMMUNICATIONS -- 1.8%
     4,185,000  AT&T, Inc. .............................................      1.75%        01/15/18         4,188,444
     2,000,000  AT&T, Inc. .............................................      5.50%        02/01/18         2,038,730
     2,831,000  AT&T, Inc. (a)..........................................      2.11%        11/27/18         2,856,315
     1,000,000  AT&T, Inc. (a)..........................................      2.20%        02/14/23         1,003,929
     4,000,000  Verizon Communications, Inc. (a)........................      2.04%        06/17/19         4,036,880
     1,000,000  Verizon Communications, Inc. (a)........................      1.55%        08/15/19         1,001,908
     2,000,000  Verizon Communications, Inc. (a)........................      1.72%        05/22/20         2,005,192
     1,500,000  Verizon Communications, Inc. (a)........................      2.25%        03/16/22         1,521,150
                                                                                                       --------------
                                                                                                           18,652,548
                                                                                                       --------------

                TRANSPORTATION -- 0.4%
     3,877,000  Ryder System, Inc., Medium-Term Note ...................      2.50%        03/01/18         3,892,756
                                                                                                       --------------

                TRUCKING & LEASING -- 1.2%
     6,000,000  Aviation Capital Group Corp. (b)........................      2.88%        09/17/18         6,064,914
     5,713,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..      3.38%        03/15/18         5,776,329
                                                                                                       --------------
                                                                                                           11,841,243
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     423,155,143
                (Cost $422,429,288)                                                                    --------------


                                                                           ANNUALIZED
                                                                              YIELD
  PRINCIPAL                                                                ON DATE OF       STATED
    VALUE                             DESCRIPTION                           PURCHASE       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER -- 34.3%

                AEROSPACE/DEFENSE -- 0.6%
     6,000,000  Arconic, Inc. ..........................................      1.89%        08/16/17         5,995,374
                                                                                                       --------------

                AUTO MANUFACTURERS -- 0.3%
     3,000,000  VW Credit, Inc. ........................................      1.49%        08/24/17         2,997,198
                                                                                                       --------------

                BEVERAGES -- 1.8%
     3,000,000  Anheuser-Busch InBev Worldwide, Inc. ...................      1.65%        04/20/18         2,964,996
     7,000,000  Molson Coors Brewing Co. ...............................  1.62% - 1.64%    08/11/17         6,996,894
     5,000,000  Molson Coors Brewing Co. ...............................      1.59%        08/23/17         4,995,263
     4,000,000  Molson Coors Brewing Co. ...............................      1.58%        08/24/17         3,996,038
                                                                                                       --------------
                                                                                                           18,953,191
                                                                                                       --------------

                CHEMICALS -- 1.8%
     3,000,000  Albemarle Corp. ........................................      1.72%        08/02/17         2,999,860
     5,000,000  Albemarle Corp. ........................................      1.76%        08/10/17         4,997,849
     1,000,000  Albemarle Corp. ........................................      1.72%        08/15/17           999,347
     6,000,000  Albemarle Corp. ........................................      1.74%        08/22/17         5,994,048


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

                                                                           ANNUALIZED
                                                                              YIELD
  PRINCIPAL                                                                ON DATE OF       STATED
    VALUE                             DESCRIPTION                           PURCHASE       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                CHEMICALS (CONTINUED)
$    4,000,000  Albemarle Corp. ........................................      1.74%        08/25/17    $    3,995,465
                                                                                                       --------------
                                                                                                           18,986,569
                                                                                                       --------------

                COMPUTERS -- 0.7%
     7,000,000  HP, Inc. ...............................................      1.63%        10/12/17         6,977,737
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.5%
     6,000,000  Hitachi Capital America Corp. ..........................      1.58%        08/02/17         5,999,741
     4,000,000  Nasdaq, Inc. ...........................................      1.53%        08/24/17         3,996,164
     5,000,000  Nasdaq, Inc. ...........................................      1.62%        10/24/17         4,981,563
                                                                                                       --------------
                                                                                                           14,977,468
                                                                                                       --------------

                ELECTRIC -- 1.8%
     4,000,000  Electricite de France S.A. .............................      1.59%        08/09/17         3,998,621
     6,000,000  Entergy Corp. ..........................................      1.69%        10/04/17         5,982,388
     4,000,000  Entergy Corp. ..........................................      1.64%        10/11/17         3,987,372
     5,000,000  SCANA Corp. ............................................      1.74%        08/16/17         4,996,458
                                                                                                       --------------
                                                                                                           18,964,839
                                                                                                       --------------

                ELECTRONICS -- 1.8%
     2,000,000  Arrow Electronics, Inc. ................................      1.79%        08/01/17         2,000,000
     3,000,000  Arrow Electronics, Inc. ................................      1.84%        08/03/17         2,999,700
     6,000,000  Arrow Electronics, Inc. ................................      1.84%        08/07/17         5,998,198
     5,000,000  Arrow Electronics, Inc. ................................      1.84%        08/10/17         4,997,749
     3,000,000  Arrow Electronics, Inc. ................................      1.84%        08/14/17         2,998,049
                                                                                                       --------------
                                                                                                           18,993,696
                                                                                                       --------------

                FOOD -- 1.9%
     6,000,000  Kraft Heinz Foods Co. ..................................  1.54% - 1.55%    08/16/17         5,996,210
     5,000,000  Kraft Heinz Foods Co. ..................................      1.54%        08/29/17         4,994,127
     5,000,000  Kraft Heinz Foods Co. ..................................      1.54%        08/30/17         4,993,918
     3,000,000  Mondelez International, Inc. ...........................      1.49%        08/23/17         2,997,321
                                                                                                       --------------
                                                                                                           18,981,576
                                                                                                       --------------

                GAS -- 2.0%
     5,000,000  NiSource Finance Corp. .................................      1.53%        08/21/17         4,995,833
     5,000,000  NiSource Finance Corp. .................................      1.53%        08/24/17         4,995,208
     6,000,000  ONEOK, Inc. ............................................      1.81%        08/03/17         5,999,409
     5,000,000  ONEOK, Inc. ............................................      1.86%        08/15/17         4,996,461
                                                                                                       --------------
                                                                                                           20,986,911
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 1.8%
     5,000,000  Boston Scientific Corp. ................................      1.69%        08/08/17         4,998,396
     2,000,000  Boston Scientific Corp. ................................  1.61% - 1.69%    08/09/17         1,999,284
     1,287,000  Boston Scientific Corp. ................................      1.67%        08/16/17         1,286,126
     2,700,000  Boston Scientific Corp. ................................      1.64%        08/17/17         2,698,080
     3,500,000  Boston Scientific Corp. ................................      1.67%        08/23/17         3,496,513
     1,000,000  Boston Scientific Corp. ................................      1.77%        09/26/17           997,307
     3,000,000  Boston Scientific Corp. ................................      1.79%        10/02/17         2,990,955
                                                                                                       --------------
                                                                                                           18,466,661
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.5%
     5,000,000  Humana, Inc. ...........................................      1.53%        08/21/17         4,995,832
                                                                                                       --------------

                HOME FURNISHINGS -- 0.3%
     3,000,000  Whirlpool Corp. ........................................      1.48%        09/06/17         2,995,645
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

                                                                           ANNUALIZED
                                                                              YIELD
  PRINCIPAL                                                                ON DATE OF       STATED
    VALUE                             DESCRIPTION                           PURCHASE       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                MEDIA -- 1.8%
$    5,000,000  Viacom, Inc. ...........................................      1.84%        08/03/17    $    4,999,500
     5,000,000  Viacom, Inc. ...........................................      1.81%        08/07/17         4,998,524
     5,000,000  Viacom, Inc. ...........................................      1.82%        08/09/17         4,998,021
     3,000,000  Viacom, Inc. ...........................................      1.81%        08/17/17         2,997,639
                                                                                                       --------------
                                                                                                           17,993,684
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 1.1%
     5,000,000  ITT, Inc. ..............................................      1.53%        08/02/17         4,999,791
     1,100,000  ITT, Inc. ..............................................      1.58%        08/07/17         1,099,716
     2,500,000  ITT, Inc. ..............................................      1.53%        08/11/17         2,498,958
     3,000,000  ITT, Inc. ..............................................      1.58%        08/14/17         2,998,321
                                                                                                       --------------
                                                                                                           11,596,786
                                                                                                       --------------

                OIL & GAS -- 3.9%
     5,000,000  Canadian Natural Resources Ltd. ........................  1.69% - 1.79%    08/08/17         4,998,316
     4,000,000  Canadian Natural Resources Ltd. ........................      1.79%        08/14/17         3,997,469
     5,000,000  Canadian Natural Resources Ltd. ........................  1.65% - 1.69%    08/22/17         4,995,281
     4,000,000  Eni Finance USA, Inc. ..................................      1.48%        09/21/17         3,991,775
     2,000,000  Nabors Industries, Inc. ................................      1.95%        08/01/17         2,000,000
     5,000,000  Nabors Industries, Inc. ................................      1.95%        08/03/17         4,999,472
     6,000,000  Nabors Industries, Inc. ................................      2.00%        08/08/17         5,997,724
     6,000,000  Nabors Industries, Inc. ................................      2.05%        08/10/17         5,997,000
     3,000,000  Suncor Energy, Inc. ....................................      1.50%        09/27/17         2,993,017
                                                                                                       --------------
                                                                                                           39,970,054
                                                                                                       --------------

                OIL & GAS SERVICES -- 0.9%
     3,000,000  FMC Technologies, Inc. .................................      1.56%        09/12/17         2,994,674
     4,000,000  FMC Technologies, Inc. .................................      1.57%        09/13/17         3,992,687
     2,000,000  Schlumberger Holdings Corp. ............................      1.48%        09/06/17         1,997,097
                                                                                                       --------------
                                                                                                            8,984,458
                                                                                                       --------------

                PIPELINES -- 6.3%
     3,000,000  Enbridge Energy Partners, L.P. .........................      1.90%        08/01/17         3,000,000
     3,000,000  Enbridge Energy Partners, L.P. .........................      2.00%        08/21/17         2,996,749
     3,000,000  Enbridge Energy Partners, L.P. .........................      2.00%        08/25/17         2,996,098
     5,000,000  Enbridge Energy Partners, L.P. .........................      1.95%        09/06/17         4,990,487
     3,000,000  Enbridge Energy Partners, L.P. .........................      2.05%        09/13/17         2,992,824
     4,000,000  Energy Transfer, L.P. ..................................  2.00% - 2.10%    08/14/17         3,997,110
     3,000,000  Energy Transfer, L.P. ..................................      2.00%        08/15/17         2,997,725
     7,000,000  Energy Transfer, L.P. ..................................  2.00% - 2.10%    08/17/17         6,993,843
     7,000,000  Kinder Morgan, Inc. ....................................      1.74%        08/01/17         7,000,000
     6,000,000  Plains All American Pipeline, L.P. .....................      2.00%        08/09/17         5,997,399
     5,000,000  Plains All American Pipeline, L.P. .....................      2.16%        08/14/17         4,996,203
     5,000,000  Plains All American Pipeline, L.P. .....................      2.15%        08/18/17         4,995,039
     3,000,000  Plains Midstream Canada ULC ............................      1.95%        08/17/17         2,997,466
     3,000,000  Spectra Energy Partners, L.P. ..........................      1.53%        08/25/17         2,997,000
     5,000,000  Sunoco Logistics Partners Operations, L.P. .............      2.15%        08/08/17         4,997,957
                                                                                                       --------------
                                                                                                           64,945,900
                                                                                                       --------------

                RETAIL -- 1.9%
     6,000,000  AutoNation, Inc. .......................................      1.69%        08/01/17         6,000,000
     6,000,000  AutoNation, Inc. .......................................      1.69%        08/02/17         5,999,725
     7,000,000  AutoNation, Inc. .......................................      1.69%        08/07/17         6,998,075
                                                                                                       --------------
                                                                                                           18,997,800
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

                                                                           ANNUALIZED
                                                                              YIELD
  PRINCIPAL                                                                ON DATE OF       STATED
    VALUE                             DESCRIPTION                           PURCHASE       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                TELECOMMUNICATIONS -- 0.4%
$    4,000,000  Deutsche Telekom AG ....................................      1.64%        11/06/17    $    3,982,723
                                                                                                       --------------

                TRANSPORTATION -- 1.2%
     7,000,000  Kansas City Southern ...................................      1.58%        08/04/17         6,999,096
     5,000,000  Kansas City Southern ...................................      1.72%        08/07/17         4,998,599
                                                                                                       --------------
                                                                                                           11,997,695
                                                                                                       --------------
                TOTAL COMMERCIAL PAPER...............................................................     351,741,797
                (Cost $351,741,797)                                                                    --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS -- 17.1%

                AGRICULTURE -- 0.9%
     7,500,000  Imperial Brands Finance PLC (b).........................      2.05%        02/11/18         7,507,590
     2,000,000  Imperial Brands Finance PLC (b).........................      2.05%        07/20/18         2,001,518
                                                                                                       --------------
                                                                                                            9,509,108
                                                                                                       --------------

                AUTO MANUFACTURERS -- 0.2%
     2,000,000  Volkswagen International Finance N.V. (b)...............      1.60%        11/20/17         1,999,054
                                                                                                       --------------

                BANKS -- 10.1%
     4,000,000  ABN AMRO Bank N.V. (a) (b)..............................      1.94%        01/18/19         4,022,424
     2,000,000  Australia & New Zealand Banking Group Ltd. (a) (b)......      1.95%        09/23/19         2,013,534
     2,000,000  Australia & New Zealand Banking Group Ltd. (a) (b)......      1.68%        08/19/20         2,005,664
       900,000  Bank of Montreal, Medium-Term Note (a)..................      1.90%        04/09/18           902,888
       500,000  Bank of Montreal, Medium-Term Note (a)..................      1.95%        07/18/19           504,153
       250,000  Bank of Montreal, Medium-Term Note (a)..................      1.83%        12/12/19           251,507
     1,000,000  Bank of Montreal, Medium-Term Note (a)..................      1.99%        08/27/21         1,011,290
       250,000  Bank of Nova Scotia (The) (a)...........................      2.13%        01/15/19           251,859
     2,100,000  Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (b).............      1.70%        03/05/18         2,100,840
     2,240,000  Barclays Bank PLC (b)...................................      6.05%        12/04/17         2,272,231
     5,800,000  Barclays PLC ...........................................      2.00%        03/16/18         5,808,293
       500,000  Canadian Imperial Bank of Commerce (a)..................      1.74%        09/06/19           502,440
     2,000,000  Commonwealth Bank of Australia (a) (b)..................      1.82%        11/07/19         2,014,622
       500,000  Commonwealth Bank of Australia (a) (b)..................      1.94%        03/10/22           501,996
     2,000,000  Cooperatieve Rabobank UA/NY (a).........................      2.13%        01/10/22         2,022,668
     1,000,000  Credit Agricole S.A./London (a) (b).....................      2.10%        04/15/19         1,008,623
     1,400,000  Credit Agricole S.A./London (a) (b).....................      2.20%        06/10/20         1,421,487
     1,000,000  Credit Suisse AG/New York NY ...........................      6.00%        02/15/18         1,022,432
     1,000,000  Credit Suisse AG/New York NY ...........................      1.70%        04/27/18         1,000,290
     2,500,000  Credit Suisse AG/New York NY, Global
                   Medium-Term Note (a).................................      2.00%        01/29/18         2,507,493
     3,000,000  Credit Suisse Group Funding Guernsey Ltd. (a)...........      3.59%        04/16/21         3,165,213
     3,000,000  Danske Bank A/S (a) (b).................................      1.80%        09/06/19         3,018,387
     1,200,000  Danske Bank A/S (a) (b).................................      1.72%        03/02/20         1,203,608
     1,833,000  Deutsche Bank AG (a)....................................      2.75%        01/18/19         1,857,872
     3,000,000  Deutsche Bank AG/London (a).............................      1.86%        02/13/18         3,004,119
     2,000,000  Deutsche Bank AG/London ................................      1.88%        02/13/18         2,000,618
       500,000  HSBC Bank PLC (a) (b)...................................      1.82%        05/15/18           501,991


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    2,000,000  HSBC Holdings PLC (a)...................................      3.46%        03/08/21    $    2,107,768
     1,500,000  HSBC Holdings PLC (a)...................................      2.80%        01/05/22         1,549,808
     3,000,000  ING Bank N.V. (a) (b)...................................      1.79%        08/15/19         3,020,244
     5,000,000  Macquarie Bank Ltd. (a) (b).............................      2.48%        01/15/19         5,060,085
     1,004,000  Macquarie Group Ltd. (b)................................      4.88%        08/10/17         1,004,651
     4,000,000  Mitsubishi UFJ Financial Group, Inc. (a)................      2.30%        09/13/21         4,058,804
       500,000  Mitsubishi UFJ Financial Group, Inc. (a)................      2.09%        02/22/22           506,690
       500,000  Mizuho Bank Ltd. (a) (b)................................      2.50%        10/20/18           505,635
     4,000,000  Mizuho Financial Group, Inc. (a)........................      2.38%        09/13/21         4,072,288
       250,000  National Australia Bank Ltd. (a) (b)....................      1.89%        01/10/20           251,412
     1,830,000  Nordea Bank AB (a) (b)..................................      2.11%        09/17/18         1,845,877
     1,000,000  Nordea Bank AB (a) (b)..................................      1.92%        09/30/19         1,007,326
     3,000,000  Nordea Bank AB (a) (b)..................................      1.67%        05/29/20         3,014,561
       300,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.56%        10/13/17           300,104
       500,000  Royal Bank of Canada, Global Medium-Term Note (a).......      2.01%        04/15/19           503,860
     1,000,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.79%        07/29/19         1,005,061
       435,000  Santander UK PLC .......................................      1.65%        09/29/17           435,145
     2,200,000  Skandinaviska Enskilda Banken AB (a) (b)................      1.81%        09/13/19         2,212,725
     1,250,000  Societe Generale S.A. ..................................      2.75%        10/12/17         1,253,401
     1,400,000  Standard Chartered PLC (b)..............................      1.70%        04/17/18         1,398,705
     1,000,000  Sumitomo Mitsui Banking Corp. (a).......................      1.85%        01/11/19         1,003,851
     1,000,000  Sumitomo Mitsui Financial Group, Inc. (a)...............      2.28%        01/11/22         1,010,577
     4,000,000  Sumitomo Mitsui Trust Bank Ltd. (b).....................      1.80%        03/28/18         4,004,856
     1,000,000  Svenska Handelsbanken AB, Medium-Term Note (a)..........      1.71%        09/06/19         1,004,806
     1,000,000  Toronto-Dominion Bank (The), Medium-Term Note (a).......      1.86%        04/30/18         1,003,784
     2,000,000  UBS AG/London (a) (b)...................................      1.80%        06/08/20         2,009,208
       225,000  UBS AG/Stamford CT .....................................      5.88%        12/20/17           228,749
     3,850,000  UBS AG/Stamford CT, Global Medium-Term Note (a).........      2.00%        03/26/18         3,866,528
     4,000,000  UBS Group Funding Switzerland AG (a) (b)................      3.08%        04/14/21         4,142,104
     1,950,000  Westpac Banking Corp. (a)...............................      1.62%        05/25/18         1,955,156
       350,000  Westpac Banking Corp. (a)...............................      1.89%        05/13/19           352,697
                                                                                                       --------------
                                                                                                          103,595,008
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.0%
     7,700,000  LeasePlan Corp. N.V. (b)................................      3.00%        10/23/17         7,719,512
     2,641,000  LeasePlan Corp. N.V. (b)................................      2.50%        05/16/18         2,648,780
                                                                                                       --------------
                                                                                                           10,368,292
                                                                                                       --------------

                MEDIA -- 0.6%
     3,275,000  Thomson Reuters Corp. ..................................      1.65%        09/29/17         3,276,294
     3,005,000  Thomson Reuters Corp. ..................................      6.50%        07/15/18         3,140,778
                                                                                                       --------------
                                                                                                            6,417,072
                                                                                                       --------------

                MINING -- 0.5%
     5,329,000  Glencore Finance Canada Ltd. (b)........................      2.70%        10/25/17         5,344,268
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 0.3%
     3,000,000  Siemens Financieringsmaatschappij N.V. (a) (b)..........      1.56%        09/13/19         3,007,236
                                                                                                       --------------

                OIL & GAS -- 0.9%
       500,000  BP Capital Markets PLC (a)..............................      1.53%        08/14/18           501,416
     1,280,000  BP Capital Markets PLC (a)..............................      1.93%        09/26/18         1,284,041
     4,833,000  Canadian Natural Resources Ltd. ........................      1.75%        01/15/18         4,832,575
     1,440,000  Shell International Finance BV (a)......................      1.58%        09/12/19         1,448,009


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                OIL & GAS (CONTINUED)
$      479,000  Total Capital International S.A. (a)....................      1.75%        08/10/18    $      481,508
                                                                                                       --------------
                                                                                                            8,547,549
                                                                                                       --------------

                PHARMACEUTICALS -- 1.0%
     2,100,000  Allergan Funding SCS (a)................................      2.31%        03/12/18         2,110,198
     6,000,000  Allergan Funding SCS ...................................      2.35%        03/12/18         6,026,130
     2,000,000  Allergan Funding SCS (a)................................      2.48%        03/12/20         2,048,806
                                                                                                       --------------
                                                                                                           10,185,134
                                                                                                       --------------

                PIPELINES -- 0.3%
     3,035,000  TransCanada PipeLines Ltd. .............................      1.63%        11/09/17         3,036,241
                                                                                                       --------------

                TELECOMMUNICATIONS -- 1.3%
     2,875,000  Deutsche Telekom International Finance BV (a) (b).......      1.72%        09/19/19         2,882,714
     1,000,000  Deutsche Telekom International Finance BV (a) (b).......      1.88%        01/17/20         1,003,792
     2,000,000  Rogers Communications, Inc. ............................      6.80%        08/15/18         2,106,210
     7,020,000  Telefonica Emisiones SAU ...............................      3.19%        04/27/18         7,091,098
                                                                                                       --------------
                                                                                                           13,083,814
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     175,092,776
                (Cost $174,604,399)                                                                    --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 4.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.9%
                Federal Home Loan Banks
       119,450       Series 2008-1372, Class 1 .........................      4.75%        05/18/18           121,968
                Federal Home Loan Mortgage Corporation
        10,678       Series 2002-2510, Class HB ........................      5.50%        10/15/17            10,705
        10,443       Series 2002-2538, Class CB ........................      5.00%        12/15/17            10,478
         8,302       Series 2002-2542, Class ES ........................      5.00%        12/15/17             8,327
       411,063       Series 2003-2575, Class DY ........................      5.00%        02/15/18           412,912
        57,771       Series 2003-2595, Class AE ........................      5.00%        04/15/18            58,093
       324,843       Series 2003-2614, Class BY ........................      4.50%        05/15/18           327,308
        50,448       Series 2003-2629, Class AD ........................      4.50%        06/15/18            50,805
       440,772       Series 2003-2638, Class AM ........................      4.50%        07/15/18           444,386
        23,328       Series 2003-2656, Class BG ........................      5.00%        10/15/32            23,378
        20,008       Series 2003-2672, Class NH ........................      4.00%        09/15/18            20,144
       138,629       Series 2003-2695, Class DG ........................      4.00%        10/15/18           139,780
       348,607       Series 2004-2764, Class UE ........................      5.00%        10/15/32           351,899
        81,333       Series 2004-2773, Class HS ........................      4.50%        04/15/19            81,882
        46,542       Series 2004-2804, Class VC ........................      5.00%        07/15/21            46,703
       156,490       Series 2004-2828, Class JE ........................      4.50%        07/15/19           158,548
       114,028       Series 2004-2861, Class BL ........................      4.00%        09/15/19           115,605
       289,152       Series 2004-2874, Class BC ........................      5.00%        10/15/19           295,159
       341,744       Series 2004-2877, Class JH ........................      4.75%        03/15/19           345,846
     1,051,992       Series 2004-2885, Class PY ........................      4.50%        11/15/19         1,063,829
       497,286       Series 2004-2895, Class EK ........................      4.00%        11/15/19           503,902
       580,571       Series 2004-2900, Class PC ........................      4.50%        12/15/19           587,584
        62,080       Series 2005-2920, Class HD ........................      4.50%        01/15/20            62,723
        55,771       Series 2005-2945, Class HB ........................      5.00%        03/15/20            56,714
       174,983       Series 2005-2981, Class BC ........................      4.50%        05/15/20           176,641


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      469,274       Series 2005-2995, Class JK ........................      4.50%        06/15/20    $      475,181
        13,990       Series 2005-3005, Class GA ........................      4.50%        02/15/20            14,131
           791       Series 2005-3064, Class OG ........................      5.50%        06/15/34               791
       363,029       Series 2007-3266, Class D .........................      5.00%        01/15/22           367,319
        80,786       Series 2007-3294, Class DB ........................      4.50%        03/15/22            82,434
       120,902       Series 2010-3659, Class EB ........................      2.00%        06/15/18           120,823
       177,282       Series 2010-3705, Class CA ........................      3.00%        08/15/20           179,129
       255,122       Series 2010-3726, Class DA ........................      2.00%        08/15/20           255,136
     5,051,998       Series 2010-3726, Class ND ........................      3.50%        06/15/39         5,125,603
       615,907       Series 2010-3740, Class NP ........................      2.00%        01/15/37           616,388
       115,140       Series 2010-3755, Class AJ ........................      2.00%        11/15/20           115,330
       138,534       Series 2010-3766, Class HE ........................      3.00%        11/15/20           140,267
       497,528       Series 2010-3768, Class DE ........................      2.25%        11/15/28           497,294
     1,203,397       Series 2010-3770, Class EB ........................      2.00%        01/15/38         1,205,305
       103,541       Series 2010-3772, Class HE ........................      2.50%        10/15/18           103,742
       189,374       Series 2010-3773, Class GK ........................      2.50%        12/15/20           190,933
       221,732       Series 2011-3786, Class DA ........................      3.00%        02/15/24           222,955
       387,228       Series 2011-3790, Class AP ........................      4.50%        01/15/37           402,097
       134,679       Series 2011-3812, Class BE ........................      2.75%        09/15/18           135,193
        70,220       Series 2011-3814, Class KE ........................      2.25%        02/15/18            70,209
       264,150       Series 2011-3820, Class NA ........................      4.50%        02/15/38           271,863
        83,335       Series 2011-3821, Class A .........................      4.00%        01/15/29            84,510
       370,388       Series 2011-3825, Class AB ........................      3.00%        08/15/20           372,490
        12,890       Series 2011-3826, Class MB ........................      1.50%        07/15/18            12,862
        69,526       Series 2011-3841, Class JK ........................      3.00%        10/15/38            70,337
        30,386       Series 2011-3848, Class GA ........................      4.00%        12/15/28            30,543
       217,081       Series 2011-3852, Class CA ........................      3.00%        10/15/39           220,072
     2,246,568       Series 2011-3887, Class VA ........................      4.00%        12/15/23         2,265,449
       110,733       Series 2011-3893, Class JA ........................      4.00%        01/15/29           111,350
       161,115       Series 2011-3895, Class CD ........................      2.00%        10/15/18           161,207
        75,716       Series 2011-3944, Class LB ........................      2.00%        02/15/25            76,045
        30,925       Series 2011-3977, Class GA ........................      1.50%        07/15/19            30,868
       556,892       Series 2012-4011, Class KM ........................      2.00%        03/15/22           559,320
       577,412       Series 2014-4305, Class KN ........................      2.50%        03/15/38           582,033
       505,639       Series 2014-4419, Class TB ........................      3.00%        02/15/40           507,388
       466,332       Series 2015-4459, Class GA ........................      2.00%        06/15/38           466,895
       826,006       Series 2015-4459, Class NC ........................      5.00%        07/15/25           840,049
                Federal National Mortgage Association
        16,607       Series 2003-44, Class CD ..........................      3.50%        03/25/33            16,617
       155,666       Series 2003-81, Class HC ..........................      4.75%        09/25/18           157,323
        24,600       Series 2003-120, Class BY .........................      4.00%        12/25/18            24,799
        40,392       Series 2004-27, Class HB ..........................      4.00%        05/25/19            40,894
       143,482       Series 2004-79, Class FA (a).......................      1.52%        08/25/32           143,766
       246,916       Series 2004-90, Class LH ..........................      5.00%        04/25/34           250,952
       593,828       Series 2004-90, Class XQ ..........................      4.50%        09/25/34           603,165
         9,509       Series 2005-110, Class GK .........................      5.50%        08/25/34             9,678
        55,498       Series 2008-18, Class HD ..........................      4.00%        12/25/18            55,866
        25,695       Series 2008-51, Class BC ..........................      4.50%        06/25/23            25,942
       127,556       Series 2008-53, Class CA ..........................      5.00%        07/25/23           129,865
       656,057       Series 2008-59, Class KB ..........................      4.50%        07/25/23           663,491
        45,968       Series 2009-11, Class DK ..........................      5.00%        12/25/18            46,343


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      766,661       Series 2009-14, Class EB ..........................      4.50%        03/25/24    $      776,359
        59,614       Series 2009-31, Class A ...........................      4.00%        02/25/24            59,720
       171,676       Series 2009-78, Class LE ..........................      4.00%        09/25/19           173,024
        61,268       Series 2009-96, Class JA ..........................      3.50%        10/25/24            62,290
        73,108       Series 2010-10, Class NB ..........................      3.00%        01/25/39            73,438
        35,220       Series 2010-12, Class AC ..........................      2.50%        12/25/18            35,241
     1,609,309       Series 2010-35, Class KA ..........................      4.50%        07/25/38         1,630,118
        36,715       Series 2010-81, Class LE ..........................      3.00%        07/25/39            36,808
       156,723       Series 2010-83, Class AJ ..........................      2.75%        11/25/18           157,144
        20,238       Series 2010-103, Class GA .........................      2.00%        04/25/20            20,216
       120,614       Series 2010-110, Class AE .........................      9.75%        11/25/18           124,580
       593,667       Series 2010-116, Class AD .........................      2.00%        08/25/20           594,196
        36,500       Series 2010-123, Class HA .........................      2.50%        03/25/24            36,560
       251,951       Series 2010-144, Class YG .........................      2.25%        11/25/23           251,934
       376,092       Series 2010-145, Class MA .........................      2.00%        12/25/20           376,424
        29,592       Series 2010-153, Class AC .........................      2.00%        11/25/18            29,592
       356,074       Series 2011-3, Class EG ...........................      2.00%        05/25/20           356,061
       249,785       Series 2011-13, Class AD ..........................      2.00%        07/25/21           250,573
         2,491       Series 2011-15, Class AB ..........................      9.75%        08/25/19             2,566
       128,927       Series 2011-15, Class HT ..........................      5.50%        03/25/26           134,057
     1,903,016       Series 2011-36, Class QC ..........................      3.00%        12/25/28         1,917,527
       153,694       Series 2011-60, Class UC ..........................      2.50%        09/25/39           154,496
        54,140       Series 2011-68, Class AH ..........................      4.50%        12/25/20            55,113
       123,254       Series 2011-71, Class KC ..........................      1.75%        08/25/21           123,070
       125,911       Series 2011-79, Class AD ..........................      3.00%        11/25/37           127,530
       101,031       Series 2011-86, Class DC ..........................      2.00%        09/25/21           101,002
        19,419       Series 2011-89, Class LE ..........................      3.00%        03/25/39            19,523
        92,181       Series 2011-103, Class JD .........................      2.75%        04/25/36            92,066
       632,078       Series 2011-111, Class DA .........................      3.00%        12/25/38           639,435
        57,954       Series 2011-117, Class DH .........................      3.00%        06/25/29            58,568
       280,509       Series 2014-76, Class AC ..........................      2.50%        02/25/34           283,382
                Government National Mortgage Association
        92,193       Series 2000-9, Class FG (a)........................      1.83%        02/16/30            92,941
       105,570       Series 2005-78, Class A ...........................      5.00%        07/16/33           108,017
       118,376       Series 2006-17, Class KY ..........................      5.00%        04/20/36           120,388
       135,403       Series 2009-10, Class JA ..........................      4.50%        03/16/34           137,014
       273,138       Series 2009-10, Class MD ..........................      4.50%        12/16/36           283,104
       103,829       Series 2009-43, Class AB ..........................      5.00%        03/16/34           104,994
       115,675       Series 2009-52, Class PA ..........................      5.00%        04/16/39           118,200
        21,601       Series 2009-55, Class HC ..........................      3.50%        06/20/39            21,664
       179,986       Series 2009-77, Class KC ..........................      4.50%        05/20/38           182,878
        84,586       Series 2009-87, Class BD ..........................      3.00%        10/20/38            85,046
       198,091       Series 2010-4, Class JC ...........................      3.00%        08/16/39           201,281
        10,373       Series 2010-23, Class LA ..........................      3.00%        10/20/37            10,403
        60,965       Series 2010-23, Class MH ..........................      4.50%        02/20/38            61,986
        66,455       Series 2010-30, Class PN ..........................      4.00%        03/20/38            67,380
        97,332       Series 2010-30, Class QA ..........................      3.00%        06/20/38            97,585
       105,118       Series 2010-30, Class QC ..........................      3.50%        06/20/38           105,406
        72,025       Series 2010-30, Class QE ..........................      4.00%        06/20/38            72,321


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$       37,523       Series 2010-39, Class ME ..........................      4.00%        03/20/38    $       37,920
       115,456       Series 2010-39, Class MG ..........................      4.25%        03/20/38           117,106
        61,655       Series 2010-45, Class HJ ..........................      4.00%        05/16/35            61,948
        23,206       Series 2010-45, Class KA ..........................      2.50%        05/16/35            23,219
       406,679       Series 2010-45, Class YM ..........................      3.50%        05/16/35           408,263
       150,006       Series 2010-47, Class CL ..........................      4.00%        08/20/38           152,303
        76,677       Series 2010-57, Class YH ..........................      2.50%        05/20/37            76,744
       213,947       Series 2010-85, Class NK ..........................      3.25%        01/20/38           216,369
       326,134       Series 2010-87, Class HE ..........................      3.00%        11/20/38           332,347
        51,996       Series 2010-94, Class PH ..........................      3.00%        12/20/37            52,183
        76,067       Series 2010-101, Class PG .........................      2.50%        04/20/38            76,488
        76,067       Series 2010-101, Class PL .........................      3.50%        04/20/38            76,626
        32,157       Series 2010-105, Class NE .........................      3.00%        11/20/37            32,265
       335,524       Series 2010-114, Class NJ .........................      3.00%        04/20/38           337,843
       120,720       Series 2010-125, Class BA .........................      2.08%        05/16/37           121,181
       284,704       Series 2010-125, Class TE .........................      3.00%        06/20/39           289,466
       401,483       Series 2010-142, Class AJ .........................      3.00%        09/20/39           404,508
        52,654       Series 2010-164, Class LE .........................      3.00%        10/20/38            53,375
       166,873       Series 2010-164, Class LH .........................      3.50%        10/20/38           169,875
       220,311       Series 2011-21, Class AP ..........................      4.50%        05/20/38           224,896
       170,741       Series 2011-21, Class QC ..........................      4.00%        05/20/38           173,219
       199,708       Series 2011-24, Class NE ..........................      3.50%        04/20/39           203,046
       300,211       Series 2011-37, Class PG ..........................      3.00%        05/20/40           303,284
       243,559       Series 2011-40, Class CA ..........................      3.00%        12/16/25           246,631
       568,759       Series 2014-180, Class PA .........................      2.50%        04/20/43           570,905
                                                                                                       --------------
                                                                                                           40,012,792
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%
                Government National Mortgage Association
        25,824         Series 2014-28, Class A  ........................      2.00%        01/16/46            25,771
                                                                                                       --------------

                PASS-THROUGH SECURITIES -- 0.4%
                Federal Home Loan Mortgage Corporation
        10,276       Pool B18688 .......................................      5.00%        02/01/20            10,541
        39,567       Pool E01591 .......................................      5.50%        02/01/19            40,217
        72,385       Pool E92651 .......................................      5.50%        11/01/17            72,582
         3,596       Pool E99249 .......................................      5.50%        09/01/18             3,630
        48,597       Pool E99582 .......................................      5.00%        09/01/18            49,802
       267,682       Pool G11728 .......................................      5.50%        02/01/20           275,325
       173,780       Pool G11777 .......................................      5.00%        10/01/20           179,169
        80,707       Pool G11879 .......................................      5.00%        10/01/20            83,400
       242,826       Pool G11902 .......................................      5.00%        08/01/20           252,053
       246,468       Pool G11966 .......................................      5.50%        11/01/20           255,649
        13,724       Pool G12255 .......................................      5.50%        07/01/21            14,466
       120,690       Pool G13204 .......................................      6.00%        11/01/22           127,472
        79,919       Pool G13235 .......................................      4.50%        08/01/20            81,918
        96,849       Pool G13395 .......................................      4.50%        12/01/19            99,004
        84,586       Pool G13761 .......................................      5.50%        12/01/20            86,761
       292,137       Pool G14075 .......................................      4.50%        08/01/18           298,638
       100,761       Pool G18010 .......................................      5.50%        09/01/19           103,504
       357,977       Pool J02535 .......................................      5.00%        09/01/20           373,513


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association
$          222       Pool 256889 .......................................      5.50%        09/01/17    $          222
         8,402       Pool 723399 .......................................      4.50%        09/01/18             8,600
        54,827       Pool 725445 .......................................      4.50%        05/01/19            56,115
        58,753       Pool 725793 .......................................      5.50%        09/01/19            60,121
        80,162       Pool 725934 .......................................      5.00%        11/01/19            82,039
       197,377       Pool 735646 .......................................      4.50%        07/01/20           202,628
        19,815       Pool 739798 .......................................      4.50%        09/01/18            20,281
       102,792       Pool 773440 .......................................      5.00%        07/01/19           105,189
        15,205       Pool 775019 .......................................      4.50%        05/01/19            15,563
       112,714       Pool 847919 .......................................      5.50%        11/01/20           117,171
        14,124       Pool 889191 .......................................      4.50%        04/01/21            14,456
        23,667       Pool 889847 .......................................      4.50%        04/01/21            24,223
       185,715       Pool 898044 .......................................      4.50%        12/01/20           190,933
        73,933       Pool AL0217 .......................................      5.00%        11/01/18            75,651
       159,161       Pool AL8539 .......................................      4.50%        01/01/27           162,899
       105,932       Pool MA0772 .......................................      4.00%        06/01/21           109,831
                Government National Mortgage Association
        74,580       Pool 781783 .......................................      5.50%        08/15/19            76,287
       243,700       Pool 781820 .......................................      5.00%        11/15/19           250,179
       211,358       Pool 783524 .......................................      5.00%        09/15/24           220,577
                                                                                                       --------------
                                                                                                            4,200,609
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................      44,239,172
                (Cost $44,521,272)                                                                     --------------

ASSET-BACKED SECURITIES -- 2.7%

                ACE Securities Corp. Home Equity Loan Trust
       344,627       Series 2005-HE7, Class A1B2 (a)....................      1.83%        11/25/35           344,540
                Aegis Asset Backed Securities Trust
       127,865       Series 2005-3, Class M1 (a)........................      1.70%        08/25/35           128,049
                Ameriquest Mortgage Securities, Inc.
       136,065       Series 2004-R9, Class M2 (a).......................      2.21%        10/25/34           136,862
       251,434       Series 2005-R2, Class M2 (a).......................      1.95%        04/25/35           252,283
       107,642       Series 2005-R11, Class A2D (a).....................      1.56%        01/25/36           107,652
                Bear Stearns Asset Backed Securities I Trust
       158,751       Series 2005-FR1, Class M1 (a)......................      1.98%        06/25/35           159,394
                Citigroup Mortgage Loan Trust
       195,501       Series 2005-OPT3, Class M2 (a).....................      1.91%        05/25/35           196,193
                Encore Credit Receivables Trust
        98,494       Series 2005-2, Class M2 (a)........................      1.92%        11/25/35            98,819
                First Franklin Mortgage Loan Trust
         6,506       Series 2005-FF6, Class M1 (a)......................      1.86%        05/25/36             6,524
                Ford Credit Auto Lease Trust
     1,288,579       Series 2015-A, Class A4 ...........................      1.31%        08/15/18         1,288,453
     4,295,000       Series 2015-B, Class A4 ...........................      1.54%        02/15/19         4,295,985
     2,335,000       Series 2016-A, Class A4 ...........................      1.85%        07/15/19         2,340,333
                GM Financial Automobile Leasing Trust
     2,831,926       Series 2015-1, Class A3 ...........................      1.53%        09/20/18         2,832,435
     6,694,882       Series 2015-2, Class A3 ...........................      1.68%        12/20/18         6,700,910
     3,885,000       Series 2015-3, Class A3 ...........................      1.69%        03/20/19         3,888,084


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                HSI Asset Securitization Corp. Trust
$      186,640       Series 2006-OPT2, Class 2A4 (a)....................      1.52%        01/25/36    $      187,078
                Long Beach Mortgage Loan Trust
       258,906       Series 2005-1, Class M2 (a)........................      2.03%        02/25/35           260,010
                MASTR Asset Backed Securities Trust
        93,657       Series 2005-OPT1, Class M2 (a).....................      1.86%        03/25/35            93,941
                Nissan Auto Lease Trust
       370,000       Series 2016-A, Class A4 ...........................      1.65%        10/15/21           370,080
                Novastar Mortgage Funding Trust
       925,855       Series 2004-2, Class M2 (a)........................      2.25%        09/25/34           928,052
                Option One Mortgage Loan Trust
       315,011       Series 2005-1, Class A1A (a).......................      1.73%        02/25/35           314,976
        97,993       Series 2005-5, Class A3 (a)........................      1.44%        12/25/35            98,115
                RAMP
       696,914       Series 2005-EFC1, Class M3 (a).....................      1.71%        05/25/35           699,552
        74,859       Series 2005-EFC5, Class M1 (a).....................      1.63%        10/25/35            75,044
                Structured Asset Investment Loan Trust
       264,935       Series 2004-10, Class A7 (a).......................      2.29%        11/25/34           266,854
                Structured Asset Securities Corp. Mortgage Loan Trust
     1,222,333       Series 2005-WF3, Class A3 (a)......................      1.58%        07/25/35         1,225,741
                Wells Fargo Home Equity Trust
       125,000       Series 2005-2, Class M4 (a)........................      1.77%        04/25/35           125,349
       346,982       Series 2005-3, Class M3 (a)........................      1.69%        11/25/35           348,148
                World Financial Network Credit Card Master Trust
       150,000       Series 2013-A, Class A ............................      1.61%        12/15/21           150,049
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................      27,919,505
                (Cost $27,900,334)                                                                     --------------

MORTGAGE-BACKED SECURITIES -- 0.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                Banc of America Funding Trust
       116,153       Series 2010-R5, Class 2A1 (a) (b)..................      3.76%        06/26/35           116,343
                RBSSP Resecuritization Trust
       236,182       Series 2009-12, Class 20A1 (a) (b).................      3.30%        12/25/35           239,484
                Wells Fargo Mortgage Loan Trust
       349,468       Series 2010-RR1, Class 1A1 (a) (b).................      3.50%        02/27/37           352,448
                                                                                                       --------------
                                                                                                              708,275
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.5%
                CFCRE Commercial Mortgage Trust
        17,516       Series 2011-C2, Class A2 ..........................      3.06%        12/15/47            17,501
                Commercial Mortgage Loan Trust
     1,898,447       Series 2008-LS1, Class A1A (a).....................      6.37%        12/10/49         1,901,242
                Commercial Mortgage Trust
       187,935       Series 2012-CR4, Class A2 .........................      1.80%        10/15/45           187,876
                Credit Suisse Commercial Mortgage Trust
        45,603       Series 2008-C1, Class A3 (a).......................      6.52%        02/15/41            45,609
                JP Morgan Chase Commercial Mortgage Securities Corp.
         8,904       Series 2012-C8, Class A2 ..........................      1.80%        10/15/45             8,901
                LB-UBS Commercial Mortgage Trust
     2,224,308       Series 2007-C7, Class A3 (a).......................      5.87%        09/15/45         2,233,004


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Morgan Stanley Capital I Trust
$      426,524       Series 2008-T29, Class A4 (a)......................      6.51%        01/11/43    $      430,981
                WFRBS Commercial Mortgage Trust
        56,828       Series 2014-C20, Class A1 .........................      1.28%        05/15/47            56,648
                                                                                                       --------------
                                                                                                            4,881,762
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................       5,590,037
                (Cost $5,697,781)                                                                      --------------

MUNICIPAL BONDS -- 0.4%

                INDIANA -- 0.4%
     4,000,000  Whiting IN Envir Facs Rev Variable BP Prods North
                   America, Inc. Proj, AMT (a)..........................     1.57%         12/01/44         4,002,000
                                                                                                       --------------
                TOTAL MUNICIPAL BONDS................................................................       4,002,000
                (Cost $3,980,333)                                                                      --------------

CERTIFICATES OF DEPOSIT -- 0.3%

                BANKS -- 0.3%
     1,200,000  Barclays Bank PLC/NY (a)................................      2.02%        09/08/17         1,201,058
     1,500,000  Credit Suisse AG/New York NY (a)........................      2.03%        09/12/17         1,501,467
                                                                                                       --------------
                TOTAL CERTIFICATES OF DEPOSIT........................................................       2,702,525
                (Cost $2,700,867)                                                                      --------------

                TOTAL INVESTMENTS -- 100.8%..........................................................   1,034,442,955
                (Cost $1,033,576,071) (c)
                NET OTHER ASSETS AND LIABILITIES -- (0.8)%...........................................      (8,522,577)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,025,920,378
                                                                                                       ==============

-----------------------------


(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2017.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $155,752,972 or 15.2% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,320,911 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $454,027.

AMT   - Alternative Minimum Tax


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2017 (UNAUDITED)


--------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2          LEVEL 3
                                                  TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                 VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                7/31/2017          PRICES           INPUTS           INPUTS
                                              --------------   --------------   --------------   --------------
Corporate Bonds*...........................   $  423,155,143   $           --   $  423,155,143   $           --
Commercial Paper*..........................      351,741,797               --      351,741,797               --
Foreign Corporate Bonds*...................      175,092,776               --      175,092,776               --
U.S. Government Agency Mortgage-Backed
   Securities..............................       44,239,172               --       44,239,172               --
Asset-Backed Securities....................       27,919,505               --       27,919,505               --
Mortgage-Backed Securities.................        5,590,037               --        5,590,037               --
Municipal Bonds**..........................        4,002,000               --        4,002,000               --
Certificates of Deposit*...................        2,702,525               --        2,702,525               --
                                              --------------   --------------   --------------   --------------
Total Investments..........................   $1,034,442,955   $           --   $1,034,442,955   $           --
                                              ==============   ==============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2017 (UNAUDITED)

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

           12) the borrower's/issuer's competitive position within the industry;

           13) the borrowers's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2017 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 46.7%

                CAPITAL MARKETS -- 46.7%
       215,522  First Trust Emerging Markets Local Currency Bond ETF (a).............................  $    9,310,550
        31,516  First Trust Low Duration Opportunities ETF (a).......................................       1,642,929
       761,278  First Trust Preferred Securities and Income ETF (a)..................................      15,347,365
       309,189  First Trust Tactical High Yield ETF (a)..............................................      15,338,866
         1,400  iShares 20+ Year Treasury Bond ETF...................................................         173,656
         2,884  iShares 7-10 Year Treasury Bond ETF..................................................         308,156
        51,303  iShares J.P. Morgan USD Emerging Markets Bond ETF....................................       5,913,184
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................      48,034,706
                (Cost $46,520,474)                                                                     --------------

COMMON STOCKS -- 25.8%

                BANKS -- 1.1%
        16,043  United Bankshares, Inc...............................................................         553,484
        53,064  Valley National Bancorp..............................................................         630,400
                                                                                                       --------------
                                                                                                            1,183,884
                                                                                                       --------------

                BIOTECHNOLOGY -- 0.7%
         4,024  Amgen, Inc...........................................................................         702,228
                                                                                                       --------------

                CAPITAL MARKETS -- 1.2%
        20,495  Federated Investors, Inc., Class B...................................................         590,871
         7,832  T. Rowe Price Group, Inc.............................................................         647,863
                                                                                                       --------------
                                                                                                            1,238,734
                                                                                                       --------------

                CHEMICALS -- 0.7%
         4,770  Air Products and Chemicals, Inc......................................................         678,056
                                                                                                       --------------

                ELECTRIC UTILITIES -- 4.4%
         3,547  ALLETE, Inc..........................................................................         259,889
         4,019  Alliant Energy Corp..................................................................         162,890
         2,906  American Electric Power Co., Inc.....................................................         204,989
         1,209  Duke Energy Corp.....................................................................         102,910
         5,447  Emera, Inc. (CAD)....................................................................         202,720
        12,753  Eversource Energy....................................................................         775,255
         2,880  Fortis, Inc. (CAD)...................................................................         105,013
        16,001  Great Plains Energy, Inc.............................................................         493,791
        14,511  Hawaiian Electric Industries, Inc....................................................         478,718
         5,747  Hydro One Ltd. (CAD) (b).............................................................         103,070
         6,226  NextEra Energy, Inc..................................................................         909,555
        13,478  OGE Energy Corp......................................................................         483,321
         4,216  Southern (The) Co....................................................................         202,073
                                                                                                       --------------
                                                                                                            4,484,194
                                                                                                       --------------

                ELECTRICAL EQUIPMENT -- 0.6%
        25,124  ABB Ltd., ADR........................................................................         590,414
                                                                                                       --------------

                FOOD & STAPLES RETAILING -- 0.5%
         7,135  CVS Health Corp......................................................................         570,301
                                                                                                       --------------

                GAS UTILITIES -- 1.0%
         1,220  Atmos Energy Corp....................................................................         105,847
         1,353  Chesapeake Utilities Corp............................................................         104,519
         2,549  New Jersey Resources Corp............................................................         107,440
         5,823  Northwest Natural Gas Co.............................................................         367,431


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                GAS UTILITIES (CONTINUED)
         4,257  South Jersey Industries, Inc.........................................................  $      144,610
         4,172  UGI Corp.............................................................................         210,561
                                                                                                       --------------
                                                                                                            1,040,408
                                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES -- 0.6%
        21,000  Owens & Minor, Inc...................................................................         676,830
                                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE -- 1.8%
         9,606  Carnival Corp........................................................................         641,489
         3,763  Cracker Barrel Old Country Store, Inc................................................         584,958
         4,023  McDonald's Corp......................................................................         624,128
                                                                                                       --------------
                                                                                                            1,850,575
                                                                                                       --------------

                HOUSEHOLD DURABLES -- 0.7%
        13,557  Garmin Ltd...........................................................................         680,426
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.7%
         7,818  Procter & Gamble (The) Co............................................................         710,031
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.6%
         3,278  3M Co................................................................................         659,435
                                                                                                       --------------

                INSURANCE -- 0.7%
        12,079  Arthur J. Gallagher & Co.............................................................         710,124
                                                                                                       --------------

                INTERNET & DIRECT MARKETING RETAIL -- 0.3%
         5,595  PetMed Express, Inc..................................................................         265,986
                                                                                                       --------------

                IT SERVICES -- 0.7%
        12,187  Paychex, Inc.........................................................................         705,018
                                                                                                       --------------

                MULTI-UTILITIES -- 3.6%
        11,042  Avista Corp..........................................................................         580,920
         5,793  Consolidated Edison, Inc.............................................................         480,008
         4,425  DTE Energy Co........................................................................         473,741
         6,451  National Grid PLC, ADR...............................................................         403,253
         7,676  NorthWestern Corp....................................................................         443,596
         7,049  Public Service Enterprise Group, Inc.................................................         316,994
         2,262  SCANA Corp...........................................................................         145,605
         2,595  Sempra Energy........................................................................         293,261
         9,297  WEC Energy Group, Inc................................................................         585,432
                                                                                                       --------------
                                                                                                            3,722,810
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 2.8%
        16,371  Enbridge Income Fund Holdings, Inc. (CAD)............................................         420,715
        10,181  Enbridge, Inc........................................................................         422,104
        10,438  Inter Pipeline Ltd. (CAD)............................................................         206,123
        21,187  Kinder Morgan, Inc...................................................................         432,850
         9,717  ONEOK, Inc...........................................................................         549,691
        17,019  TransCanada Corp.....................................................................         870,012
                                                                                                       --------------
                                                                                                            2,901,495
                                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                PHARMACEUTICALS -- 1.2%
        15,335  Novo Nordisk A/S, ADR................................................................  $      650,204
        17,027  Pfizer, Inc..........................................................................         564,615
                                                                                                       --------------
                                                                                                            1,214,819
                                                                                                       --------------

                TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
        14,459  Coach, Inc...........................................................................         681,597
                                                                                                       --------------

                TOBACCO -- 0.6%
         9,227  Altria Group, Inc....................................................................         599,478
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.6%
         4,455  Watsco, Inc..........................................................................         671,680
                                                                                                       --------------
                TOTAL COMMON STOCKS..................................................................      26,538,523
                (Cost $25,135,738)                                                                     --------------

     UNITS                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 13.9%

                CHEMICALS -- 0.3%
        12,260  Westlake Chemical Partners, L.P......................................................         304,048
                                                                                                       --------------

                GAS UTILITIES -- 0.4%
         8,906  AmeriGas Partners, L.P...............................................................         405,758
                                                                                                       --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.8%
        19,151  NextEra Energy Partners, L.P. (c)....................................................         789,404
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 12.4%
         5,265  Alliance Resource Partners, L.P......................................................         106,353
         3,179  Buckeye Partners, L.P................................................................         201,517
        66,721  Enbridge Energy Partners, L.P........................................................       1,043,516
        74,607  Enterprise Products Partners, L.P....................................................       2,029,311
         9,544  EQT Midstream Partners, L.P..........................................................         741,855
        32,253  Holly Energy Partners, L.P...........................................................       1,161,108
        15,669  Magellan Midstream Partners, L.P.....................................................       1,093,069
         7,291  NGL Energy Partners, L.P.............................................................          92,960
        16,265  Phillips 66 Partners, L.P............................................................         817,479
        42,592  Plains All American Pipeline, L.P....................................................       1,123,151
        23,261  Shell Midstream Partners, L.P........................................................         664,799
        28,121  Spectra Energy Partners, L.P.........................................................       1,271,070
         4,027  Tallgrass Energy Partners, L.P.......................................................         205,860
        21,953  TC PipeLines, L.P....................................................................       1,257,687
         2,390  TransMontaigne Partners, L.P.........................................................         108,100
        20,275  Williams Partners, L.P...............................................................         839,993
                                                                                                       --------------
                                                                                                           12,757,828
                                                                                                       --------------
                TOTAL MASTER LIMITED PARTNERSHIPS....................................................      14,257,038
                (Cost $13,817,181)                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 9.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.1%
                Federal Home Loan Mortgage Corporation
$       18,037       Series 1998-192, Class IO, IO, STRIPS..............      6.50%        02/01/28    $        3,421
       102,478       Series 2003-2564, Class PK.........................      4.00%        06/15/32           109,023
        91,711       Series 2003-2637, Class Z..........................      3.38%        06/15/18            92,004
       142,000       Series 2003-2669, Class LL.........................      5.50%        08/15/33           158,842
        10,386       Series 2004-2776, Class QP.........................      4.00%        01/15/34            10,487
         2,689       Series 2004-2844, Class BC.........................      5.00%        08/15/19             2,713
        23,272       Series 2004-2877, Class JO, PO.....................       (d)         03/15/19            23,004
       209,207       Series 2005-2953, Class LZ.........................      6.00%        03/15/35           261,561
           637       Series 2005-3064, Class OG.........................      5.50%        06/15/34               636
       140,064       Series 2006-3114, Class GI, IO (e).................      5.37%        02/15/36            30,097
        10,947       Series 2006-3200, Class PO, PO.....................       (d)         08/15/36             9,717
        15,186       Series 2007-3373, Class TO, PO.....................       (d)         04/15/37            14,063
       112,026       Series 2007-3382, Class CE.........................      6.00%        11/15/37           123,239
        38,242       Series 2009-3589, Class ZW.........................      4.50%        10/15/39            42,022
       129,000       Series 2010-3626, Class ME.........................      5.00%        01/15/40           146,535
        29,373       Series 2010-3762, Class WG.........................      6.50%        08/15/28            29,412
         5,820       Series 2011-3795, Class CA.........................      4.50%        05/15/39             5,886
        95,615       Series 2011-3816, Class D..........................      3.50%        08/15/28            96,764
       189,566       Series 2011-3817, Class MA.........................      4.50%        10/15/37           196,757
        24,954       Series 2011-3917, Class AI, IO.....................      4.50%        07/15/26             2,447
        38,685       Series 2012-4101, Class QN.........................      3.50%        09/15/42            40,436
     2,199,454       Series 2016-4619, Class IB, IO.....................      4.00%        12/15/47           283,761
                Federal National Mortgage Association
         8,601       Series 1992-205, Class Z...........................      7.00%        11/25/22             9,284
       288,115       Series 1993-40, Class H............................      6.40%        12/25/23           313,080
        39,134       Series 1993-176, Class E, PO.......................       (d)         08/25/23            37,333
        32,465       Series 1993-247, Class 2, IO, STRIPS...............      7.50%        10/25/23             4,681
        86,879       Series 1997-22, Class PC...........................      4.50%        03/18/27            92,094
       166,172       Series 2001-82, Class ZA...........................      6.50%        01/25/32           186,483
        33,119       Series 2002-1, Class HC............................      6.50%        02/25/22            35,271
         2,063       Series 2002-94, Class HQ...........................      4.50%        01/25/18             2,068
       143,894       Series 2003-74, Class PV...........................      5.00%        08/25/33           155,827
         7,047       Series 2003-97, Class CA...........................      5.00%        10/25/18             7,111
       120,371       Series 2003-339, Class 12, IO, STRIPS..............      6.00%        06/25/33            28,502
        19,335       Series 2003-W2, Class 1A1..........................      6.50%        07/25/42            22,740
        84,736       Series 2004-T2, Class 1PO, PO......................       (d)         11/25/43            78,194
        49,505       Series 2005-45, Class SR, IO (e)...................      5.49%        06/25/35             8,828
        15,340       Series 2006-125, Class FA (e)......................      1.51%        01/25/37            15,271
        65,613       Series 2007-32, Class KT...........................      5.50%        04/25/37            73,547
        16,549       Series 2007-42, Class AO, PO.......................       (d)         05/25/37            15,346
        45,600       Series 2008-24, Class WH...........................      6.00%        02/25/38            57,711
        15,487       Series 2008-44, Class PO, PO.......................       (d)         05/25/38            14,206
        70,285       Series 2010-9, Class EA............................      3.50%        01/25/24            70,920
         8,508       Series 2010-83, Class AK...........................      3.00%        11/25/18             8,545
       334,980       Series 2011-30, Class MD...........................      4.00%        02/25/39           345,870
       124,554       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            23,948
       112,463       Series 2015-14, Class IK, IO.......................      0.75%        03/25/45            13,440
       185,340       Series 2015-72, Class PC...........................      3.00%        10/25/43           189,081


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association
$       59,076       Series 1999-30, Class S, IO (e)....................      7.37%        08/16/29    $       11,998
        49,431       Series 2003-7, Class TA............................      4.50%        11/16/32            51,650
        35,187       Series 2003-52, Class AP, PO.......................       (d)         06/16/33            30,314
        91,721       Series 2003-110, Class HC..........................      5.00%        12/20/33           101,841
        54,000       Series 2004-47, Class PD...........................      6.00%        06/16/34            63,539
       117,570       Series 2004-109, Class BC..........................      5.00%        11/20/33           122,308
        23,900       Series 2005-17, Class AD...........................      5.00%        02/20/35            25,566
           547       Series 2005-91, Class PC...........................      5.50%        01/20/35               552
       389,844       Series 2006-17, Class TW...........................      6.00%        04/20/36           454,317
       240,000       Series 2008-2, Class GC............................      4.75%        01/16/38           264,474
        74,792       Series 2009-96, Class ZG...........................      5.50%        10/16/39            87,934
        10,000       Series 2010-84, Class YB...........................      4.00%        07/20/40            10,601
       158,936       Series 2010-111, Class JA..........................      2.50%        09/16/40           159,881
         7,402       Series 2010-168, Class ME..........................      3.00%        07/20/37             7,398
        68,487       Series 2011-21, Class QH...........................      4.50%        10/16/37            69,930
        95,879       Series 2011-29, Class JA...........................      4.50%        04/20/40            97,458
        50,641       Series 2011-30, Class BK...........................      2.50%        01/20/39            50,864
        45,918       Series 2012-34, Class SD, IO (e)...................      4.82%        03/16/42             8,968
        53,316       Series 2013-20, Class KI, IO.......................      5.00%        01/20/43             9,822
        37,424       Series 2013-31, Class TH (e).......................      5.58%        08/20/39            38,406
        62,430       Series 2013-67, Class PI, IO.......................      4.00%        12/16/42             9,410
                NCUA Guaranteed Notes Trust
        41,250       Series 2010-R3, Class 1A (e).......................      1.79%        12/08/20            41,351
         5,796       Series 2011-R4, Class61A (e).......................      1.61%        03/06/20             5,797
                                                                                                       --------------
                                                                                                            5,216,587
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 4.3%
                Federal Home Loan Mortgage Corporation
        82,602       Pool A47829........................................      4.00%        08/01/35            87,350
       100,833       Pool A80290........................................      5.00%        11/01/35           111,985
        73,371       Pool A94951........................................      4.00%        11/01/40            78,203
        39,994       Pool A95134........................................      4.50%        11/01/40            43,341
        44,429       Pool A97601........................................      4.50%        03/01/41            48,489
        43,680       Pool B13731........................................      5.00%        05/01/19            44,763
        20,689       Pool G03523........................................      6.00%        11/01/37            23,438
        49,615       Pool G06501........................................      4.00%        04/01/41            52,622
        80,069       Pool G07286........................................      6.50%        09/01/39            93,339
        46,452       Pool G11805........................................      5.50%        12/01/19            47,363
        17,226       Pool G11973........................................      5.50%        02/01/21            17,908
        71,599       Pool G13124........................................      6.00%        12/01/22            76,438
        73,673       Pool G13465........................................      6.00%        01/01/24            78,151
        54,113       Pool G13790........................................      4.50%        04/01/25            57,407
        56,074       Pool G13844........................................      4.50%        07/01/25            59,605
        54,046       Pool G14184........................................      5.00%        07/01/25            57,479
        81,396       Pool G15725........................................      4.50%        09/01/26            86,039
        49,535       Pool G18072........................................      4.50%        09/01/20            50,878
       329,831       Pool G60762........................................      5.00%        07/01/41           362,099
        16,052       Pool O20138........................................      5.00%        11/01/30            17,591
        46,221       Pool Q05201........................................      4.00%        12/01/41            49,024
       196,745       Pool U90316........................................      4.00%        10/01/42           209,042


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association
$       14,826       Pool 687073........................................      5.50%        01/01/18    $       14,869
       117,076       Pool 724888........................................      5.50%        06/01/33           127,312
        22,019       Pool 725098........................................      5.50%        12/01/18            22,262
        27,399       Pool 725704........................................      6.00%        08/01/34            31,366
        65,338       Pool 879398........................................      5.50%        02/01/21            68,249
        43,387       Pool 888112........................................      6.50%        12/01/36            49,308
        32,650       Pool 889780........................................      5.50%        03/01/23            34,795
        34,013       Pool 890206........................................      5.50%        10/01/21            34,999
       102,649       Pool 897936........................................      5.50%        08/01/21           108,015
        40,487       Pool 923171........................................      7.50%        03/01/37            45,832
        65,219       Pool 977130........................................      5.50%        08/01/23            69,730
        15,038       Pool 983629........................................      4.50%        05/01/23            15,853
        71,866       Pool 995400........................................      7.00%        06/01/23            76,875
       122,196       Pool 995700........................................      6.50%        03/01/27           135,345
        39,884       Pool AB2265........................................      4.00%        02/01/41            42,627
        69,712       Pool AH1568........................................      4.50%        12/01/40            75,555
        13,042       Pool AI1191........................................      4.50%        04/01/41            14,253
        45,311       Pool AI7800........................................      4.50%        07/01/41            49,215
        33,878       Pool AJ5299........................................      4.00%        11/01/41            36,210
        63,798       Pool AJ5300........................................      4.00%        11/01/41            67,908
        47,580       Pool AK3103........................................      4.00%        02/01/42            50,421
       131,385       Pool AL1024........................................      4.50%        07/01/26           138,566
        57,926       Pool AL3484........................................      4.50%        10/01/42            62,779
        68,134       Pool AL6304........................................      5.50%        09/01/25            71,812
        93,806       Pool AL6889........................................      4.50%        02/01/45           102,157
       154,917       Pool AL7306........................................      4.50%        09/01/42           167,860
        26,186       Pool AO4133........................................      3.50%        06/01/42            27,113
       300,170       Pool AP2109........................................      4.00%        08/01/32           319,100
        19,527       Pool AP4795........................................      3.50%        09/01/42            20,196
        19,083       Pool AT2887........................................      3.50%        04/01/43            19,733
        25,740       Pool AU3741........................................      3.50%        08/01/43            26,648
        71,428       Pool AU4726........................................      4.00%        09/01/43            75,975
       184,633       Pool MA1373........................................      3.50%        03/01/43           191,088
                Government National Mortgage Association
        25,967       Pool 3500..........................................      5.50%        01/20/34            29,088
        15,224       Pool 3513..........................................      5.00%        02/20/34            16,789
        29,993       Pool 3555..........................................      5.00%        05/20/34            33,416
        89,858       Pool 3975..........................................      5.50%        04/20/37            99,159
        37,563       Pool 4230..........................................      6.00%        09/20/23            40,881
        40,521       Pool 609116........................................      4.50%        02/15/44            44,546
        34,814       Pool MA2293........................................      3.50%        10/20/44            35,676
                                                                                                       --------------
                                                                                                            4,446,135
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................       9,662,722
                (Cost $9,605,945)                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%

                EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.8%
         7,182  LTC Properties, Inc..................................................................  $      370,878
         2,983  Public Storage.......................................................................         613,215
        11,340  Realty Income Corp...................................................................         647,061
        30,935  Senior Housing Properties Trust......................................................         601,686
         9,055  Ventas, Inc..........................................................................         609,854
                                                                                                       --------------

                TOTAL REAL ESTATE INVESTMENT TRUSTS..................................................       2,842,694
                (Cost $2,839,594)                                                                      --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                ABN AMRO Mortgage Corp.
$        5,686       Series 2003-6, Class 2A2...........................      4.50%        05/25/18             5,699
                BCAP LLC Trust
        30,718       Series 2011-R11, Class 30A5 (e) (f)................      3.33%        01/26/34            30,296
                CHL Mortgage Pass-Through Trust
         7,143       Series 2004-J8, Class 1A2..........................      4.75%        11/25/19             7,222
                JP Morgan Resecuritization Trust
         5,627       Series 2009-7, Class 5A1 (e) (f)...................      6.00%        02/27/37             5,633
                MASTR Asset Securitization Trust
         5,734       Series 2003-11, Class 3A1..........................      4.50%        12/25/18             5,758
                Residential Accredit Loans, Inc.
         9,179       Series 2003-QS5, Class A2 (e)......................     12.50%        03/25/18             9,377
        44,636       Series 2003-QS14, Class A1.........................      5.00%        07/25/18            44,779
         9,270       Series 2003-QS20, Class CB.........................      5.00%        11/25/18             9,328
                Residential Asset Securitization Trust
        14,868       Series 2003-A14, Class A1..........................      4.75%        02/25/19            14,384
                Structured Asset Securities Corp.
        20,963       Series 2003-37A, Class 3A7 (e).....................      3.29%        12/25/33            20,697
                Wells Fargo Alternative Loan Trust
           787       Series 2007-PA5, Class 2A1.........................      6.00%        11/25/22               789
                                                                                                       --------------

                TOTAL MORTGAGE-BACKED SECURITIES.....................................................         153,962
                (Cost $153,416)                                                                        --------------

ASSET-BACKED SECURITIES -- 0.1%

                Aegis Asset Backed Securities Trust
        12,815       Series 2005-4, Class 1A4 (e).......................       1.60%       10/25/35            12,849
                Ameriquest Mortgage Securities, Inc.
         8,753       Series 2004-R6, Class A1 (e).......................       1.65%       07/25/34             8,742
                Bear Stearns Asset Backed Securities I Trust
        25,000       Series 2004-BO1, Class M4 (e)......................       3.03%       10/25/34            25,127
                First Alliance Mortgage Loan Trust
        41,831       Series 1999-1, Class A1............................       7.18%       06/20/30            42,053


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Lehman XS Trust
$       10,685       Series 2005-2, Class 1A2 (e).......................      1.93%        08/25/35    $       10,453
                                                                                                       --------------

                TOTAL ASSET-BACKED SECURITIES........................................................          99,224
                (Cost $97,842)                                                                         --------------

                TOTAL INVESTMENTS -- 98.8%...........................................................     101,588,869
                (Cost $98,170,190) (g)
                NET OTHER ASSETS AND LIABILITIES -- 1.2%.............................................       1,230,729
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $  102,819,598
                                                                                                       ==============

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d)   Zero coupon security.

(e) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2017.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $35,929 or 0.0% of net assets.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,357,875 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $939,196.

ADR    - American Depositary Receipt

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities.

Currency Abbreviations:
CAD      Canadian Dollar


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                7/31/2017        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Exchange-Traded Funds*......................  $  48,034,706   $  48,034,706   $          --   $          --
Common Stocks*..............................     26,538,523      26,538,523              --              --
Master Limited Partnerships*................     14,257,038      14,257,038              --              --
U.S. Government Agency Mortgage-Backed
  Securities................................      9,662,722              --       9,662,722              --
Real Estate Investment Trusts*..............      2,842,694       2,842,694              --              --
Mortgage-Backed Securities..................        153,962              --         153,962              --
Asset-Backed Securities.....................         99,224              --          99,224              --
                                              -------------   -------------   -------------   -------------
Total Investments...........................  $ 101,588,869   $  91,672,961   $   9,915,908   $          --
                                              =============   =============   =============   =============

                                             LIABILITIES TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                7/31/2017        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Futures Contracts...........................  $      (5,490)  $      (5,490)  $          --   $          --
                                              =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

FUTURES CONTRACTS (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                           UNREALIZED
                                                   NUMBER OF          EXPIRATION           NOTIONAL       APPRECIATION/
     FUTURES CONTRACTS           POSITION          CONTRACTS             MONTH              VALUE         (DEPRECIATION)
----------------------------   -------------   -----------------   -----------------   ----------------   -------------
U.S. 5-Year Treasury Notes         Long                2               Sep-2017        $        236,352   $         (55)
U.S. 10-Year Treasury Notes        Long                8               Sep-2017               1,008,596          (1,472)
U.S. Treasury Long Bond            Long                6               Sep-2017                 921,776          (3,963)
                                                                                       ----------------   -------------
                                                                                       $      2,166,724   $      (5,490)
                                                                                       ================   =============




                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2017 (UNAUDITED)

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2017 (UNAUDITED)

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only)

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.


Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2017 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. As of July 31, 2017, the Fund had no open forward foreign currency contracts.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2017 (UNAUDITED)

perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. As of July 31, 2017, the Fund had no open option contracts.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2017 (UNAUDITED)

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments for the fiscal year-to-date period (November 1, 2016 through July 31, 2017) are as follows:

                                                                        SHARE ACTIVITY
                                                       ------------------------------------------------
                                                       BALANCE AT                           BALANCE AT    VALUE AT
                SECURITY NAME                           10/31/16    PURCHASES     SALES       7/31/17      7/31/17
-----------------------------------------------------  -----------  ---------  -----------  -----------  -----------
First Trust Emerging Markets Local Currency Bond ETF      26,250     197,932      (8,660)     215,522    $ 9,310,550
First Trust Low Duration Opportunities ETF                    --     183,572    (152,056)      31,516      1,642,929
First Trust Preferred Securities and Income ETF          106,640     801,884    (147,246)     761,278     15,347,365
First Trust Senior Loan Fund                              43,048     186,406    (229,454)          --             --
First Trust Tactical High Yield ETF                       14,322     398,495    (103,628)     309,189     15,338,866
                                                                                                         -----------
                                                                                                         $41,639,710
                                                                                                         ===========

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the notional values of forward foreign currency contracts opened and closed were $12,420,274 and $12,588,307, respectively.

For the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the notional value of futures contracts opened and closed were $4,938,582 and $2,771,858, respectively.

For the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the number of purchased option contracts opened and closed were 2 and 2, respectively.

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 80.0%

                ASSET-BACKED SECURITIES -- 0.3%
                Fannie Mae Grantor Trust
$      530,971       Series 2002-T7, Class A1 (a).......................      1.45%        07/25/32    $      511,093
                Federal Home Loan Mortgage Corporation
     1,609,130       Series 1999-21, Class A (a)........................      1.59%        10/25/29         1,596,661
       170,418       Series 2006-72, Class A1 (a).......................      1.42%        03/25/36           168,730
                                                                                                       --------------
                                                                                                            2,276,484
                                                                                                       --------------
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 37.3%
                Federal Home Loan Mortgage Corporation
         1,516       Series 1989-74, Class F ...........................      6.00%        10/15/20             1,565
            27       Series 1990-172, Class J ..........................      7.00%        07/15/21                27
            50       Series 1990-186, Class E ..........................      6.00%        08/15/21                52
           173       Series 1990-188, Class H ..........................      7.00%        09/15/21               181
       110,451       Series 1992-133, Class B, IO, STRIPS ..............      8.50%        06/01/22            16,902
         4,371       Series 1992-205, Class A (a).......................      1.68%        05/15/23             4,391
       161,273       Series 1992-1206, Class IB (a).....................      2.06%        03/15/22           163,489
        36,231       Series 1993-1498, Class I (a)......................      2.38%        04/15/23            37,019
        28,945       Series 1993-1552, Class I (a)......................      1.51%        08/15/23            28,873
         4,787       Series 1993-1577, Class PK ........................      6.50%        09/15/23             5,149
       262,973       Series 1993-1579, Class PM ........................      6.70%        09/15/23           290,134
       210,060       Series 1993-1630, Class PK ........................      6.00%        11/15/23           226,986
        22,786       Series 1993-1643, Class PK ........................      6.50%        12/15/23            24,560
         3,319       Series 1998-2089, Class PJ, IO ....................      7.00%        10/15/28               398
        17,439       Series 1998-2102, Class Z .........................      6.00%        12/15/28            19,462
         6,236       Series 2001-2365, Class LO, PO ....................       (b)         09/15/31             6,096
        82,112       Series 2002-48, Class 1A (a).......................      5.04%        07/25/33            90,302
       154,009       Series 2002-2405, Class BF ........................      7.00%        03/25/24           169,207
       150,747       Series 2002-2410, Class OG ........................      6.38%        02/15/32           186,375
       234,277       Series 2002-2427, Class GE ........................      6.00%        03/15/32           265,694
       480,623       Series 2002-2437, Class SA, IO (a).................      6.67%        01/15/29            90,386
         1,604       Series 2002-2519, Class AH ........................      5.00%        11/15/17             1,607
        23,614       Series 2003-58, Class 2A ..........................      6.50%        09/25/43            27,427
       239,603       Series 2003-225, Class PO, PO, STRIPS..............       (b)         11/15/33           192,444
        75,318       Series 2003-2557, Class HL ........................      5.30%        01/15/33            82,835
       248,426       Series 2003-2564, Class AC ........................      5.50%        02/15/33           279,131
       616,080       Series 2003-2574, Class PE ........................      5.50%        02/15/33           688,107
       363,369       Series 2003-2577, Class LI, IO ....................      5.50%        02/15/33            72,736
     1,587,000       Series 2003-2581, Class LL ........................      5.25%        03/15/33         1,771,437
           456       Series 2003-2586, Class ND ........................      4.50%        03/15/18               458
     1,047,747       Series 2003-2586, Class TG ........................      5.50%        03/15/23         1,111,957
       224,785       Series 2003-2597, Class AE ........................      5.50%        04/15/33           241,022
     1,531,000       Series 2003-2613, Class LL ........................      5.00%        05/15/33         1,709,970
       201,920       Series 2003-2626, Class ZW ........................      5.00%        06/15/33           227,169
       298,842       Series 2003-2626, Class ZX ........................      5.00%        06/15/33           343,697
       161,205       Series 2003-2649, Class KA ........................      4.50%        07/15/18           162,356
         3,088       Series 2003-2650, Class PO, PO ....................       (b)         12/15/32             3,075
         4,900       Series 2003-2650, Class SO, PO ....................       (b)         12/15/32             4,840
       164,000       Series 2003-2669, Class LL ........................      5.50%        08/15/33           183,451
       654,370       Series 2004-2771, Class NL ........................      6.00%        03/15/34           734,041
       203,750       Series 2004-2785, Class NC ........................      4.00%        04/15/19           205,557
       702,895       Series 2004-2793, Class PE ........................      5.00%        05/15/34           770,177
     1,594,797       Series 2004-2801, Class SE, IO (a).................      5.82%        07/15/32           368,111
        46,156       Series 2004-2863, Class PO, PO ....................       (b)         10/15/31            44,056


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      316,788       Series 2004-2890, Class ZA ........................      5.00%        11/15/34    $      346,992
       454,605       Series 2004-2891, Class ZA ........................      6.50%        11/15/34           654,893
       582,521       Series 2004-2907, Class DZ ........................      4.00%        12/15/34           601,315
     3,263,719       Series 2005-233, Class 12, IO, STRIPS .............      5.00%        09/15/35           670,129
       916,261       Series 2005-234, Class IO, IO, STRIPS..............      4.50%        10/01/35           158,949
       351,000       Series 2005-2973, Class GE ........................      5.50%        05/15/35           421,280
       275,005       Series 2005-3031, Class BI, IO (a).................      5.46%        08/15/35            58,683
       407,240       Series 2005-3044, Class MD ........................      5.50%        02/15/35           408,454
        17,072       Series 2005-3074, Class ZH ........................      5.50%        11/15/35            22,551
       200,933       Series 2005-3077, Class TO, PO ....................       (b)         04/15/35           182,209
       133,927       Series 2006-237, Class PO, PO, STRIPS..............       (b)         05/15/36           116,228
       770,227       Series 2006-238, Class 8, IO, STRIPS...............      5.00%        04/15/36           148,511
       639,661       Series 2006-243, Class 11, IO, STRIPS (a)..........      7.26%        08/15/36           176,669
        96,258       Series 2006-3100, Class PO, PO ....................       (b)         01/15/36            86,082
       408,660       Series 2006-3114, Class GI, IO (a).................      5.37%        02/15/36            87,811
       177,541       Series 2006-3117, Class EO, PO ....................       (b)         02/15/36           157,217
        17,552       Series 2006-3117, Class OK, PO ....................       (b)         02/15/36            14,892
        28,003       Series 2006-3117, Class ZU ........................      6.00%        02/15/36            32,019
        41,452       Series 2006-3122, Class OH, PO ....................       (b)         03/15/36            37,754
        41,125       Series 2006-3122, Class OP, PO ....................       (b)         03/15/36            37,380
         7,882       Series 2006-3122, Class ZW ........................      6.00%        03/15/36            10,323
        26,011       Series 2006-3134, Class PO, PO ....................       (b)         03/15/36            23,519
        33,096       Series 2006-3138, Class PO, PO ....................       (b)         04/15/36            29,864
        59,736       Series 2006-3150, Class DZ ........................      5.50%        05/15/36            66,275
       459,255       Series 2006-3152, Class MO, PO ....................       (b)         03/15/36           406,447
        66,932       Series 2006-3171, Class MO, PO ....................       (b)         06/15/36            62,246
        52,981       Series 2006-3178, Class BO, PO ....................       (b)         06/15/36            45,855
       504,580       Series 2006-3200, Class PO, PO ....................       (b)         08/15/36           447,914
     2,370,606       Series 2007-3262, Class KS, IO (a).................      5.18%        01/15/37           356,422
       160,020       Series 2007-3267, Class ZB ........................      6.00%        01/15/37           185,133
        84,454       Series 2007-3274, Class B .........................      6.00%        02/15/37            90,116
       138,982       Series 2007-3314, Class OW, PO ....................       (b)         05/15/37           123,787
       623,225       Series 2007-3322, Class NF.........................       (b)         05/15/37           589,779
        32,484       Series 2007-3340, Class PF (a).....................      1.53%        07/15/37            32,352
        34,642       Series 2007-3349, Class DP ........................      6.00%        09/15/36            35,192
        89,374       Series 2007-3349, Class MY ........................      5.50%        07/15/37            99,912
        56,526       Series 2007-3373, Class TO, PO ....................       (b)         04/15/37            52,345
       242,354       Series 2007-3380, Class FS (a).....................      1.58%        11/15/36           239,264
       219,493       Series 2007-3403, Class OB, PO ....................       (b)         12/15/37           199,690
     1,164,561       Series 2008-3406, Class B .........................      6.00%        01/15/38         1,232,235
       163,198       Series 2008-3413, Class B .........................      5.50%        04/15/37           176,906
       443,720       Series 2008-3420, Class AZ ........................      5.50%        02/15/38           501,250
       396,421       Series 2008-3448, Class SA, IO (a).................      4.82%        05/15/38            41,927
        67,790       Series 2009-3523, Class SD (a).....................     16.29%        06/15/36            93,389
       975,053       Series 2009-3542, Class ZP ........................      5.00%        06/15/39         1,127,295
       120,000       Series 2009-3550, Class LL ........................      4.50%        07/15/39           135,395
       445,320       Series 2009-3563, Class ZP ........................      5.00%        08/15/39           522,417
       590,693       Series 2009-3571, Class SB, IO (a).................      4.87%        09/15/34            41,668
     6,806,324       Series 2009-3572, Class JS, IO (a).................      5.57%        09/15/39           934,788
        19,134       Series 2009-3585, Class QZ ........................      5.00%        08/15/39            23,763
       205,013       Series 2009-3607, Class BO, PO ....................       (b)         04/15/36           187,240
       411,438       Series 2009-3607, Class OP, PO ....................       (b)         07/15/37           353,111


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      164,961       Series 2009-3611, Class PO, PO ....................       (b)         07/15/34    $      145,301
       400,000       Series 2010-3622, Class PB ........................      5.00%        01/15/40           453,236
       305,175       Series 2010-3623, Class LO, PO ....................       (b)         01/15/40           273,715
     2,145,929       Series 2010-3632, Class PA ........................      4.50%        05/15/37         2,177,637
       126,597       Series 2010-3637, Class LJ ........................      3.50%        02/15/25           128,490
        94,000       Series 2010-3645, Class WD ........................      4.50%        02/15/40           103,039
       185,800       Series 2010-3664, Class BA ........................      4.00%        03/15/38           188,317
       661,000       Series 2010-3667, Class PL ........................      5.00%        05/15/40           732,906
       300,884       Series 2010-3687, Class HB ........................      2.50%        07/15/38           303,576
     2,088,448       Series 2010-3688, Class HI, IO ....................      5.00%        11/15/21           108,980
        40,541       Series 2010-3699, Class FD (a).....................      1.83%        07/15/40            40,952
        67,649       Series 2010-3699, Class QI, IO ....................      5.50%        02/15/39             2,221
       400,000       Series 2010-3714, Class PB ........................      4.75%        08/15/40           456,803
        10,970       Series 2010-3716, Class PC ........................      2.50%        04/15/38            11,100
     3,202,308       Series 2010-3722, Class AI, IO ....................      3.50%        09/15/20           108,710
     2,242,303       Series 2010-3726, Class ND ........................      3.50%        06/15/39         2,274,973
       266,483       Series 2010-3735, Class JI, IO ....................      4.50%        10/15/30            38,890
       218,857       Series 2010-3739, Class MB ........................      4.00%        06/15/37           226,459
       453,712       Series 2010-3740, Class SC, IO (a).................      4.77%        10/15/40            62,867
       927,628       Series 2010-3751, Class MC ........................      4.00%        07/15/37           930,455
        27,416       Series 2010-3752, Class KF (a).....................      1.73%        12/15/37            27,519
     3,376,878       Series 2010-3755, Class AI, IO ....................      3.50%        11/15/20           134,561
     2,387,169       Series 2010-3764, Class QA ........................      4.00%        10/15/29         2,462,868
        67,203       Series 2010-3770, Class GZ ........................      4.50%        10/15/40            79,097
       252,910       Series 2010-3773, Class PH ........................      2.50%        06/15/25           254,802
     1,166,536       Series 2010-3775, Class LI, IO ....................      3.50%        12/15/20            46,901
       312,000       Series 2010-3780, Class AV ........................      4.00%        04/15/31           334,568
       113,774       Series 2011-3785, Class LS (a).....................      7.45%        01/15/41           134,533
       767,702       Series 2011-3793, Class HA ........................      3.50%        02/15/25           778,665
        28,923       Series 2011-3795, Class ED ........................      3.00%        10/15/39            29,572
       600,000       Series 2011-3796, Class PB ........................      5.00%        01/15/41           693,695
       292,333       Series 2011-3804, Class DA ........................      3.50%        04/15/28           295,107
     1,865,467       Series 2011-3808, Class BQ ........................      5.50%        08/15/25         1,908,659
        13,468       Series 2011-3812, Class BE ........................      2.75%        09/15/18            13,519
       669,303       Series 2011-3816, Class D .........................      3.50%        08/15/28           677,348
       453,998       Series 2011-3819, Class ZQ ........................      6.00%        04/15/36           512,123
         9,808       Series 2011-3820, Class DA ........................      4.00%        11/15/35             9,995
       665,378       Series 2011-3820, Class GZ ........................      5.00%        03/15/41           771,157
       300,000       Series 2011-3820, Class NC ........................      4.50%        03/15/41           334,148
        11,495       Series 2011-3824, Class FA (a).....................      1.38%        03/15/26            11,496
     1,392,758       Series 2011-3827, Class BM ........................      5.50%        08/15/39         1,481,584
       150,816       Series 2011-3828, Class SY (a).....................      9.52%        02/15/41           212,895
       682,975       Series 2011-3841, Class JZ ........................      5.00%        04/15/41           765,077
        54,597       Series 2011-3842, Class BS (a).....................     16.61%        04/15/41            95,303
       300,000       Series 2011-3844, Class PC ........................      5.00%        04/15/41           343,498
       666,539       Series 2011-3860, Class PZ ........................      5.00%        05/15/41           784,382
        87,135       Series 2011-3862, Class TO, PO ....................       (b)         05/15/41            79,526
        37,792       Series 2011-3864, Class FW (a).....................      1.63%        02/15/41            37,939
       171,232       Series 2011-3870, Class PE ........................      2.50%        07/15/40           171,590
       336,432       Series 2011-3876, Class CB ........................      2.75%        06/15/26           337,766
     1,432,676       Series 2011-3884, Class DL ........................      3.00%        02/15/25         1,456,714
       525,000       Series 2011-3890, Class ME ........................      5.00%        07/15/41           610,593


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      265,000       Series 2011-3895, Class PW ........................      4.50%        07/15/41    $      299,643
       332,736       Series 2011-3901, Class CD ........................      2.00%        10/15/18           332,765
       149,665       Series 2011-3902, Class MA ........................      4.50%        07/15/39           153,402
     1,169,584       Series 2011-3925, Class ZD ........................      4.50%        09/15/41         1,337,356
     3,227,236       Series 2011-3926, Class SH, IO (a).................      5.32%        05/15/40           326,597
     2,215,672       Series 2011-3935, Class LI, IO ....................      3.00%        10/15/21            87,447
       169,400       Series 2011-3954, Class JE ........................      5.00%        08/15/29           176,019
     6,332,920       Series 2011-3956, Class KI, IO ....................      3.00%        11/15/21           270,986
       200,805       Series 2011-3960, Class BU ........................      3.50%        02/15/30           206,677
     2,323,452       Series 2011-3968, Class AI, IO ....................      3.00%        12/15/21           100,456
     1,419,536       Series 2012-267, Class S5, IO, STRIPS (a)..........      4.77%        08/15/42           298,588
       179,880       Series 2012-278, Class F1, STRIPS (a)..............      1.68%        09/15/42           180,379
     5,326,531       Series 2012-3994, Class AI, IO ....................      3.00%        02/15/22           228,525
       698,390       Series 2012-3999, Class WA (a).....................      5.47%        08/15/40           773,995
     1,678,000       Series 2012-4000, Class PY ........................      4.50%        02/15/42         1,909,213
        59,000       Series 2012-4012, Class GC ........................      3.50%        06/15/40            60,929
        39,704       Series 2012-4015, Class KB ........................      1.75%        05/15/41            35,743
     1,791,686       Series 2012-4021, Class IP, IO ....................      3.00%        03/15/27           154,949
       909,093       Series 2012-4026, Class GZ ........................      4.50%        04/15/42         1,047,805
     3,109,904       Series 2012-4030, Class IL, IO ....................      3.50%        04/15/27           307,419
       241,132       Series 2012-4038, Class CS (a).....................      8.32%        04/15/42           272,894
     5,970,112       Series 2012-4054, Class AI, IO ....................      3.00%        04/15/27           514,188
        20,637       Series 2012-4076, Class QB ........................      1.75%        11/15/41            20,251
       530,539       Series 2012-4090, Class YZ ........................      4.50%        08/15/42           609,675
        97,053       Series 2012-4097, Class ES, IO (a).................      4.87%        08/15/42            17,906
       747,000       Series 2012-4098, Class PE ........................      4.00%        08/15/42           787,748
     1,032,157       Series 2012-4103, Class HI, IO ....................      3.00%        09/15/27            95,329
       103,080       Series 2012-4116, Class AS, IO (a).................      4.92%        10/15/42            21,475
     4,906,082       Series 2012-4132, Class AI, IO ....................      4.00%        10/15/42         1,095,430
     1,274,865       Series 2012-4136, Class TU, IO (a).................      4.50%        08/15/42           237,646
     1,231,849       Series 2012-4145, Class YI, IO ....................      3.00%        12/15/27           124,570
     1,084,697       Series 2013-299, Class S1, IO, STRIPS (a)..........      4.77%        01/15/43           216,026
     1,405,216       Series 2013-304, Class C37, IO, STRIPS.............      3.50%        12/15/27           127,462
     7,101,195       Series 2013-304, Class C40, IO, STRIPS ............      3.50%        09/15/26           614,616
    14,488,353       Series 2013-309, Class PO, PO, STRIPS..............       (b)         08/15/43        11,880,630
    16,277,434       Series 2013-317, Class PO, PO, STRIPS .............       (b)         11/15/43        13,407,518
       655,000       Series 2013-4176, Class HE ........................      4.00%        03/15/43           696,515
       702,650       Series 2013-4177, Class GL ........................      3.00%        03/15/33           701,754
       826,035       Series 2013-4193, Class PB ........................      4.00%        04/15/43           887,433
    30,684,439       Series 2013-4194, Class GI, IO ....................      4.00%        04/15/43         5,348,832
       500,000       Series 2013-4211, Class PB ........................      3.00%        05/15/43           479,923
     1,530,242       Series 2013-4213, Class MZ ........................      4.00%        06/15/43         1,638,622
       288,317       Series 2013-4235, Class AB ........................      2.00%        01/15/34           288,936
       354,913       Series 2013-4239, Class IO, IO ....................      3.50%        06/15/27            38,448
     1,450,000       Series 2013-4247, Class AY ........................      4.50%        09/15/43         1,623,568
       114,436       Series 2013-4261, Class GS (a).....................      7.62%        01/15/41           121,272
       743,128       Series 2014-326, Class S2, IO, STRIPS (a)..........      4.72%        03/15/44           142,365
       238,109       Series 2014-4316, Class XZ ........................      4.50%        03/15/44           269,606
     6,049,859       Series 2014-4318, Class CI, IO ....................      4.00%        03/15/22           290,989
       344,964       Series 2014-4352, Class ZX ........................      4.00%        04/15/44           370,745
    12,157,443       Series 2014-4387, Class IE, IO ....................      2.50%        11/15/28           996,305


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    5,545,724       Series 2015-4487, Class CB ........................      3.50%        06/15/45    $    5,717,559
     1,672,386       Series 2015-4512, Class W (a)......................      5.41%        05/15/38         1,830,588
       300,733       Series 2015-4520, Class AI, IO ....................      3.50%        10/15/35            50,261
       512,148       Series 2015-4522, Class JZ ........................      2.00%        01/15/45           485,638
       226,583       Series 2016-4546, Class PZ ........................      4.00%        12/15/45           235,080
       383,548       Series 2016-4546, Class ZT ........................      4.00%        01/15/46           394,189
       117,733       Series 2016-4568, Class MZ ........................      4.00%        04/15/46           118,577
     4,333,201       Series 2016-4591, Class GI, IO ....................      4.00%        12/15/44           840,235
       771,702       Series 2016-4600, Class WT ........................      3.50%        07/15/36           793,682
     2,571,234       Series 2016-4609, Class YI, IO ....................      4.00%        04/15/54           317,081
       850,474       Series 2016-4613, Class AF (a).....................      2.33%        11/15/37           863,564
     1,435,872       Series 2016-4615, Class GT (a).....................      4.00%        10/15/42         1,355,644
    52,436,549       Series 2016-4619, Class IB, IO ....................      4.00%        12/15/47         6,765,075
     1,173,000       Series 2017-4650, Class JH ........................      3.00%        01/15/47         1,074,659
       600,000       Series 2017-4681, Class JY ........................      2.50%        05/15/47           542,655
                Federal National Mortgage Association
        41,612       Series 1989-81, Class G ...........................      9.00%        11/25/19            43,104
           248       Series 1990-11, Class G ...........................      6.50%        02/25/20               255
        15,425       Series 1990-13, Class E ...........................      9.00%        02/25/20            16,349
        64,711       Series 1990-79, Class J ...........................      9.00%        07/25/20            68,501
        39,092       Series 1990-98, Class J ...........................      9.00%        08/25/20            41,365
         1,162       Series 1990-108, Class G ..........................      7.00%        09/25/20             1,224
         1,596       Series 1990-109, Class J ..........................      7.00%        09/25/20             1,677
        22,553       Series 1990-112, Class G ..........................      8.50%        09/25/20            23,647
        72,927       Series 1991-30, Class PN ..........................      9.00%        10/25/21            76,392
           550       Series 1991-130, Class D, PO ......................       (b)         09/25/21               543
       443,001       Series 1992-38, Class GZ ..........................      7.50%        07/25/22           485,117
           113       Series 1992-44, Class ZQ ..........................      8.00%        07/25/22               113
        12,531       Series 1992-185, Class ZB .........................      7.00%        10/25/22            13,514
         2,402       Series 1993-3, Class K ............................      7.00%        02/25/23             2,504
        29,900       Series 1993-39, Class Z ...........................      7.50%        04/25/23            32,892
         3,300       Series 1993-46, Class FH (a).......................      1.79%        04/25/23             3,257
        93,116       Series 1993-214, Class 2, IO, STRIPS...............      7.50%        03/25/23            12,991
       743,159       Series 1993-222, Class 2, IO, STRIPS...............      7.00%        06/25/23           102,127
        43,270       Series 1993-230, Class FA (a)......................      1.83%        12/25/23            43,389
           536       Series 1994-24, Class H, PO .......................       (b)         11/25/23               510
        94,354       Series 1996-51, Class AY, IO ......................      7.00%        12/18/26            19,350
       122,595       Series 1997-10, Class SA, IO (a)...................      7.67%        03/18/27            24,207
        52,704       Series 1998-37, Class VZ ..........................      6.00%        06/17/28            56,885
     1,276,216       Series 2000-45, Class SD, IO (a)...................      6.72%        12/18/30           210,924
        11,570       Series 2001-8, Class SE, IO (a)....................      7.37%        02/17/31               766
       349,214       Series 2001-34, Class SR, IO (a)...................      6.87%        08/18/31            43,158
         4,965       Series 2001-42, Class SB (a).......................      8.50%        09/25/31             6,085
        46,772       Series 2001-46, Class F (a)........................      1.63%        09/18/31            46,974
       206,932       Series 2001-314, Class 1, PO, STRIPS ..............       (b)         07/25/31           186,553
         4,958       Series 2002-22, Class G ...........................      6.50%        04/25/32             5,661
       192,875       Series 2002-30, Class Z ...........................      6.00%        05/25/32           218,634
            88       Series 2002-74, Class LE ..........................      5.00%        11/25/17                88
        48,491       Series 2002-80, Class CZ ..........................      4.50%        09/25/32            54,919
       195,766       Series 2002-320, Class 2, IO, STRIPS...............      7.00%        04/25/32            48,251
       204,021       Series 2002-323, Class 6, IO, STRIPS...............      6.00%        01/25/32            38,859


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      552,435       Series 2002-324, Class 2, IO, STRIPS ..............      6.50%        07/25/32    $      126,312
       231,502       Series 2002-329, Class 1, PO, STRIPS...............       (b)         01/25/33           204,454
        74,835       Series 2003-14, Class AT ..........................      4.00%        03/25/33            77,527
        68,365       Series 2003-21, Class OA ..........................      4.00%        03/25/33            71,296
       175,049       Series 2003-32, Class UI, IO ......................      6.00%        05/25/33            44,452
       449,257       Series 2003-45, Class JB ..........................      5.50%        06/25/33           502,147
       190,208       Series 2003-46, Class BG ..........................      5.00%        06/25/18           191,508
       109,460       Series 2003-52, Class NA ..........................      4.00%        06/25/23           113,172
        77,239       Series 2003-63, Class F1 (a).......................      1.53%        11/25/27            77,662
     2,686,148       Series 2003-63, Class IP, IO ......................      6.00%        07/25/33           626,367
       355,000       Series 2003-71, Class NH ..........................      4.29%        08/25/33           389,722
       138,423       Series 2003-109, Class YB .........................      6.00%        11/25/33           163,405
        36,381       Series 2003-119, Class ME .........................      4.50%        04/25/33            36,741
       714,833       Series 2003-343, Class 2, IO, STRIPS...............      4.50%        10/25/33           115,444
       105,976       Series 2003-348, Class 17, IO, STRIPS..............      7.50%        12/25/33            25,600
       149,133       Series 2003-348, Class 18, IO, STRIPS (a)..........      7.50%        12/25/33            36,438
       350,127       Series 2003-W1, Class 1A1 (a)......................      5.52%        12/25/42           380,461
       136,626       Series 2003-W3, Class 2A5 .........................      5.36%        06/25/42           152,303
       194,205       Series 2003-W6, Class 1A41 ........................      5.40%        10/25/42           215,032
        32,481       Series 2003-W10, Class 1A4 ........................      4.51%        06/25/43            34,161
       121,898       Series 2003-W12, Class 1A8 ........................      4.55%        06/25/43           131,313
       199,127       Series 2004-10, Class ZB ..........................      6.00%        02/25/34           235,347
       355,949       Series 2004-25, Class LC ..........................      5.50%        04/25/34           403,079
       320,354       Series 2004-25, Class UC ..........................      5.50%        04/25/34           362,772
        33,105       Series 2004-28, Class ZH ..........................      5.50%        05/25/34            43,908
        42,362       Series 2004-36, Class TA ..........................      5.50%        08/25/33            43,870
        24,381       Series 2004-59, Class BG, PO ......................       (b)         12/25/32            22,191
       244,039       Series 2004-60, Class AC ..........................      5.50%        04/25/34           283,704
         1,042       Series 2004-60, Class JB ..........................      5.50%        04/25/34             1,051
        11,544       Series 2004-90, Class LH ..........................      5.00%        04/25/34            11,732
     1,289,724       Series 2004-W4, Class A7 ..........................      5.50%        06/25/34         1,392,154
        21,497       Series 2004-W9, Class 1A3 .........................      6.05%        02/25/44            24,275
     1,200,000       Series 2004-W10, Class A6 .........................      5.75%        08/25/34         1,363,053
       874,713       Series 2005-2, Class TB, IO (a)....................      0.40%        07/25/33            13,163
        46,259       Series 2005-29, Class ZT ..........................      5.00%        04/25/35            56,490
       203,379       Series 2005-40, Class SA, IO (a)...................      5.47%        05/25/35            31,568
        80,711       Series 2005-43, Class PB ..........................      5.00%        02/25/34            82,564
       104,417       Series 2005-45, Class SR, IO (a)...................      5.49%        06/25/35            18,621
        42,344       Series 2005-48, Class AR ..........................      5.50%        02/25/35            43,844
        17,097       Series 2005-48, Class MD ..........................      5.00%        04/25/34            17,137
       220,053       Series 2005-52, Class TZ ..........................      6.50%        06/25/35           318,049
       197,886       Series 2005-52, Class WZ ..........................      6.50%        06/25/35           207,488
        18,550       Series 2005-67, Class SC (a).......................     11.76%        08/25/35            23,347
        12,406       Series 2005-68, Class BC ..........................      5.25%        06/25/35            12,836
        16,553       Series 2005-70, Class KJ ..........................      5.50%        09/25/34            16,815
       108,743       Series 2005-79, Class NS, IO (a)...................      4.86%        09/25/35            16,893
        26,178       Series 2005-87, Class SC (a).......................     11.78%        10/25/35            36,292
        71,029       Series 2005-90, Class ES (a).......................     13.79%        10/25/35            89,646
        42,426       Series 2005-95, Class WZ ..........................      6.00%        11/25/35            60,839
       111,100       Series 2005-102, Class DS (a)......................     16.41%        11/25/35           159,147
       402,000       Series 2005-104, Class UE .........................      5.50%        12/25/35           463,982


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      335,008       Series 2005-359, Class 6, IO, STRIPS ..............      5.00%        11/25/35    $       69,575
       269,585       Series 2005-362, Class 13, IO, STRIPS .............      6.00%        08/25/35            62,380
        37,226       Series 2005-W1, Class 1A2 .........................      6.50%        10/25/44            43,096
        96,619       Series 2006-5, Class 2A2 (a).......................      1.31%        02/25/35           102,467
    77,661,629       Series 2006-5, Class N2, IO (a)....................      1.77%        02/25/35           472,618
       370,142       Series 2006-8, Class HK, PO .......................       (b)         03/25/36           318,253
       152,877       Series 2006-8, Class WQ, PO .......................       (b)         03/25/36           130,541
       135,503       Series 2006-15, Class IS, IO (a)...................      5.35%        03/25/36            28,418
        88,046       Series 2006-22, Class AO, PO ......................       (b)         04/25/36            78,750
       152,701       Series 2006-27, Class OH, PO ......................       (b)         04/25/36           139,161
        19,607       Series 2006-31, Class PZ ..........................      6.00%        05/25/36            28,318
        65,595       Series 2006-42, Class CF (a).......................      1.68%        06/25/36            65,959
        14,336       Series 2006-44, Class GO, PO ......................       (b)         06/25/36            13,068
        50,851       Series 2006-44, Class P, PO .......................       (b)         12/25/33            46,606
        79,493       Series 2006-50, Class PS, PO ......................       (b)         06/25/36            72,696
         8,505       Series 2006-59, Class QO, PO ......................       (b)         01/25/33             8,431
     1,005,840       Series 2006-59, Class SL, IO (a)...................      5.34%        07/25/36           169,913
        64,897       Series 2006-60, Class CO, PO ......................       (b)         06/25/35            64,019
       111,211       Series 2006-60, Class DO, PO ......................       (b)         04/25/35           108,308
        86,403       Series 2006-65, Class QO, PO ......................       (b)         07/25/36            77,746
        67,766       Series 2006-79, Class DO, PO ......................       (b)         08/25/36            61,635
        73,067       Series 2006-81, Class EO, PO ......................       (b)         09/25/36            66,995
       472,609       Series 2006-84, Class PK ..........................      5.50%        02/25/36           487,719
       278,434       Series 2006-85, Class MZ ..........................      6.50%        09/25/36           311,124
       154,302       Series 2006-91, Class PO, PO ......................       (b)         09/25/36           137,658
        69,736       Series 2006-110, Class PO, PO .....................       (b)         11/25/36            60,984
       247,143       Series 2006-117, Class GF (a)......................      1.58%        12/25/36           246,516
        61,782       Series 2006-124, Class UO, PO .....................       (b)         01/25/37            52,290
         1,515       Series 2006-126, Class DZ .........................      5.50%        01/25/37             1,596
        36,833       Series 2006-377, Class 1, PO, STRIPS...............       (b)         10/25/36            32,019
       616,343       Series 2006-378, Class 31, IO, STRIPS .............      4.50%        06/25/21            25,359
       313,274       Series 2007-7, Class KA ...........................      5.75%        08/25/36           369,784
        56,451       Series 2007-14, Class OP, PO ......................       (b)         03/25/37            51,137
        71,172       Series 2007-25, Class FB (a).......................      1.56%        04/25/37            70,978
     2,627,543       Series 2007-28, Class ZA ..........................      6.00%        04/25/37         2,867,691
        65,613       Series 2007-32, Class KT ..........................      5.50%        04/25/37            73,547
       674,688       Series 2007-57, Class ZG ..........................      4.75%        06/25/37           773,974
       438,667       Series 2007-60, Class ZS ..........................      4.75%        07/25/37           511,019
        61,076       Series 2007-67, Class SA, IO (a)...................      5.52%        04/25/37             3,057
       669,682       Series 2007-116, Class PB .........................      5.50%        08/25/35           751,584
       573,402       Series 2007-117, Class MD .........................      5.50%        07/25/37           606,121
       111,670       Series 2008-3, Class FZ (a)........................      1.78%        02/25/38           115,880
        16,064       Series 2008-8, Class ZA ...........................      5.00%        02/25/38            18,343
        85,494       Series 2008-16, Class AB ..........................      5.50%        12/25/37            89,887
        38,956       Series 2008-17, Class IP, IO ......................      6.50%        02/25/38             6,307
         5,294       Series 2008-51, Class B ...........................      4.50%        06/25/23             5,344
       370,000       Series 2008-65, Class PE ..........................      5.75%        08/25/38           415,905
        76,099       Series 2009-10, Class AB ..........................      5.00%        03/25/24            79,255
       158,858       Series 2009-14, Class BS, IO (a)...................      5.02%        03/25/24            11,083
       343,345       Series 2009-47, Class PE ..........................      4.00%        07/25/39           356,681


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,631,071       Series 2009-50, Class GX ..........................      5.00%        07/25/39    $    1,904,559
       669,050       Series 2009-64, Class ZD ..........................      8.00%        08/25/39           904,268
       168,737       Series 2009-69, Class PO, PO ......................       (b)         09/25/39           155,265
       114,141       Series 2009-70, Class CO, PO ......................       (b)         01/25/37            99,732
        79,587       Series 2009-76, Class MA ..........................      4.00%        09/25/24            80,481
        11,227       Series 2009-81, Class GC ..........................      3.50%        12/25/19            11,306
     1,308,261       Series 2009-86, Class OT, PO ......................       (b)         10/25/37         1,192,496
       598,089       Series 2009-91, Class HL ..........................      5.00%        11/25/39           634,523
        47,000       Series 2009-92, Class DB ..........................      5.00%        11/25/39            54,382
       602,841       Series 2009-103, Class PZ .........................      6.00%        12/25/39           815,211
       134,737       Series 2009-106, Class SN, IO (a)..................      5.02%        01/25/40            21,928
       219,919       Series 2009-109, Class PZ .........................      4.50%        01/25/40           249,659
       143,540       Series 2009-113, Class A ..........................      3.50%        12/25/23           144,961
       202,716       Series 2009-115, Class HZ .........................      5.00%        01/25/40           214,665
     2,882,210       Series 2009-397, Class 2, IO, STRIPS ..............      5.00%        09/25/39           569,063
     1,379,698       Series 2009-398, Class C13, IO, STRIPS ............      4.00%        06/25/24           109,999
       200,000       Series 2010-2, Class LC ...........................      5.00%        02/25/40           225,023
       144,257       Series 2010-3, Class DZ ...........................      4.50%        02/25/40           163,786
       157,175       Series 2010-19, Class MI, IO ......................      5.00%        03/25/39             3,845
       486,072       Series 2010-21, Class KO, PO ......................       (b)         03/25/40           448,286
       400,000       Series 2010-38, Class KC ..........................      4.50%        04/25/40           440,771
       497,199       Series 2010-45, Class GD ..........................      5.00%        04/25/33           512,847
       224,000       Series 2010-45, Class WB ..........................      5.00%        05/25/40           250,348
        57,705       Series 2010-49, Class SC (a).......................     10.20%        03/25/40            69,643
       475,632       Series 2010-68, Class BI, IO ......................      5.50%        07/25/50           102,107
       143,610       Series 2010-75, Class MT (a).......................      4.86%        12/25/39           147,376
       376,284       Series 2010-106, Class BI, IO .....................      3.50%        09/25/20            14,452
       230,752       Series 2010-117, Class EO, PO .....................       (b)         10/25/40           201,552
         4,294       Series 2010-123, Class HA .........................      2.50%        03/25/24             4,301
       658,965       Series 2010-129, Class SM, IO (a)..................      4.77%        11/25/40           106,451
       569,399       Series 2010-137, Class IM, IO .....................      5.00%        10/25/38            41,023
     1,821,000       Series 2010-142, Class DL .........................      4.00%        12/25/40         1,990,386
         2,474       Series 2010-145, Class PE .........................      3.25%        10/25/24             2,516
     4,959,995       Series 2010-147, Class KS, IO (a)..................      4.72%        01/25/41           699,646
       695,697       Series 2011-9, Class AZ ...........................      5.00%        05/25/40           777,493
       507,000       Series 2011-10, Class AY ..........................      6.00%        02/25/41           644,971
       133,578       Series 2011-17, Class CD ..........................      2.00%        03/25/21           134,212
         8,783       Series 2011-23, Class AB ..........................      2.75%        06/25/20             8,811
       787,008       Series 2011-30, Class LS, IO (a)...................      1.71%        04/25/41            39,687
     9,580,000       Series 2011-30, Class MD ..........................      4.00%        02/25/39         9,891,444
       102,873       Series 2011-30, Class ZB ..........................      5.00%        04/25/41           119,574
       187,325       Series 2011-36, Class DA ..........................      3.00%        04/25/24           188,722
     2,045,409       Series 2011-47, Class AI, IO ......................      5.50%        01/25/40           193,210
       599,308       Series 2011-52, Class GB ..........................      5.00%        06/25/41           659,900
       924,638       Series 2011-59, Class NV ..........................      5.50%        02/25/24           928,946
        47,403       Series 2011-60, Class OA, PO ......................       (b)         08/25/39            45,097
     2,837,775       Series 2011-67, Class EI, IO ......................      4.00%        07/25/21            97,157
       254,951       Series 2011-68, Class CA ..........................      2.50%        10/25/24           256,200


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       26,592       Series 2011-70, Class CQ ..........................      4.50%        06/25/36    $       26,597
        70,068       Series 2011-70, Class NK ..........................      3.00%        04/25/37            70,527
       251,023       Series 2011-72, Class TI, IO ......................      4.00%        09/25/40            18,294
       961,106       Series 2011-86, Class DI, IO ......................      3.50%        09/25/21            50,907
        45,110       Series 2011-90, Class QI, IO ......................      5.00%        05/25/34             3,133
     1,265,986       Series 2011-103, Class JL .........................      6.50%        11/25/29         1,351,708
       750,000       Series 2011-105, Class MB .........................      4.00%        10/25/41           825,783
       117,194       Series 2011-107, Class CA .........................      3.50%        11/25/29           119,503
       493,811       Series 2011-111, Class DG .........................      2.25%        12/25/38           495,583
       197,524       Series 2011-111, Class DH .........................      2.50%        12/25/38           198,684
       836,365       Series 2011-111, Class PZ .........................      4.50%        11/25/41           972,914
       116,644       Series 2011-113, Class GA .........................      2.00%        11/25/21           117,269
    10,779,661       Series 2011-118, Class IC, IO .....................      3.50%        11/25/21           517,675
           380       Series 2011-134, Class PA .........................      4.00%        09/25/40               390
     5,489,075       Series 2011-137, Class AI, IO .....................      3.00%        01/25/22           248,535
     5,372,763       Series 2011-141, Class EI, IO .....................      3.00%        07/25/21           143,991
     2,867,413       Series 2012-8, Class TI, IO .......................      3.00%        10/25/21           120,625
     1,074,172       Series 2012-14, Class HS, IO (a)...................      5.22%        03/25/42           202,668
       120,377       Series 2012-28, Class PT ..........................      4.00%        03/25/42           126,117
       776,952       Series 2012-39, Class PB ..........................      4.25%        04/25/42           864,363
       106,059       Series 2012-52, Class BZ ..........................      4.00%        05/25/42           117,384
       649,245       Series 2012-66, Class DI, IO ......................      3.50%        06/25/27            65,692
     1,554,218       Series 2012-101, Class AI, IO .....................      3.00%        06/25/27           134,407
     1,458,161       Series 2012-114, Class HS, IO (a)..................      4.92%        03/25/40           182,745
    11,779,029       Series 2012-118, Class DI, IO .....................      3.50%        01/25/40         1,345,213
       266,519       Series 2012-118, Class IB, IO .....................      3.50%        11/25/42            52,536
     1,324,439       Series 2012-122, Class SD, IO (a)..................      4.87%        11/25/42           266,683
       435,138       Series 2012-133, Class KO, PO .....................       (b)         12/25/42           229,503
     1,789,666       Series 2012-134, Class GI, IO .....................      4.50%        03/25/29           346,617
       227,129       Series 2012-409, Class C17, IO, STRIPS ............      4.00%        11/25/41            43,670
     1,568,436       Series 2013-13, Class IK, IO ......................      2.50%        03/25/28           125,446
        43,377       Series 2013-23, Class ZB ..........................      3.00%        03/25/43            45,354
       750,000       Series 2013-41, Class DB ..........................      3.00%        05/25/43           721,294
     2,769,501       Series 2013-43, Class IX, IO ......................      4.00%        05/25/43           665,592
       164,599       Series 2013-52, Class MD ..........................      1.25%        06/25/43           152,840
     1,705,966       Series 2013-55, Class AI, IO ......................      3.00%        06/25/33           248,672
       113,015       Series 2013-70, Class JZ ..........................      3.00%        07/25/43           107,722
     1,246,641       Series 2013-94, Class CA ..........................      3.50%        08/25/38         1,291,383
       379,979       Series 2013-105, Class BN .........................      4.00%        05/25/43           401,902
       195,852       Series 2013-106, Class KN .........................      3.00%        10/25/43           186,479
     1,003,000       Series 2013-130, Class QY .........................      4.50%        06/25/41         1,122,607
     7,465,656       Series 2013-417, Class C21, IO, STRIPS ............      4.00%        12/25/42         1,286,589
       374,744       Series 2014-29, Class GI, IO ......................      3.00%        05/25/29            40,859
     4,876,248       Series 2014-44, Class NI, IO ......................      4.50%        08/25/29           587,545
       565,173       Series 2014-68, Class GI, IO ......................      4.50%        10/25/43            89,378
       488,150       Series 2014-82, Class GZ ..........................      4.00%        12/25/44           511,564
     3,707,744       Series 2014-84, Class LI, IO ......................      3.50%        12/25/26           365,102
       575,000       Series 2015-16, Class MY ..........................      3.50%        04/25/45           567,433
     4,959,588       Series 2015-76, Class BI, IO ......................      4.00%        10/25/39           594,141
    12,552,352       Series 2015-97, Class AI, IO ......................      4.00%        09/25/41         1,997,028
     1,970,475       Series 2016-71, Class NI, IO ......................      3.50%        04/25/46           315,843


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      798,543       Series 2016-74, Class HI, IO ......................      3.50%        10/25/46    $      162,517
       597,364       Series 2017-46, Class BY ..........................      3.00%        06/25/47           533,289
                Government National Mortgage Association
       125,712       Series 1999-30, Class S, IO (a)....................      7.37%        08/16/29            25,531
       833,045       Series 2001-22, Class SE, IO (a)...................      0.65%        05/16/31            16,634
        54,830       Series 2001-60, Class PZ ..........................      6.00%        12/20/31            64,345
       178,545       Series 2001-65, Class SH, IO (a)...................      6.37%        12/16/31            37,485
       412,076       Series 2002-7, Class ST, IO (a)....................      6.27%        08/17/27            73,584
       972,690       Series 2002-11, Class SQ, IO (a)...................      1.00%        02/20/32            36,737
       400,125       Series 2002-20, Class LS, IO (a)...................      1.20%        03/20/32            17,852
        83,541       Series 2002-20, Class PM ..........................      4.50%        03/20/32            90,359
       127,864       Series 2002-24, Class AG, IO (a)...................      6.72%        04/16/32            23,537
       393,481       Series 2002-45, Class SV, IO (a)...................      6.87%        06/16/32            80,060
       143,608       Series 2002-72, Class ZB ..........................      6.00%        10/20/32           188,463
       275,702       Series 2003-4, Class MZ ...........................      5.50%        01/20/33           301,016
       809,833       Series 2003-11, Class SM, IO (a)...................      6.47%        02/16/33           170,253
       640,830       Series 2003-18, Class PG ..........................      5.50%        03/20/33           722,319
     1,132,321       Series 2003-35, Class TZ ..........................      5.75%        04/16/33         1,472,573
       428,536       Series 2003-42, Class SA, IO (a)...................      5.37%        07/16/31            61,722
     1,673,374       Series 2003-42, Class SH, IO (a)...................      5.32%        05/20/33           298,997
        97,019       Series 2003-62, Class MZ ..........................      5.50%        07/20/33           120,711
       522,267       Series 2003-84, Class Z ...........................      5.50%        10/20/33           586,830
       508,446       Series 2004-31, Class ZB ..........................      5.00%        04/20/34           554,649
       106,846       Series 2004-37, Class B ...........................      6.00%        04/17/34           122,753
        63,456       Series 2004-49, Class MZ ..........................      6.00%        06/20/34            79,499
       109,776       Series 2004-68, Class ZC ..........................      6.00%        08/20/34           125,473
       146,378       Series 2004-71, Class ST (a).......................      7.00%        09/20/34           160,924
       209,218       Series 2004-83, Class AK (a).......................     12.81%        10/16/34           265,571
       542,907       Series 2004-88, Class SM, IO (a)...................      4.87%        10/16/34            77,124
       351,269       Series 2004-92, Class BZ ..........................      5.50%        11/16/34           419,725
       187,360       Series 2004-105, Class JZ .........................      5.00%        12/20/34           222,537
        47,049       Series 2004-105, Class KA .........................      5.00%        12/16/34            52,243
       204,907       Series 2004-109, Class BC .........................      5.00%        11/20/33           213,166
       186,582       Series 2005-3, Class JZ ...........................      5.00%        01/16/35           195,086
       186,582       Series 2005-3, Class KZ ...........................      5.00%        01/16/35           212,198
        34,855       Series 2005-7, Class AJ (a)........................     17.10%        02/16/35            47,954
       484,769       Series 2005-7, Class KA (a)........................     15.51%        12/17/34           573,098
       940,453       Series 2005-7, Class MA (a)........................     15.51%        12/17/34         1,157,603
        19,979       Series 2005-33, Class AY ..........................      5.50%        04/16/35            22,631
        76,532       Series 2005-41, Class PA ..........................      4.00%        05/20/35            81,501
       732,753       Series 2005-44, Class IO, IO ......................      5.50%        07/20/35           160,739
       592,660       Series 2005-93, Class PO, PO ......................       (b)         06/20/35           543,524
       500,000       Series 2006-38, Class OH ..........................      6.50%        08/20/36           602,934
       132,812       Series 2006-61, Class ZA ..........................      5.00%        11/20/36           162,374
       336,418       Series 2007-16, Class OZ ..........................      6.00%        04/20/37           492,624
       326,844       Series 2007-27, Class SD, IO (a)...................      4.97%        05/20/37            50,388
       269,066       Series 2007-41, Class OL, PO ......................       (b)         07/20/37           243,899
       313,588       Series 2007-42, Class SB, IO (a)...................      5.52%        07/20/37            51,967
       147,620       Series 2007-68, Class NA ..........................      5.00%        11/20/37           162,850
       851,515       Series 2007-71, Class ZD ..........................      6.00%        11/20/37           991,379
       139,919       Series 2007-81, Class FZ (a).......................      1.58%        12/20/37           139,419
       528,437       Series 2008-6, Class CK ...........................      4.25%        10/20/37           538,141


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      241,398       Series 2008-16, Class PO, PO ......................       (b)         02/20/38    $      206,323
        33,261       Series 2008-20, Class PO, PO ......................       (b)         09/20/37            31,879
        96,546       Series 2008-29, Class PO, PO ......................       (b)         02/17/33            92,018
       210,551       Series 2008-33, Class XS, IO (a)...................      6.47%        04/16/38            40,216
       359,078       Series 2008-47, Class MI, IO ......................      6.00%        10/16/37            20,057
       272,574       Series 2008-50, Class NA ..........................      5.50%        03/16/37           280,760
        97,000       Series 2008-54, Class PE ..........................      5.00%        06/20/38           109,028
       774,365       Series 2009-14, Class KF (a).......................      1.93%        03/20/39           788,294
       309,746       Series 2009-14, Class KI, IO ......................      6.50%        03/20/39            69,975
       101,635       Series 2009-14, Class KS, IO (a)...................      5.07%        03/20/39            15,228
       246,029       Series 2009-25, Class SE, IO (a)...................      6.37%        09/20/38            46,608
     1,441,945       Series 2009-29, Class PC ..........................      7.00%        05/20/39         2,004,581
       313,349       Series 2009-32, Class SZ ..........................      5.50%        05/16/39           420,888
     1,003,199       Series 2009-42, Class BI, IO ......................      6.00%        06/20/39           197,655
       119,569       Series 2009-57, Class KA ..........................      4.50%        05/20/39           123,125
     2,300,442       Series 2009-57, Class VB ..........................      5.00%        06/16/39         2,635,248
       191,375       Series 2009-61, Class PZ ..........................      7.50%        08/20/39           291,184
       176,228       Series 2009-65, Class GL ..........................      4.50%        05/20/38           179,620
       803,056       Series 2009-69, Class ZB ..........................      6.00%        08/20/39         1,006,859
     1,641,300       Series 2009-72, Class SM, IO (a)...................      5.02%        08/16/39           264,077
       455,000       Series 2009-75, Class JN ..........................      5.50%        09/16/39           549,066
       312,625       Series 2009-76, Class PC ..........................      4.00%        03/16/39           321,453
       233,098       Series 2009-79, Class OK, PO ......................       (b)         11/16/37           213,814
       110,666       Series 2009-81, Class TZ ..........................      5.50%        09/20/39           155,143
       545,782       Series 2009-93, Class WG ..........................      4.00%        09/20/38           559,734
        39,000       Series 2009-94, Class AL ..........................      5.00%        10/20/39            45,660
       185,810       Series 2009-106, Class DZ .........................      5.50%        11/20/39           234,180
        38,076       Series 2009-106, Class WZ .........................      5.50%        11/16/39            52,796
     1,206,732       Series 2009-116, Class MS, IO (a)..................      5.27%        11/16/38            74,785
        34,457       Series 2009-118, Class KP .........................      4.50%        05/20/38            35,724
       732,000       Series 2009-126, Class LB .........................      5.00%        12/20/39           860,460
        48,825       Series 2010-2, Class QM ...........................      4.50%        10/20/37            49,700
       238,718       Series 2010-4, Class SL, IO (a)....................      5.17%        01/16/40            43,631
        52,000       Series 2010-4, Class WA ...........................      3.00%        01/16/40            53,327
       545,652       Series 2010-7, Class BC ...........................      4.00%        09/16/24           564,167
        55,527       Series 2010-14, Class AO, PO ......................       (b)         12/20/32            53,881
       165,071       Series 2010-29, Class CB ..........................      5.00%        12/20/38           169,639
       102,971       Series 2010-44, Class BE ..........................      3.00%        04/20/38           104,038
       558,844       Series 2010-50, Class WI, IO ......................      4.50%        10/20/37             6,386
         4,148       Series 2010-85, Class EA ..........................      4.00%        12/16/24             4,181
     1,617,350       Series 2010-85, Class SL, IO (a)...................      5.37%        07/20/37           275,270
        89,394       Series 2010-109, Class MH .........................      3.00%        10/20/37            89,648
        13,225       Series 2010-111, Class BG .........................      2.00%        05/16/35            13,219
        77,000       Series 2010-116, Class BM .........................      4.50%        09/16/40            87,994
       214,926       Series 2010-119, Class PD .........................      3.50%        01/20/38           215,979
       276,648       Series 2010-138, Class PD .........................      3.50%        08/20/38           283,148
     1,406,588       Series 2010-157, Class OP, PO .....................       (b)         12/20/40         1,249,237
       151,264       Series 2010-162, Class PQ .........................      4.50%        06/16/39           156,548
       785,581       Series 2010-166, Class DI, IO .....................      4.50%        02/20/39            95,206
       106,498       Series 2011-4, Class PZ ...........................      5.00%        01/20/41           127,892
     4,302,956       Series 2011-19, Class MI, IO ......................      5.00%        06/16/40           438,653
       319,451       Series 2011-21, Class QE ..........................      4.75%        05/20/38           325,916


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      771,202       Series 2011-35, Class BP ..........................      4.50%        03/16/41    $      883,438
       409,785       Series 2011-50, Class PZ ..........................      5.00%        04/20/41           506,009
        70,791       Series 2011-59, Class JA ..........................      4.00%        11/20/38            71,474
       285,632       Series 2011-63, Class BI, IO ......................      6.00%        02/20/38            46,807
     1,016,201       Series 2011-69, Class HC ..........................      2.25%        05/20/38         1,020,532
     1,620,075       Series 2011-71, Class ZC7..........................      5.50%        07/16/34         1,816,747
     5,604,218       Series 2011-81, Class IC, IO (a)...................      0.62%        07/20/35           114,230
     2,392,608       Series 2011-112, Class IP, IO......................      0.50%        08/16/26            29,179
       239,265       Series 2011-129, Class CL .........................      5.00%        03/20/41           276,821
       535,406       Series 2011-146, Class EI, IO .....................      5.00%        11/16/41           124,911
       127,041       Series 2011-151, Class TB, IO (a)..................      3.50%        04/20/41            17,352
     4,898,388       Series 2012-10, Class LI, IO ......................      3.50%        07/20/40           503,508
       428,646       Series 2012-16, Class AG ..........................      2.50%        10/20/38           431,912
     6,770,575       Series 2012-18, Class IA, IO (a)...................      0.58%        07/20/39           144,014
       251,623       Series 2012-108, Class KB .........................      2.75%        09/16/42           227,014
     1,381,954       Series 2012-140, Class JI, IO .....................      3.50%        01/20/41           178,757
    11,016,555       Series 2012-143, Class IB, IO .....................      3.50%        12/20/39           820,706
       228,291       Series 2013-5, Class IA, IO .......................      3.50%        10/16/42            29,193
       266,577       Series 2013-20, Class KI, IO ......................      5.00%        01/20/43            49,112
     2,223,000       Series 2013-20, Class QM ..........................      2.63%        02/16/43         2,023,637
     4,800,961       Series 2013-53, Class OI, IO ......................      3.50%        04/20/43           772,641
       255,828       Series 2013-69, Class AI, IO ......................      3.50%        05/20/43            48,937
       689,954       Series 2013-69, Class PI, IO ......................      5.00%        05/20/43           113,888
       953,680       Series 2013-70, Class PM ..........................      2.50%        05/20/43           841,262
         8,000       Series 2013-117, Class VB .........................      3.50%        02/20/32             8,350
     2,929,724       Series 2013-130, Class WS, IO (a)..................      4.87%        09/20/43           469,108
       688,000       Series 2013-183, Class PB .........................      4.50%        12/20/43           737,047
       130,071       Series 2013-188, Class CF (a)......................      1.68%        03/20/43           130,430
       107,303       Series 2014-91, Class JI, IO ......................      4.50%        01/20/40            16,491
       413,841       Series 2014-99, Class HI, IO ......................      4.50%        06/20/44            84,031
       419,895       Series 2015-3, Class ZD ...........................      4.00%        01/20/45           457,301
       111,680       Series 2015-95, Class IK, IO (a)...................      1.09%        05/16/37             4,762
       342,095       Series 2015-137, Class WA (a)......................      5.47%        01/20/38           383,173
     1,783,082       Series 2015-138, Class MI, IO .....................      4.50%        08/20/44           263,880
       576,241       Series 2015-151, Class KW (a)......................      6.07%        04/20/34           627,988
       166,938       Series 2016-16, Class KZ ..........................      3.00%        02/16/46           151,383
     2,251,611       Series 2016-75, Class SA, IO (a)...................      4.77%        05/20/40           344,297
     6,911,756       Series 2016-89, Class HI, IO ......................      3.50%        07/20/46         1,194,247
       993,841       Series 2016-99, Class JA (a).......................      5.53%        11/20/45         1,112,489
       858,053       Series 2016-109, Class ZM .........................      3.50%        08/20/36           880,449
     2,089,614       Series 2016-118, Class GI, IO .....................      4.50%        02/16/40           416,149
        96,110       Series 2016-120, Class AS, IO (a)..................      4.87%        09/20/46            23,814
       464,000       Series 2016-141, Class PC .........................      5.00%        10/20/46           552,474
       281,249       Series 2016-145, Class LZ .........................      3.00%        10/20/46           236,889
       303,000       Series 2016-160, Class LE .........................      2.50%        11/20/46           249,039
       633,844       Series 2016-167, Class KI, IO .....................      6.00%        12/16/46           136,172
       758,466       Series 2017-17, Class KZ ..........................      4.50%        02/20/47           882,495
    37,735,673       Series 2017-57, Class IO, IO ......................      5.00%        04/20/47         6,010,504
                Vendee Mortgage Trust
        93,111       Series 2010-1, Class DA ...........................      4.25%        02/15/35            95,570
                                                                                                       --------------
                                                                                                          248,232,852
                                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
                Fannie Mae - Aces
$       50,000       Series 2013-M6, Class 1AC (a)......................      3.95%        02/25/43    $       52,116
                Government National Mortgage Association
       490,703       Series 2013-32, Class A ...........................      1.90%        06/16/36           488,958
       532,000       Series 2013-57, Class D (a)........................      2.35%        06/16/46           473,335
       100,000       Series 2013-74, Class AG (a).......................      2.80%        12/16/53            88,531
        28,051       Series 2013-194, Class AE (a)......................      2.75%        11/16/44            28,041
                                                                                                       --------------
                                                                                                            1,130,981
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 42.2%
                Federal Home Loan Mortgage Corporation
       169,188       Pool A19763 .......................................      5.00%        04/01/34           187,752
       100,883       Pool A47333 .......................................      5.00%        10/01/35           111,326
     1,024,654       Pool A47828 .......................................      3.50%        08/01/35         1,065,239
       460,920       Pool A47829 .......................................      4.00%        08/01/35           487,415
       565,614       Pool A47937 .......................................      5.50%        08/01/35           628,230
       145,247       Pool A54675 .......................................      5.50%        01/01/36           163,047
       353,065       Pool A65324 .......................................      5.50%        09/01/37           396,062
       133,955       Pool A86143 .......................................      5.00%        05/01/39           147,865
        45,513       Pool A90319 .......................................      5.00%        12/01/39            50,328
       185,101       Pool A92197 .......................................      5.00%        05/01/40           204,563
        17,778       Pool A93093 .......................................      4.50%        07/01/40            19,289
        22,440       Pool A93891 .......................................      4.00%        09/01/40            23,992
        34,040       Pool A94729 .......................................      4.00%        11/01/40            36,397
       138,840       Pool A94843 .......................................      4.00%        11/01/40           148,463
       541,665       Pool A95441 .......................................      4.00%        12/01/40           577,338
        51,320       Pool A95653 .......................................      4.00%        12/01/40            54,878
        81,492       Pool A95728 .......................................      4.00%        12/01/40            87,142
        99,270       Pool A96380 .......................................      4.00%        01/01/41           105,289
       334,388       Pool A97294 .......................................      4.00%        02/01/41           353,739
         8,882       Pool C01310 .......................................      6.50%        03/01/32             9,969
        63,417       Pool C01444 .......................................      6.00%        01/01/33            72,182
        29,140       Pool C01574 .......................................      5.00%        06/01/33            31,968
       153,086       Pool C01848 .......................................      6.00%        06/01/34           173,536
        32,281       Pool C03458 .......................................      5.00%        02/01/40            35,510
        89,648       Pool C03949 .......................................      3.50%        05/01/42            92,902
       134,224       Pool C04269 .......................................      3.00%        10/01/42           135,234
       362,951       Pool C91353 .......................................      3.50%        01/01/31           377,488
        57,702       Pool C91482 .......................................      3.50%        07/01/32            60,427
        59,528       Pool E01377 .......................................      4.50%        05/01/18            60,853
        69,542       Pool E02883 .......................................      4.00%        04/01/26            73,051
        70,760       Pool E99030 .......................................      4.50%        09/01/18            72,335
         8,254       Pool G01443 .......................................      6.50%        08/01/32             9,270
       109,169       Pool G01737 .......................................      5.00%        12/01/34           120,048
        19,459       Pool G01829 .......................................      6.00%        03/01/35            21,980
        52,555       Pool G01840 .......................................      5.00%        07/01/35            57,793
       642,065       Pool G02017 .......................................      5.00%        12/01/35           713,798
       142,094       Pool G03072 .......................................      5.00%        11/01/36           155,784
        48,945       Pool G03941 .......................................      6.00%        02/01/38            55,225
        40,323       Pool G04452 .......................................      6.00%        07/01/38            46,070
       650,501       Pool G04593 .......................................      5.50%        01/01/37           727,767
        69,276       Pool G04632 .......................................      5.00%        11/01/36            75,937
       312,488       Pool G04814 .......................................      5.50%        10/01/38           348,636
        70,183       Pool G04913 .......................................      5.00%        03/01/38            77,027


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       63,724       Pool G05173 .......................................      4.50%        11/01/31    $       68,332
     1,186,959       Pool G05275 .......................................      5.50%        02/01/39         1,315,537
       190,280       Pool G05449 .......................................      4.50%        05/01/39           204,840
       707,512       Pool G05792 .......................................      4.50%        02/01/40           765,603
       597,256       Pool G05927 .......................................      4.50%        07/01/40           648,436
        20,031       Pool G05938 .......................................      5.00%        01/01/36            21,950
        44,254       Pool G06252 .......................................      4.00%        02/01/41            46,937
       855,036       Pool G06359 .......................................      4.00%        02/01/41           906,875
       134,374       Pool G06501 .......................................      4.00%        04/01/41           142,517
       146,395       Pool G06583 .......................................      5.00%        06/01/41           162,979
       240,617       Pool G06687 .......................................      5.00%        07/01/41           266,946
       142,906       Pool G06739 .......................................      4.50%        09/01/41           154,863
       527,280       Pool G07025 .......................................      5.00%        02/01/42           576,570
     1,314,649       Pool G07100 .......................................      5.50%        07/01/40         1,475,647
        24,006       Pool G07219 .......................................      5.00%        10/01/41            26,203
       146,328       Pool G07266 .......................................      4.00%        12/01/42           154,797
       913,867       Pool G07329 .......................................      4.00%        01/01/43           970,423
       141,830       Pool G07505 .......................................      7.00%        02/01/39           164,904
        25,443       Pool G07613 .......................................      6.00%        04/01/39            29,403
       928,858       Pool G07683 .......................................      4.00%        03/01/44           983,269
       515,213       Pool G07806 .......................................      5.00%        06/01/41           566,624
         5,927       Pool G08113 .......................................      6.50%        02/01/36             6,600
       116,733       Pool G11713 .......................................      5.50%        06/01/20           120,114
       110,715       Pool G11769 .......................................      5.00%        10/01/20           114,452
        14,052       Pool G11880 .......................................      5.00%        12/01/20            14,603
       229,725       Pool G12312 .......................................      6.00%        09/01/21           242,524
       175,979       Pool G12797 .......................................      6.50%        02/01/22           187,161
       277,808       Pool G12959 .......................................      6.50%        10/01/22           298,805
        11,430       Pool G12978 .......................................      5.50%        12/01/22            12,127
        64,459       Pool G13044 .......................................      4.50%        06/01/21            65,937
        36,700       Pool G13581 .......................................      5.50%        11/01/21            37,723
       107,914       Pool G13623 .......................................      4.50%        08/01/24           114,701
       165,951       Pool G13625 .......................................      5.50%        01/01/24           176,667
       193,717       Pool G13733 .......................................      5.00%        11/01/24           207,231
        80,688       Pool G14088 .......................................      4.00%        02/01/26            84,750
       614,107       Pool G14106 .......................................      6.00%        10/01/24           659,625
       100,195       Pool G14167 .......................................      5.50%        07/01/23           107,055
       495,924       Pool G14233 .......................................      6.00%        01/01/24           516,681
     1,798,990       Pool G14348 .......................................      4.00%        10/01/26         1,889,174
        89,844       Pool G14376 .......................................      4.00%        09/01/25            94,352
       127,729       Pool G14676 .......................................      4.50%        09/01/26           133,601
       143,926       Pool G14791 .......................................      6.00%        05/01/21           146,129
     1,180,038       Pool G14995 .......................................      5.50%        12/01/24         1,240,486
     1,118,907       Pool G15019 .......................................      4.50%        07/01/26         1,145,660
       102,287       Pool G15039 .......................................      4.50%        09/01/26           108,491
       125,393       Pool G15725 .......................................      4.50%        09/01/26           132,547
       985,949       Pool G15957 .......................................      5.50%        12/01/24         1,030,710
        87,915       Pool G18100 .......................................      5.00%        02/01/21            91,945
       869,725       Pool G18264 .......................................      5.00%        07/01/23           929,397
       583,583       Pool G18287 .......................................      5.50%        12/01/23           622,998
       159,595       Pool G18306 .......................................      4.50%        04/01/24           169,495
        28,728       Pool G60020 .......................................      4.50%        12/01/43            31,093


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    1,393,498       Pool G60114 .......................................      5.50%        06/01/41    $    1,562,700
       549,917       Pool G60194 .......................................      3.50%        08/01/45           569,377
       152,207       Pool G60366 .......................................      6.00%        10/01/39           174,258
       624,591       Pool G60737 .......................................      4.50%        08/01/42           677,379
     1,866,386       Pool G60762 .......................................      5.00%        07/01/41         2,048,979
       482,947       Pool G60806 .......................................      5.00%        12/01/44           528,233
        45,741       Pool H09034 .......................................      5.50%        05/01/37            48,400
        11,530       Pool J03523 .......................................      5.00%        09/01/21            11,906
       106,868       Pool J05364 .......................................      6.00%        08/01/22           111,787
       600,199       Pool J09465 .......................................      4.00%        04/01/24           629,668
       226,615       Pool J09504 .......................................      4.00%        04/01/24           236,816
        89,390       Pool J09798 .......................................      4.00%        05/01/24            93,501
       137,880       Pool J10623 .......................................      4.00%        09/01/24           144,722
       419,055       Pool N70075 .......................................      5.00%        01/01/35           458,466
       742,228       Pool N70081 .......................................      5.50%        07/01/38           823,535
       123,813       Pool O20138 .......................................      5.00%        11/01/30           135,679
     1,617,006       Pool Q00841 .......................................      4.50%        05/01/41         1,754,766
       186,281       Pool Q03139 .......................................      4.00%        09/01/41           198,442
        68,170       Pool Q04031 .......................................      4.00%        10/01/41            73,033
        46,778       Pool Q04905 .......................................      4.00%        12/01/41            50,114
       105,127       Pool Q05035 .......................................      4.00%        12/01/41           111,502
        89,179       Pool Q05173 .......................................      4.00%        12/01/41            95,540
        64,936       Pool Q05181 .......................................      4.00%        12/01/41            69,568
        43,750       Pool Q05445 .......................................      4.00%        01/01/42            46,871
       176,885       Pool Q07189 .......................................      4.00%        04/01/42           187,851
        59,765       Pool Q07479 .......................................      3.50%        04/01/42            61,896
       192,620       Pool Q11791 .......................................      3.50%        10/01/42           199,493
       127,973       Pool Q11836 .......................................      3.50%        10/01/42           132,678
       910,521       Pool Q14034 .......................................      3.50%        12/01/42           947,575
       893,591       Pool U50165 .......................................      4.00%        05/01/32           962,231
     7,175,938       Pool U79023 .......................................      3.50%        10/01/28         7,507,305
        94,304       Pool U80068 .......................................      3.50%        10/01/32            98,574
       197,245       Pool U80212 .......................................      3.50%        02/01/33           206,233
       211,332       Pool U90245 .......................................      3.50%        10/01/42           218,519
       127,926       Pool U90291 .......................................      4.00%        10/01/42           135,872
     1,110,655       Pool U90316 .......................................      4.00%        10/01/42         1,180,075
     1,066,060       Pool U90490 .......................................      4.00%        06/01/42         1,132,755
     2,503,460       Pool U90690 .......................................      3.50%        06/01/42         2,588,207
        30,736       Pool U90932 .......................................      3.00%        02/01/43            30,679
       325,871       Pool U90975 .......................................      4.00%        06/01/42           346,287
       752,751       Pool U91254 .......................................      4.00%        04/01/43           799,425
     2,522,233       Pool U91619 .......................................      4.00%        06/01/43         2,680,703
        74,723       Pool U92272 .......................................      4.50%        12/01/43            81,074
     1,204,275       Pool U92432 .......................................      4.00%        02/01/44         1,280,060
        79,160       Pool U95137 .......................................      4.00%        08/01/43            84,140
       282,136       Pool U99045 .......................................      3.50%        03/01/43           291,725
       311,803       Pool U99084 .......................................      4.50%        02/01/44           338,655
       161,490       Pool U99091 .......................................      4.50%        03/01/44           176,454
       220,329       Pool U99096 .......................................      4.50%        05/01/44           239,171
     4,376,963       Pool U99134 .......................................      4.00%        01/01/46         4,671,048
       973,343       Pool V80910 .......................................      4.00%        12/01/43         1,031,898


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association
$       69,445       Pool 190371 .......................................      6.50%        07/01/36    $       80,353
        46,472       Pool 254636 .......................................      5.00%        02/01/33            51,059
        68,027       Pool 255190 .......................................      5.50%        05/01/34            76,175
       317,098       Pool 256576 .......................................      5.50%        01/01/37           334,313
       129,444       Pool 256808 .......................................      5.50%        07/01/37           137,067
       353,678       Pool 256936........................................      6.00%        10/01/37           374,649
       146,689       Pool 257245 .......................................      5.00%        06/01/18           150,099
        39,943       Pool 545759 .......................................      6.50%        07/01/32            45,432
        20,749       Pool 555528 .......................................      6.00%        04/01/33            23,682
        32,342       Pool 555851 .......................................      6.50%        01/01/33            37,146
       129,334       Pool 633673 .......................................      6.00%        06/01/32           145,580
       523,886       Pool 654686 .......................................      6.00%        11/01/32           600,909
        59,668       Pool 665172 .......................................      4.50%        06/01/18            61,069
       467,324       Pool 683246 .......................................      5.50%        02/01/33           532,783
        30,512       Pool 722410 .......................................      4.50%        07/01/18            31,229
       341,905       Pool 725014 .......................................      5.50%        12/01/33           385,706
        50,328       Pool 725228 .......................................      6.00%        03/01/34            57,575
        74,830       Pool 725690 .......................................      6.00%        08/01/34            85,658
        33,280       Pool 725704 .......................................      6.00%        08/01/34            38,100
       657,230       Pool 734922 .......................................      4.50%        09/01/33           713,740
       931,269       Pool 735415 .......................................      6.50%        12/01/32         1,064,187
       311,256       Pool 735503 .......................................      6.00%        04/01/35           356,297
         9,242       Pool 745875 .......................................      6.50%        09/01/36            10,671
       100,461       Pool 747097 .......................................      6.00%        10/01/29           109,682
       763,179       Pool 758670 .......................................      6.00%        09/01/34           889,095
        59,001       Pool 780962 .......................................      4.50%        05/01/19            60,387
       762,704       Pool 788149 .......................................      5.50%        05/01/33           890,026
       410,012       Pool 812741 .......................................      5.50%        02/01/35           457,694
       761,437       Pool 827948 .......................................      5.50%        05/01/35           856,423
        37,876       Pool 831663 .......................................      6.00%        08/01/36            43,099
       832,781       Pool 850000 .......................................      5.50%        01/01/36           972,477
       134,194       Pool 871039 .......................................      5.50%        02/01/37           141,164
       316,842       Pool 888001 .......................................      5.50%        10/01/36           362,209
        82,736       Pool 888163 .......................................      7.00%        12/01/33            96,722
       460,270       Pool 888366 .......................................      7.00%        04/01/37           538,566
        99,668       Pool 888435 .......................................      5.50%        06/01/22           105,354
       914,142       Pool 889610 .......................................      5.50%        06/01/38         1,018,120
        32,915       Pool 890149 .......................................      6.50%        10/01/38            37,322
        94,667       Pool 890231 .......................................      5.00%        07/01/25           100,711
       505,412       Pool 890314 .......................................      5.50%        12/01/22           526,927
        61,880       Pool 890378 .......................................      6.00%        05/01/24            66,503
     1,792,643       Pool 890556 .......................................      4.50%        10/01/43         1,964,978
       113,185       Pool 890588 .......................................      4.50%        09/01/41           122,597
       376,637       Pool 905917 .......................................      5.50%        01/01/37           426,492
       120,342       Pool 912926 .......................................      6.00%        07/01/37           138,646
        28,358       Pool 916916 .......................................      6.00%        05/01/37            32,149
       344,000       Pool 922386 .......................................      5.50%        01/01/37           369,845
        25,330       Pool 930562 .......................................      5.00%        02/01/39            28,283
         1,526       Pool 931150 .......................................      5.00%        05/01/39             1,682


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      256,526       Pool 931565 .......................................      5.00%        07/01/39    $      282,885
       284,735       Pool 931808 .......................................      5.50%        08/01/39           318,016
       213,018       Pool 953115 .......................................      5.50%        11/01/38           235,591
       343,099       Pool 962556 .......................................      5.00%        04/01/23           363,711
       130,581       Pool 973561 .......................................      5.00%        03/01/23           137,177
       122,690       Pool 976871 .......................................      6.50%        08/01/36           139,739
        55,378       Pool 995002 .......................................      5.00%        07/01/37            60,857
        36,669       Pool 995097 .......................................      6.50%        10/01/37            42,060
       200,459       Pool 995149 .......................................      6.50%        10/01/38           229,522
        95,168       Pool 995228 .......................................      6.50%        11/01/38           108,266
       578,091       Pool 995252 .......................................      5.00%        12/01/23           602,856
       141,863       Pool 995259 .......................................      6.50%        11/01/23           153,537
        49,836       Pool AA0916 .......................................      5.00%        08/01/37            54,746
         9,611       Pool AA1740 .......................................      5.00%        01/01/39            10,586
         2,211       Pool AA3267 .......................................      5.00%        02/01/39             2,434
       175,248       Pool AA3303 .......................................      5.50%        06/01/38           195,970
       356,458       Pool AB0460 .......................................      5.50%        02/01/37           394,447
       437,336       Pool AB0731 .......................................      4.00%        06/01/39           463,742
        70,198       Pool AB1576 .......................................      4.00%        10/01/20            72,782
       957,537       Pool AB1801 .......................................      4.00%        11/01/40         1,014,912
       115,672       Pool AB1953 .......................................      4.00%        12/01/40           123,167
        85,915       Pool AB2092 .......................................      4.00%        01/01/41            91,449
       107,124       Pool AB2133 .......................................      4.00%        01/01/26           112,818
       286,223       Pool AB2265 .......................................      4.00%        02/01/41           305,910
       209,096       Pool AB2275 .......................................      4.50%        02/01/41           226,606
        45,692       Pool AB2467 .......................................      4.50%        03/01/41            49,702
     1,781,005       Pool AB2506 .......................................      5.00%        03/01/41         1,987,080
     3,027,393       Pool AB2959 .......................................      4.50%        07/01/40         3,286,646
       103,130       Pool AB3284 .......................................      5.00%        07/01/41           113,724
       175,639       Pool AB4937 .......................................      3.50%        04/01/42           181,693
       195,829       Pool AB5174 .......................................      3.50%        05/01/42           202,765
     1,192,290       Pool AB5500 .......................................      3.50%        07/01/42         1,233,484
       204,599       Pool AB5919 .......................................      3.00%        08/01/42           206,473
       138,514       Pool AB6632 .......................................      3.50%        10/01/42           143,200
       406,774       Pool AB6671 .......................................      3.00%        10/01/42           409,847
       499,923       Pool AB7765 .......................................      3.00%        02/01/43           503,703
       348,230       Pool AB7859 .......................................      3.50%        02/01/43           360,563
       275,903       Pool AB8143 .......................................      5.00%        01/01/38           304,021
     1,944,589       Pool AB8289 .......................................      4.50%        04/01/42         2,100,779
       783,445       Pool AB8676 .......................................      3.50%        05/01/42           809,391
     3,586,300       Pool AB9196 .......................................      3.50%        05/01/43         3,711,160
        57,387       Pool AB9382 .......................................      4.00%        05/01/43            61,031
     1,344,029       Pool AB9551 .......................................      3.00%        06/01/43         1,354,153
       694,026       Pool AB9615 .......................................      4.00%        06/01/33           738,182
        81,988       Pool AB9683 .......................................      4.00%        06/01/43            86,845
       108,508       Pool AB9959 .......................................      4.00%        07/01/43           115,312
       162,619       Pool AC1232 .......................................      5.00%        07/01/24           172,716
     1,318,848       Pool AC2946 .......................................      5.00%        09/01/39         1,450,740
       162,065       Pool AC3236 .......................................      5.00%        09/01/39           179,248
       533,925       Pool AC3267 .......................................      5.50%        09/01/39           600,152
       205,091       Pool AC5446 .......................................      5.00%        11/01/39           226,235


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       62,724       Pool AD0149 .......................................      5.29%        06/01/18    $       63,859
     1,604,202       Pool AD0163 .......................................      6.00%        11/01/34         1,838,555
       288,718       Pool AD0194 .......................................      5.94%        11/01/17           291,270
       660,053       Pool AD0217 .......................................      6.00%        08/01/37           756,235
        19,280       Pool AD0440 .......................................      6.00%        10/01/39            21,996
     1,203,800       Pool AD0889 .......................................      6.00%        09/01/24         1,280,730
       866,162       Pool AD4317 .......................................      4.00%        04/01/40           916,619
       208,835       Pool AD5583 .......................................      5.00%        04/01/40           229,696
       129,762       Pool AD6938 .......................................      4.50%        06/01/40           141,134
       285,399       Pool AD7110 .......................................      5.00%        07/01/40           312,336
       144,002       Pool AD7137 .......................................      5.50%        07/01/40           164,676
        53,259       Pool AD8526 .......................................      4.50%        08/01/40            57,880
       542,058       Pool AE0137 .......................................      4.50%        03/01/36           584,899
        70,652       Pool AE0383 .......................................      4.50%        09/01/25            74,377
       373,035       Pool AE0504 .......................................      4.50%        11/01/40           404,044
     9,852,553       Pool AE0670 .......................................      5.50%        02/01/39        11,384,692
       202,158       Pool AE1798 .......................................      5.00%        09/01/40           222,518
       189,262       Pool AE4476 .......................................      4.00%        03/01/41           200,193
       285,069       Pool AE7005 .......................................      4.00%        10/01/40           301,645
       148,202       Pool AE8075 .......................................      4.00%        12/01/40           157,070
        61,906       Pool AE9284 .......................................      4.00%        11/01/40            65,511
     1,169,590       Pool AE9959 .......................................      5.00%        03/01/41         1,304,902
        47,587       Pool AH0057 .......................................      4.50%        02/01/41            51,719
       601,643       Pool AH0943 .......................................      4.00%        12/01/40           640,479
       724,290       Pool AH0979 .......................................      3.50%        01/01/41           746,374
       542,449       Pool AH1089 .......................................      4.00%        11/01/40           577,061
       225,900       Pool AH1141 .......................................      4.50%        12/01/40           244,672
        29,234       Pool AH1568 .......................................      4.50%        12/01/40            31,684
       253,923       Pool AH4404 .......................................      4.00%        01/01/41           268,519
       430,028       Pool AH7192 .......................................      5.00%        02/01/41           470,258
       163,537       Pool AH7204 .......................................      4.00%        03/01/41           172,866
        52,251       Pool AH8090 .......................................      4.50%        06/01/41            56,628
       265,926       Pool AH8871 .......................................      5.00%        04/01/41           290,805
        56,255       Pool AH9677 .......................................      5.00%        04/01/41            61,518
        79,852       Pool AI1190 .......................................      4.50%        04/01/41            86,789
       185,576       Pool AI1191 .......................................      4.50%        04/01/41           202,814
       109,469       Pool AI1969 .......................................      4.50%        05/01/41           118,986
       839,531       Pool AI4268 .......................................      5.00%        06/01/41           922,667
       109,347       Pool AI6503 .......................................      5.00%        11/01/39           119,577
        58,414       Pool AI6581 .......................................      4.50%        07/01/41            63,275
        46,107       Pool AI7800 .......................................      4.50%        07/01/41            50,079
       792,229       Pool AI8448 .......................................      4.50%        08/01/41           857,836
       284,061       Pool AI8779 .......................................      4.00%        11/01/41           300,293
       541,591       Pool AI9114 .......................................      4.00%        06/01/42           577,315
     2,887,981       Pool AI9124 .......................................      4.00%        08/01/42         3,078,470
     2,284,657       Pool AI9158 .......................................      6.50%        01/01/41         2,748,490
        39,050       Pool AJ4756 .......................................      4.00%        10/01/41            41,798
        51,649       Pool AJ5301 .......................................      4.00%        11/01/41            54,748
        53,371       Pool AJ5424 .......................................      4.00%        11/01/41            57,126
        35,643       Pool AJ5736 .......................................      4.00%        12/01/41            38,151
        42,346       Pool AJ6061 .......................................      4.00%        12/01/41            45,308


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       41,487       Pool AJ7538 .......................................      4.00%        01/01/42    $       44,393
        61,159       Pool AJ8104 .......................................      4.00%        12/01/41            65,449
        26,540       Pool AJ8203 .......................................      4.50%        01/01/42            28,848
        44,495       Pool AJ8341 .......................................      4.00%        12/01/41            47,626
        39,487       Pool AJ8369 .......................................      4.00%        01/01/42            42,265
        59,665       Pool AJ8436 .......................................      4.00%        12/01/41            63,863
        37,596       Pool AJ9162 .......................................      4.00%        01/01/42            40,242
     1,349,880       Pool AJ9332 .......................................      4.00%        01/01/42         1,436,797
       122,612       Pool AJ9333 .......................................      4.00%        01/01/42           129,960
        64,364       Pool AK0543 .......................................      4.00%        01/01/42            68,858
        55,416       Pool AK1827 .......................................      4.00%        01/01/42            59,316
       958,401       Pool AK3103 .......................................      4.00%        02/01/42         1,015,616
       346,729       Pool AK4520 .......................................      4.00%        03/01/42           366,437
       291,166       Pool AK5555 .......................................      4.00%        04/01/42           307,743
        28,125       Pool AL0147 .......................................      4.00%        04/01/41            30,063
       221,793       Pool AL0212 .......................................      5.50%        02/01/38           248,448
       433,147       Pool AL0241 .......................................      4.00%        04/01/41           457,982
        61,967       Pool AL0399 .......................................      6.00%        08/01/24            66,173
        79,537       Pool AL0446 .......................................      6.00%        05/01/24            85,123
        68,013       Pool AL0815 .......................................      4.00%        09/01/41            72,798
       347,957       Pool AL0913 .......................................      6.00%        07/01/41           394,083
        67,881       Pool AL1195 .......................................      6.00%        09/01/23            73,023
        54,667       Pool AL1948 .......................................      4.00%        01/01/42            58,184
       103,846       Pool AL1953 .......................................      4.50%        01/01/27           109,471
       130,497       Pool AL2142 .......................................      6.50%        09/01/38           150,986
     1,871,921       Pool AL2392 .......................................      3.50%        08/01/42         1,936,668
       851,639       Pool AL2551 .......................................      3.50%        10/01/42           881,555
       679,536       Pool AL2589 .......................................      5.50%        05/01/25           715,235
       125,679       Pool AL2892 .......................................      3.50%        12/01/42           130,213
     1,071,932       Pool AL3093 .......................................      3.50%        02/01/43         1,110,082
        39,957       Pool AL3154 .......................................      3.00%        02/01/43            40,323
       102,611       Pool AL3484 .......................................      4.50%        10/01/42           111,209
        71,993       Pool AL4741 .......................................      4.50%        01/01/44            77,806
        69,250       Pool AL4962 .......................................      6.00%        05/01/24            74,726
     1,786,436       Pool AL5315 .......................................      4.00%        06/01/42         1,893,892
       171,305       Pool AL5616 .......................................      5.50%        09/01/41           191,109
     1,030,293       Pool AL5760 .......................................      4.00%        09/01/43         1,095,364
     1,035,003       Pool AL5890 .......................................      4.50%        03/01/43         1,129,680
       605,263       Pool AL6031 .......................................      4.00%        10/01/44           643,795
       187,311       Pool AL6057 .......................................      6.00%        08/01/24           192,200
       193,112       Pool AL6167 .......................................      3.50%        01/01/44           199,842
       275,846       Pool AL6449 .......................................      4.50%        01/01/27           289,121
        45,313       Pool AL7046 .......................................      3.50%        06/01/45            46,911
       365,191       Pool AL7231 .......................................      3.50%        08/01/45           378,077
       201,329       Pool AL7306 .......................................      4.50%        09/01/42           218,150
     1,051,863       Pool AL7449 .......................................      8.50%        12/01/37         1,287,259
       281,116       Pool AL8139 .......................................      4.00%        02/01/32           296,133
       732,077       Pool AL8174 .......................................      3.50%        02/01/46           757,033
       112,454       Pool AL8353 .......................................      3.50%        08/01/44           116,408
       506,659       Pool AL8743 .......................................      4.50%        06/01/46           549,747
        47,524       Pool AL8934 .......................................      4.00%        10/01/33            50,474


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      378,954       Pool AL9225 .......................................      6.00%        01/01/42    $      440,700
        89,912       Pool AO2976 .......................................      3.50%        05/01/42            93,022
     6,997,272       Pool AO3529 .......................................      4.00%        06/01/42         7,427,002
        91,853       Pool AO4133 .......................................      3.50%        06/01/42            95,104
       271,843       Pool AO6713 .......................................      4.00%        06/01/42           289,056
     1,529,879       Pool AO8106 .......................................      4.00%        08/01/42         1,624,174
       996,250       Pool AO8167 .......................................      4.00%        09/01/42         1,057,438
       343,206       Pool AP0495 .......................................      3.50%        08/01/42           354,945
       310,888       Pool AP1197 .......................................      3.50%        09/01/42           322,463
     1,959,134       Pool AP2109 .......................................      4.00%        08/01/32         2,082,685
        65,594       Pool AP4710 .......................................      3.50%        08/01/42            67,877
        40,728       Pool AP4795 .......................................      3.50%        09/01/42            42,124
       180,682       Pool AP5113 .......................................      4.00%        09/01/42           192,123
       613,339       Pool AP7963 .......................................      4.00%        09/01/42           654,598
     3,521,052       Pool AQ0411 .......................................      3.50%        10/01/42         3,648,067
     1,568,151       Pool AQ0535 .......................................      3.00%        11/01/42         1,579,674
     1,275,338       Pool AQ1534 .......................................      3.50%        10/01/32         1,330,234
     1,687,093       Pool AQ1584 .......................................      4.00%        11/01/42         1,802,874
     1,269,939       Pool AQ1607 .......................................      3.50%        11/01/32         1,324,753
       661,928       Pool AQ3310 .......................................      4.00%        11/01/42           702,378
     2,468,414       Pool AQ4086 .......................................      4.00%        06/01/43         2,622,615
       104,540       Pool AQ9715 .......................................      3.00%        01/01/43           105,019
       742,453       Pool AQ9999 .......................................      3.00%        02/01/43           745,853
        71,499       Pool AR4445 .......................................      3.00%        03/01/43            71,826
       541,315       Pool AR7961 .......................................      3.50%        03/01/33           564,686
        24,962       Pool AS0225 .......................................      4.00%        08/01/43            26,441
       521,252       Pool AS5236 .......................................      4.00%        05/01/45           550,329
     1,381,974       Pool AS7211 .......................................      3.00%        04/01/46         1,381,033
     3,035,222       Pool AS9194 .......................................      4.50%        12/01/44         3,281,326
     1,849,387       Pool AS9244 .......................................      4.50%        08/01/39         1,999,134
       246,711       Pool AT0332 .......................................      3.00%        04/01/43           249,962
       996,367       Pool AT1747 .......................................      3.00%        04/01/43         1,005,517
     4,458,102       Pool AT2720 .......................................      3.00%        05/01/43         4,490,911
       277,034       Pool AT2887 .......................................      3.50%        04/01/43           286,468
       954,931       Pool AT3892 .......................................      3.00%        06/01/43           961,959
       604,455       Pool AT4180 .......................................      3.50%        05/01/33           630,639
       381,219       Pool AT5914 .......................................      3.50%        06/01/43           394,527
       198,388       Pool AT5915 .......................................      4.00%        06/01/43           210,789
     1,084,150       Pool AT6303 .......................................      4.00%        06/01/43         1,158,130
        73,651       Pool AT6306 .......................................      4.00%        06/01/43            78,596
        83,363       Pool AT9657 .......................................      4.00%        07/01/43            88,301
       348,958       Pool AU3751 .......................................      4.00%        08/01/43           369,630
        81,100       Pool AU4386 .......................................      4.00%        10/01/43            85,904
       239,869       Pool AU5787 .......................................      4.50%        09/01/43           262,353
       125,322       Pool AU6743 .......................................      4.00%        10/01/43           132,697
        41,717       Pool AW7401 .......................................      5.00%        09/01/40            46,000
       314,409       Pool AX5312 .......................................      4.00%        01/01/42           333,230
       676,463       Pool AX5443 .......................................      5.00%        11/01/44           746,294
       961,179       Pool BA4113 .......................................      3.00%        04/01/46           964,895
       671,112       Pool BC4490 .......................................      5.00%        05/01/39           733,896
     2,632,761       Pool MA0443 .......................................      5.00%        05/01/30         2,879,063


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      899,232       Pool MA1125 .......................................      4.00%        07/01/42    $      954,302
       830,854       Pool MA1177 .......................................      3.50%        09/01/42           859,776
     1,303,574       Pool MA1213 .......................................      3.50%        10/01/42         1,348,998
     2,420,355       Pool MA1217 .......................................      4.00%        10/01/42         2,569,263
        85,687       Pool MA1222 .......................................      4.00%        10/01/32            91,209
       123,167       Pool MA1228 .......................................      3.00%        09/01/42           123,729
       570,131       Pool MA1251 .......................................      3.50%        11/01/42           590,014
       187,714       Pool MA1328 .......................................      3.50%        01/01/43           194,254
     7,617,944       Pool MA1373 .......................................      3.50%        03/01/43         7,884,290
     3,002,744       Pool MA1404 .......................................      3.50%        04/01/43         3,107,520
       445,331       Pool MA1437 .......................................      3.50%        05/01/43           460,853
     2,554,668       Pool MA1463 .......................................      3.50%        06/01/43         2,643,614
       461,973       Pool MA1508 .......................................      3.50%        07/01/43           478,107
       947,981       Pool MA1510 .......................................      4.00%        07/01/43         1,006,569
     1,741,256       Pool MA1546 .......................................      3.50%        08/01/43         1,802,090
       143,879       Pool MA1591 .......................................      4.50%        09/01/43           155,536
       973,867       Pool MA1629 .......................................      4.50%        10/01/43         1,052,549
        76,317       Pool MA1664 .......................................      4.50%        11/01/43            82,488
        74,287       Pool MA1711 .......................................      4.50%        12/01/43            80,288
     1,217,656       Pool MA1866 .......................................      4.50%        04/01/44         1,328,660
       979,155       Pool MA1900 .......................................      4.50%        04/01/44         1,067,919
        16,172       Pool MA2509 .......................................      3.00%        01/01/46            16,141
     2,615,548       Pool MA2695 .......................................      4.00%        07/01/46         2,789,163
     3,000,000       Pool TBA (c).......................................      4.50%        08/01/33         3,221,016
                Government National Mortgage Association
       154,862       Pool 3149 .........................................      6.00%        10/20/31           175,835
        95,698       Pool 3172 .........................................      6.00%        12/20/31           108,570
       108,303       Pool 3227 .........................................      6.00%        04/20/32           122,261
       823,890       Pool 3345 .........................................      5.00%        02/20/33           918,618
       121,970       Pool 3389 .........................................      5.00%        05/20/33           134,592
        41,777       Pool 3390 .........................................      5.50%        05/20/33            46,799
       342,239       Pool 3428 .........................................      5.00%        08/20/33           381,384
        77,636       Pool 3442 .........................................      5.00%        09/20/33            86,586
        40,626       Pool 3459 .........................................      5.50%        10/20/33            45,445
        21,601       Pool 3474 .........................................      6.00%        11/20/33            24,639
       152,704       Pool 3487 .........................................      5.00%        12/20/33           170,055
       312,107       Pool 3529 .........................................      5.00%        03/20/34           347,858
       109,249       Pool 3555 .........................................      5.00%        05/20/34           121,716
       170,576       Pool 3596 .........................................      5.50%        08/20/34           190,780
        45,989       Pool 3786 .........................................      5.50%        11/20/35            51,360
       105,638       Pool 3807 .........................................      5.50%        01/20/36           117,426
       738,021       Pool 4251 .........................................      5.50%        10/20/23           788,665
       296,532       Pool 487108 .......................................      6.00%        04/15/29           336,847
       112,077       Pool 553144 .......................................      5.50%        04/15/33           126,214
        65,396       Pool 589331 .......................................      6.00%        10/15/22            69,868
       311,335       Pool 605389 .......................................      5.00%        04/15/34           342,821
       237,623       Pool 615403 .......................................      4.50%        08/15/33           260,605
        24,154       Pool 627123 .......................................      5.50%        03/15/34            27,557
       288,627       Pool 653143 .......................................      4.90%        04/15/36           316,231
       452,178       Pool 658324 .......................................      5.50%        03/15/37           508,162
        51,212       Pool 687833 .......................................      6.00%        08/15/38            57,774


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       68,145       Pool 706840 .......................................      4.50%        05/15/40    $       74,968
       479,754       Pool 711483 .......................................      4.00%        01/15/40           516,654
       199,869       Pool 711543 .......................................      4.00%        11/15/40           215,409
     1,299,827       Pool 711563 .......................................      4.50%        03/15/41         1,430,741
       615,325       Pool 723216 .......................................      4.50%        08/15/40           670,677
       163,264       Pool 723248 .......................................      5.00%        10/15/39           182,339
       444,556       Pool 724340 .......................................      4.50%        09/15/39           485,073
       180,360       Pool 725272 .......................................      4.50%        11/15/39           194,377
       127,492       Pool 726394 .......................................      4.50%        10/15/39           139,460
       116,699       Pool 728921 .......................................      4.50%        12/15/24           124,194
       486,806       Pool 733595 .......................................      4.50%        04/15/40           531,956
       239,872       Pool 733733 .......................................      5.00%        06/15/40           265,191
       235,593       Pool 736617 .......................................      4.00%        12/15/35           249,458
     2,317,303       Pool 737673 .......................................      4.50%        11/15/40         2,531,808
       462,725       Pool 737996 .......................................      4.00%        02/15/41           493,672
       110,887       Pool 739341 .......................................      3.50%        10/15/41           115,684
       374,629       Pool 743673 .......................................      4.50%        07/15/40           410,353
       832,721       Pool 745478 .......................................      5.00%        08/20/40           900,797
        63,025       Pool 748939 .......................................      4.00%        09/20/40            67,304
       208,141       Pool 754384 .......................................      4.50%        03/20/42           221,402
        27,926       Pool 781328 .......................................      7.00%        09/15/31            29,764
        75,537       Pool 781623 .......................................      5.00%        06/15/33            83,179
       105,289       Pool 781783 .......................................      5.50%        08/15/19           107,699
       256,866       Pool 781824 .......................................      5.50%        11/15/34           289,546
        27,448       Pool 781862 .......................................      5.50%        01/15/35            30,920
       147,587       Pool 782070 .......................................      7.00%        06/15/32           169,487
        68,597       Pool 782810 .......................................      4.50%        11/15/39            74,977
       240,401       Pool 783091 .......................................      5.50%        06/15/40           273,563
       167,130       Pool 783220 .......................................      5.50%        09/15/24           180,052
       407,793       Pool 783375 .......................................      5.00%        08/15/41           448,664
       568,247       Pool 783760 .......................................      5.00%        02/15/42           625,608
     2,868,689       Pool AI6317 .......................................      4.50%        06/20/44         3,049,761
     1,685,285       Pool AK2389 .......................................      4.50%        11/20/44         1,813,300
     1,534,472       Pool AN4469 .......................................      5.00%        12/15/40         1,688,404
     1,190,037       Pool AR8421 .......................................      5.00%        10/20/41         1,278,387
     2,541,068       Pool BB1216 .......................................      4.50%        06/20/47         2,787,019
       519,689       Pool MA2077 .......................................      5.50%        07/20/44           573,112
        89,712       Pool MA2215 .......................................      3.50%        09/20/44            91,932
       896,709       Pool MA2829 .......................................      5.00%        05/20/45           965,064
        70,546       Pool MA3380 .......................................      5.50%        01/20/46            77,956
       654,570       Pool MA3459 .......................................      6.00%        08/20/39           730,410
       688,335       Pool MA3525 .......................................      5.50%        03/20/46           771,601
                                                                                                       --------------
                                                                                                          281,154,874
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................     532,795,191
                (Cost $531,648,076)                                                                    --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 4.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%
                Adjustable Rate Mortgage Trust
$       48,110       Series 2004-1, Class 2A1 (a).......................      3.17%        01/25/35    $       48,625
                Alternative Loan Trust
       528,188       Series 2003-9T1, Class A7 .........................      5.50%        07/25/33           525,994
        55,923       Series 2003-J3, Class 2A1 .........................      6.25%        12/25/33            57,441
        12,036       Series 2004-3T1, Class A3 .........................      5.00%        05/25/34            12,112
        57,265       Series 2004-J5, Class 2A3 (a)......................      2.22%        08/25/34            57,368
           437       Series 2004-J8, Class 4A1 .........................      6.00%        02/25/17               449
                American Home Mortgage Investment Trust
        10,818       Series 2004-3, Class 6A1 (d).......................      4.82%        10/25/34            10,976
                ASG Resecuritization Trust
        65,234       Series 2009-3, Class A65 (a) (e)...................      2.77%        03/26/37            65,393
                Banc of America Funding Corp.
        70,209       Series 2008-R2, Class 1A2 (e)......................      6.00%        09/25/37            72,547
                Banc of America Funding Trust
         2,410       Series 2003-3, Class 2A1 ..........................      4.75%        10/25/18             2,420
         2,750       Series 2005-2, Class 2A4 ..........................      5.75%        04/25/35             2,926
                Banc of America Mortgage Trust
        74,001       Series 2005-11, Class 2A1 .........................      5.25%        12/25/20            74,267
       604,677       Series 2005-A, Class 2A2 (a).......................      3.43%        02/25/35           600,055
                BCAP LLC Trust
     1,140,000       Series 2009-RR5, Class 6A2 (a) (e).................      3.48%        02/26/37         1,135,723
        67,684       Series 2009-RR5, Class 8A1 (a) (e).................      5.50%        11/26/34            69,003
        23,943       Series 2009-RR6, Class 2A1 (a) (e).................      3.37%        08/26/35            23,927
       112,429       Series 2009-RR6, Class 3A1 (a) (e).................      3.42%        12/26/37           104,969
         6,736       Series 2009-RR14, Class 1A1 (a) (e)................      6.00%        05/26/37             6,812
       146,875       Series 2011-R11, Class 20A5 (a) (e)................      3.36%        03/26/35           147,437
                CHL Mortgage Pass-Through Trust
        93,000       Series 2004-8, Class 1A7 ..........................      5.75%        07/25/34            95,812
       674,573       Series 2004-8, Class 2A1 ..........................      4.50%        06/25/19           685,595
        10,494       Series 2004-J1, Class 2A1 .........................      4.75%        01/25/19            10,561
         2,008       Series 2004-J5, Class A3 ..........................      5.50%        07/25/34             2,018
       131,654       Series 2005-5, Class A2 ...........................      5.50%        03/25/35           131,841
                Citigroup Global Markets Mortgage Securities VII, Inc.
           762       Series 2003-UP2, Class PO1, PO ....................       (b)         12/25/18               690
                Citigroup Mortgage Loan Trust
        13,191       Series 2003-1, Class WA2 ..........................      6.50%        06/25/31            13,520
        33,954       Series 2009-5, Class 7A1 (a) (e)...................      1.57%        07/25/36            33,979
       319,555       Series 2009-6, Class 6A1 (a) (e)...................      1.47%        07/25/36           326,812
         2,463       Series 2009-6, Class 11A1 (a) (e)..................      1.57%        05/25/37             2,476
       106,272       Series 2010-3, Class 5A1 (e).......................      5.00%        10/25/35           106,955
                Credit Suisse First Boston Mortgage Securities Corp.
         4,537       Series 2003-11, Class 1A39 ........................      5.25%        06/25/33             4,594
         4,317       Series 2003-25, Class 2A1 .........................      4.50%        10/25/18             4,312
        44,284       Series 2003-27, Class 6A1 .........................      5.00%        11/25/18            44,779
        27,375       Series 2003-AR18, Class 2A3 (a)....................      2.99%        07/25/33            27,151
        20,146       Series 2003-AR20, Class 2A1 (a)....................      3.30%        08/25/33            20,190
         8,045       Series 2004-3, Class 2A1 ..........................      5.00%        04/25/19             8,087
        16,510       Series 2004-5, Class 2A1 ..........................      5.00%        08/25/19            16,662
        13,177       Series 2004-AR8, Class 2A1 (a).....................      3.33%        09/25/34            13,086
       149,794       Series 2005-5, Class 3A2 (a).......................      1.52%        07/25/35           145,134
         5,000       Series 2005-7, Class 1A5 ..........................      5.15%        08/25/35             5,258


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Credit Suisse Mortgage Capital Certificates
$      537,265       Series 2009-12R, Class 6A1 (e).....................      6.00%        05/27/37    $      554,414
       917,842       Series 2009-12R, Class 15A1 (e)....................      6.00%        05/27/36           922,824
       184,909       Series 2009-12R, Class 24A1 (a) (e)................      3.37%        10/27/36           184,651
                CSFB Mortgage-Backed Pass-Through Certificates
        83,079       Series 2004-AR4, Class 5A2 (a).....................      1.96%        05/25/34            81,834
                CSFB Mortgage-Backed Trust
         3,828       Series 2004-7, Class 6A1 ..........................      5.25%        10/25/19             3,880
                CSMC
        74,429       Series 2009-8R, Class 5A1 (a) (e)..................      3.52%        05/26/37            74,649
       145,067       Series 2009-13R, Class 3A1 (a) (e).................      3.14%        11/26/36           143,945
        44,642       Series 2009-15R, Class 2A1 (a) (e).................      3.29%        10/26/36            45,164
     2,980,834       Series 2017-HL1, Class A3 (a) (e)..................      3.50%        06/25/47         3,058,891
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
        11,464       Series 2005-3, Class 1A1 (a).......................      3.55%        06/25/20            11,053
                Deutsche Mortgage Securities, Inc. REMIC Trust
       417,466       Series 2010-RS1, Class A1 (a) (e)..................      6.00%        10/25/35           423,325
                FDIC Guaranteed Notes Trust
        56,526       Series 2010-S2, Class 3A (a) (e)...................      1.93%        12/29/45            56,626
                GMACM Mortgage Loan Trust
         6,107       Series 2003-J10, Class A1 .........................      4.75%        01/25/19             6,107
                GSMSC Pass-Through Trust
        79,312       Series 2009-3R, Class 2A1 (a) (e)..................      4.00%        07/25/35            79,359
                GSR Mortgage Loan Trust
       603,080       Series 2004-12, Class 3A6 (a)......................      3.18%        12/25/34           606,586
        61,589       Series 2004-8F, Class 2A3 .........................      6.00%        09/25/34            63,587
                Impac CMB Trust
       175,265       Series 2003-4, Class 1A1 (a).......................      1.86%        10/25/33           171,456
       790,074       Series 2004-6, Class M3 (a)........................      2.27%        10/25/34           744,121
                Jefferies Resecuritization Trust
        37,425       Series 2009-R2, Class 2A (a) (e)...................      3.29%        12/26/37            37,534
        16,856       Series 2009-R9, Class 1A1 (a) (e)..................      3.05%        08/26/46            16,915
                JP Morgan Resecuritization Trust
       926,072       Series 2009-7, Class 2A1 (a) (e)...................      6.00%        02/27/37           935,712
        89,213       Series 2009-7, Class 5A1 (a) (e)...................      6.00%        02/27/37            89,318
       342,994       Series 2009-7, Class 11A1 (a) (e)..................      3.47%        09/27/36           350,825
       152,541       Series 2009-7, Class 13A1 (a) (e)..................      3.03%        06/27/37           146,991
        38,658       Series 2009-7, Class 14A1 (a) (e)..................      3.00%        07/27/37            38,787
       888,880       Series 2009-7, Class 17A1 (a) (e)..................      5.39%        07/27/37           915,052
        42,802       Series 2010-2, Class 3A3 (e).......................      6.00%        07/26/36            42,791
       229,795       Series 2010-4, Class 4A2 (a) (e)...................      2.50%        09/26/35           230,202
                JPMorgan Mortgage Trust
        24,986       Series 2004-S1, Class 1A2 .........................      4.50%        09/25/34            25,335
        47,852       Series 2004-S2, Class 5A1 .........................      5.50%        12/25/19            47,687
       234,472       Series 2014-IVR3, Class 2A1 (a) (e)................      3.00%        09/25/44           237,872
                MASTR Alternative Loan Trust
        16,473       Series 2004-5, Class 4A1 ..........................      5.50%        07/25/19            16,776
        17,912       Series 2004-5, Class 5A1 ..........................      4.75%        06/25/19            18,006
         1,890       Series 2004-8, Class 7A1 ..........................      5.00%        09/25/19             1,910
         9,651       Series 2004-13, Class 8A1 .........................      5.50%        01/25/25             9,662


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                MASTR Asset Securitization Trust
$      282,987       Series 2003-11, Class 7A5 .........................      5.25%        12/25/33    $      287,006
       552,878       Series 2003-12, Class 1A1 .........................      5.25%        12/25/24           562,039
        81,908       Series 2003-12, Class 1A2 .........................      5.25%        12/25/24            80,929
        18,804       Series 2004-1, Class 30PO, PO .....................       (b)         02/25/34            15,375
        75,090       Series 2004-3, Class 1A3 ..........................      5.25%        03/25/24            75,842
            72       Series 2004-11, Class 5A3 .........................      5.75%        12/25/34                71
                MASTR Seasoned Securitization Trust
        82,063       Series 2005-1, Class 3A1 (a).......................      3.29%        10/25/32            82,266
         2,813       Series 2005-2, Class 3A1 ..........................      6.00%        11/25/17             2,812
                Merrill Lynch Mortgage Investors Trust MLCC
        11,929       Series 2003-H, Class A3A (a).......................      2.87%        01/25/29            11,903
                New Residential Mortgage Loan Trust
       383,826       Series 2014-2A, Class A3 (a) (e)...................      3.75%        05/25/54           400,747
                Nomura Asset Acceptance Corp. Alternative Loan Trust
        45,541       Series 2004-AP3, Class A6 (d)......................      5.29%        10/25/34            46,745
        19,973       Series 2005-WF1, Class 2A5 (d).....................      5.16%        03/25/35            20,652
                Prime Mortgage Trust
         1,000       Series 2003-3, Class A6 ...........................      5.50%        01/25/34             1,001
        20,374       Series 2004-1, Class 2A1 ..........................      4.50%        08/25/34            20,520
       220,511       Series 2004-2, Class A2 ...........................      4.75%        11/25/19           221,400
       487,252       Series 2004-2, Class A6 ...........................      5.00%        11/25/19           490,675
                RBSSP Resecuritization Trust
       191,974       Series 2009-6, Class 7A4 (a) (e)...................      1.84%        07/26/36           191,772
       907,863       Series 2009-6, Class 9A4 (a) (e)...................      1.67%        11/26/36           891,377
       269,647       Series 2009-6, Class 11A4 (a) (e)..................      1.64%        08/26/36           262,916
         5,934       Series 2009-6, Class 13A4 (a) (e)..................      3.24%        08/26/35             5,951
       117,590       Series 2009-12, Class 15A1 (a) (e).................      3.15%        10/26/35           119,209
        35,907       Series 2009-12, Class 17A1 (a) (e).................      3.07%        10/25/35            36,346
                Residential Accredit Loans, Inc.
        40,941       Series 2003-QS20, Class CB ........................      5.00%        11/25/18            41,197
                Residential Asset Securitization Trust
           878       Series 2004-A3, Class A4 ..........................      5.25%        06/25/34               889
                RFMSI Trust
        35,169       Series 2003-S14, Class A5 (a)......................      1.62%        07/25/18            34,650
        39,103       Series 2003-S15, Class A1 .........................      4.50%        08/25/18            39,319
        88,506       Series 2005-S3, Class A1 ..........................      4.75%        03/25/20            89,113
                Sequoia Mortgage Trust 4
     1,526,812       Series 2000-4, Class A (a).........................      1.94%        11/22/24         1,521,687
                Structured Asset Securities Corp.
         3,216       Series 2004-4XS, Class A3A (d).....................      5.43%        02/25/34             3,281
                Structured Asset Securities Corp. Mortgage Loan Trust
        48,630       Series 2002-9, Class A2 (a)........................      1.52%        10/25/27            47,929
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
       128,194       Series 2004-11XS, Class 1A6 (d)....................      5.49%        06/25/34           131,551
       201,757       Series 2004-S3, Class M1 (a).......................      2.19%        11/25/34           201,991
                WaMu Mortgage Pass-Through Certificates Trust
        44,837       Series 2003-S3, Class 3A1 .........................      5.50%        05/25/33            47,706
        21,325       Series 2003-S5, Class 2A ..........................      5.00%        06/25/18            21,431
        17,480       Series 2003-S6, Class 2A1 .........................      5.00%        07/25/18            17,576
         9,721       Series 2003-S7, Class A1 ..........................      4.50%        08/25/18             9,760
       423,174       Series 2003-S12, Class 3A .........................      5.00%        11/25/18           428,405


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                WaMu Mortgage Pass-Through Certificates Trust (Continued)
$       18,104       Series 2004-CB2, Class 5A .........................      5.00%        07/25/19    $       18,277
         6,497       Series 2004-CB3, Class 3A .........................      5.50%        10/25/19             6,587
         2,910       Series 2004-RS1, Class A11 ........................      5.50%        11/25/33             3,059
                Washington Mutual Mortgage Loan Trust
           639       Series 2001-7, Class A (a).........................      1.93%        05/25/41               640
                Washington Mutual MSC Mortgage Pass-Through Certificates
                   Trust
         2,952       Series 2003-MS1, Class CB4 (a) (e).................      5.23%        02/25/18             2,923
         9,722       Series 2003-MS3, Class 2A1 ........................      5.25%        03/25/18             9,766
                Wells Fargo Alternative Loan Trust
         1,571       Series 2007-PA5, Class 2A1 ........................      6.00%        11/25/22             1,574
                Wells Fargo Mortgage Backed Securities Trust
         7,531       Series 2004-K, Class 2A12 (a)......................      3.47%        07/25/34             7,708
       146,589       Series 2004-L, Class A8 (a)........................      3.47%        07/25/34           150,885
       252,208       Series 2004-X, Class 1A1 (a).......................      3.04%        11/25/34           254,022
       298,730       Series 2005-2, Class 2A1 ..........................      4.75%        04/25/20           303,903
       783,762       Series 2005-AR4, Class 1A3 (a).....................      3.24%        04/25/35           793,105
       100,163       Series 2005-AR10, Class 2A2 (a)....................      3.20%        06/25/35           102,869
       242,429       Series 2005-AR16, Class 4A2 (a)....................      3.32%        10/25/35           243,356
       131,414       Series 2007-14, Class 2A2 .........................      5.50%        10/25/22           134,901
                Wells Fargo Mortgage Loan Trust
         4,863       Series 2010-RR4, Class 1A1 (a) (e).................      3.25%        12/27/46             4,890
                WinWater Mortgage Loan Trust
       105,982       Series 2015-A, Class A5 (a) (e)....................      3.50%        06/20/45           108,476
                                                                                                       --------------
                                                                                                           23,722,783
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
                Banc of America Re-REMIC Trust
         9,303       Series 2009-UB2, Class A4AB (a) (e)................      5.82%        12/24/49             9,294
                Bear Stearns Commercial Mortgage Securities Trust
       292,494       Series 2007-PW17, Class AM (a).....................      5.92%        06/11/50           293,043
       535,161       Series 2007-PW18, Class A4 ........................      5.70%        06/11/50           537,221
                LB-UBS Commercial Mortgage Trust
       879,186       Series 2007-C7, Class A1A (a)......................      5.68%        09/15/45           884,536
       728,910       Series 2007-C7, Class A3 (a).......................      5.87%        09/15/45           731,760
                ML-CFC Commercial Mortgage Trust
       340,465       Series 2007-9, Class A4 ...........................      5.70%        09/12/49           340,249
                                                                                                       --------------
                                                                                                            2,796,103
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................      26,518,886
                (Cost $26,271,262)                                                                     --------------

ASSET-BACKED SECURITIES -- 2.4%

                AFC Trust
        15,535       Series 1999-4, Class 3A (a) (e)....................      2.17%        12/26/29            15,575
                Asset Backed Securities Corp. Home Equity Loan Trust
        13,377       Series 2003-HE7, Class M4 (a)......................      4.10%        12/15/33            13,368
                Bear Stearns Asset-Backed Securities Trust
        27,864       Series 2002-1, Class 1A5 (d).......................      6.89%        12/25/34            28,105
       155,340       Series 2002-1, Class M1 (a)........................      2.42%        12/25/34           154,594
        81,608       Series 2006-2, Class M1 (a)........................      1.64%        07/25/36            81,707


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                BNC Mortgage Loan Trust
$       16,618       Series 2007-2, Class A2 (a)........................      1.32%        05/25/37    $       16,535
                Centex Home Equity Loan Trust
         3,106       Series 2004-C, Class AF6 (d).......................      5.45%        06/25/34             3,116
                CIT Home Equity Loan Trust
       153,723       Series 2003-1, Class A6 (d)........................      4.56%        10/20/32           157,212
                Citigroup Global Markets Mortgage Securities VII, Inc.
         5,747       Series 1998-AQ1, Class A6 .........................      6.63%        06/25/28             5,830
                Conseco Financial Corp.
         3,621       Series 1993-3, Class A7 ...........................      6.40%        10/15/18             3,630
                Credit-Based Asset Servicing & Securitization LLC
       119,471       Series 2005-CB8, Class AF2 (d).....................      3.88%        12/25/35           119,312
                CWABS Revolving Home Equity Loan Trust
        28,147       Series 2004-E, Class 2A (a)........................      1.42%        06/15/29            27,059
        70,377       Series 2004-K, Class 2A (a)........................      1.46%        02/15/34            66,105
                CWHEQ Home Equity Loan Trust
       113,314       Series 2007-S2, Class A3 (a).......................      5.81%        05/25/37           113,450
        88,585       Series 2007-S2, Class A6 (a).......................      5.78%        05/25/37            90,526
                Equity One Mortgae Pass-Through Trust
       409,267       Series 2004-1, Class AF4 (a).......................      4.15%        04/25/34           410,062
                First Alliance Mortgage Loan Trust
        69,718       Series 1999-1, Class A1 (d)........................      7.18%        06/20/30            70,088
                First Franklin Mortgage Loan Trust
       187,432       Series 2004-FF2, Class M2 (a)......................      1.97%        03/25/34           183,143
                GMACM Home Equity Loan Trust
       130,808       Series 2000-HE2, Class A1 (a)......................      1.66%        06/25/30           113,977
       481,512       Series 2004-HE1, Class A3 (a)......................      1.72%        06/25/34           464,263
                GreenPoint Home Equity Loan Trust
        79,446       Series 2004-3, Class A (a).........................      1.62%        03/15/35            77,449
                GSAA Home Equity Trust
       101,941       Series 2004-8, Class A3A (a).......................      1.96%        09/25/34           101,489
                Long Beach Mortgage Loan Trust
        24,853       Series 2006-WL1, Class 1A3 (a).....................      1.88%        01/25/46            24,915
                Morgan Stanley Dean Witter Capital I, Inc. Trust
       118,013       Series 2003-NC2, Class M2 (a)......................      4.22%        02/25/33           117,444
                Nationstar Home Equity Loan Trust
         5,628       Series 2007-A, Class AV3 (a).......................      1.37%        03/25/37             5,641
                New Century Home Equity Loan Trust
        74,049       Series 2003-5, Class AI7 (a).......................      5.13%        11/25/33            75,913
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
        18,947       Series 2005-WCH1, Class M2 (a).....................      2.00%        01/25/36            19,007
                RASC Trust
         7,405       Series 2004-KS1, Class AI6 (a).....................      4.27%        02/25/34             7,398
                Renaissance Home Equity Loan Trust
        66,612       Series 2004-4, Class AF4 (d).......................      4.88%        02/25/35            66,724
        17,787       Series 2005-4, Class A3 (d)........................      5.57%        02/25/36            17,876
                Residential Asset Mortgage Products, Inc. Trust
       317,186       Series 2002-RS5, Class AI6 ........................      4.75%        09/25/32           318,216
                Saxon Asset Securities Trust
        36,150       Series 2003-1, Class AF6 (d).......................      4.80%        06/25/33            36,513
        24,160       Series 2004-2, Class MV3 (a).......................      3.12%        08/25/35            23,849
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
        28,528       Series 2004-23XS, Class 1A4 (d)....................      5.22%        01/25/35            28,960


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Terwin Mortgage Trust
$       23,601       Series 2006-5, Class 2A2 (a) (e)...................      1.44%        06/25/37    $       23,419
                UCFC Home Equity Loan Trust
       293,915       Series 1998-D, Class MF1 ..........................      6.91%        04/15/30           297,486
                VOLT LLC
        63,605       Series 2015-NP14, Class A1 (d) (e).................      4.38%        11/27/45            63,999
        21,357       Series 2015-NPL4, Class A1 (d) (e).................      3.50%        02/25/55            21,482
       132,271       Series 2015-NPL6, Class A1 (d) (e).................      3.50%        02/25/55           133,057
     1,963,860       Series 2015-NPL8, Class A1 (d) (e).................      3.50%        06/26/45         1,974,513
     5,314,099       Series 2017-NPL7, Class A1 (d) (e).................      3.25%        04/25/59         5,351,914
     4,917,113       Series 2017-NPL8, Class A1 (d) (e).................      3.13%        06/25/47         4,928,644
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................      15,853,565
                (Cost $15,778,501)                                                                     --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 1.8%

                CAPITAL MARKETS -- 1.8%
        91,266  iShares 20+ Year Treasury Bond ETF ..................................................      11,320,634
         4,050  iShares 7-10 Year Treasury Bond ETF .................................................         432,743
                                                                                                       --------------

                TOTAL EXCHANGE-TRADED FUNDS..........................................................      11,753,377
                (Cost $11,653,024)                                                                     --------------

MONEY MARKET FUNDS -- 13.6%
    90,821,188  Morgan Stanley Institutional Liquidity Fund - Treasury
                   Portfolio - Institutional Class - 0.91% (f).......................................      90,821,188
                (Cost $90,821,188)                                                                     --------------

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
CALL OPTIONS PURCHASED -- 0.0%

            65  U.S. Treasury Long Bond Futures Call
                @ $152.00 due September 2017.........................................................         117,812
                                                                                                       --------------
                TOTAL CALL OPTIONS PURCHASED.........................................................         117,812
                (Cost $104,812)                                                                        --------------

PUT OPTIONS PURCHASED -- 0.0%
            13  U.S. Treasury Long Bond Futures Put
                @ $154.00 due September 2017.........................................................          24,172
                                                                                                       --------------
                TOTAL PUT OPTIONS PURCHASED..........................................................          24,172
                (Cost $12,822)                                                                         --------------

                TOTAL INVESTMENTS -- 101.8%..........................................................     677,884,191
                (Cost $676,289,685) (g)                                                                --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (11.1%)

                Federal National Mortgage Association
$   (2,000,000)      Pool TBA (c).......................................      3.50%        08/13/42    $   (2,059,219)
   (65,500,000)      Pool TBA (c).......................................      3.00%        08/15/42       (65,607,461)
    (6,000,000)      Pool TBA (c).......................................      4.00%        08/15/46        (6,317,109)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT...................     (73,983,789)
                (Proceeds $73,478,711)                                                                 --------------

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                                VALUE
--------------  -------------------------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN -- (0.0%)
            16  U.S. Treasury Long Bond Futures Call
                @ $153.50 due September 2017.........................................................         (16,500)
                                                                                                       --------------
                TOTAL CALL OPTIONS WRITTEN...........................................................         (16,500)
                (Premiums received $15,743)                                                            --------------

                NET OTHER ASSETS AND LIABILITIES -- 9.3%.............................................      61,867,854
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $  665,751,756
                                                                                                       ==============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2017.

(b)   Zero coupon security.

(c) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Portfolio of Investments).

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2017.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $25,228,384 or 3.8% of net assets.

(f)   Interest rate shown reflects yield as of July 31, 2017.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,545,078 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,950,572.

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA    - To-Be-Announced Security


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JULY 31, 2017 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE      UNOBSERVABLE
                                                        7/31/2017        PRICES         INPUTS           INPUTS
                                                      -------------   -------------   -------------   -------------
U.S. Government Agency Mortgage-Backed Securities...  $ 532,795,191   $          --   $ 532,795,191   $          --
Money Market Funds..................................     90,821,188      90,821,188              --              --
Mortgage-Backed Securities..........................     26,518,886              --      26,518,886              --
Asset-Backed Securities.............................     15,853,565              --      15,853,565              --
Exchange-Traded Funds*..............................     11,753,377      11,753,377              --              --
Call Options Purchased..............................        117,812         117,812              --              --
Put Options Purchased...............................         24,172          24,172              --              --
Total Investments...................................    677,884,191     102,716,549     575,167,642              --
Futures Contracts...................................        106,406         106,406              --              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $ 677,990,597   $ 102,822,955   $ 575,167,642   $          --
                                                      =============   =============   =============   =============

                                                 LIABILITIES TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE      UNOBSERVABLE
                                                        7/31/2017        PRICES         INPUTS           INPUTS
                                                      -------------   -------------   -------------   -------------
Call Options Written................................  $     (16,500)  $     (16,500)  $          --   $          --
Futures Contracts...................................        (52,233)        (52,233)             --              --
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.......................................    (73,983,789)             --     (73,983,789)             --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................  $ (74,052,522)  $     (68,733)  $ (73,983,789)  $          --
                                                      =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

FUTURES CONTRACTS AT JULY 31, 2017 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                    UNREALIZED
                                                    NUMBER OF        EXPIRATION       NOTIONAL     APPRECIATION/
            SHORT FUTURES CONTRACTS                 CONTRACTS           MONTH           VALUE      (DEPRECIATION)
-----------------------------------------------  ----------------  ---------------  -------------  -------------
U.S. 2-Year Treasury Notes                             247            Sep-2017      $ (53,407,717) $     (29,189)
U.S. 5-Year Treasury Notes                             915            Sep-2017       (108,136,208)        30,388
U.S. 10-Year Treasury Notes                            121            Sep-2017        (15,209,722)       (23,044)
U.S. Treasury Long Bond Futures                         83            Sep-2017        (12,772,424)        76,018
                                                                                    -------------  -------------
                                                                                    $(189,526,071) $      54,173
                                                                                    =============  =============


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2017 (UNAUDITED)

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2017 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active markis a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2017, the Fund had no when-issued or delayed-delivery securities. At July 31, 2017, the Fund held $77,204,805 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2017 (UNAUDITED)

entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2017 (UNAUDITED)

Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

I. MORTGAGE DOLLAR ROLLS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may also invest in to-be-announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 1, 2016 through July 31, 2017) was as follows:

                                                    NUMBER OF
WRITTEN OPTIONS                                     CONTRACTS        PREMIUMS
------------------------------------------------  --------------  --------------
Options outstanding at October 31, 2016                   --       $         --
Options written                                          171            150,709
Options expired                                           --                 --
Options exercised                                         --                 --
Options closed                                          (155)          (134,966)
                                                      ------       ------------
Options outstanding at July 31, 2017                      16       $     15,743
                                                      ======       ============

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2017 (UNAUDITED)

During the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the number of purchased options contracts opened, expired and closed were 539, 250 and 257, respectively.

For the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the notional value of futures contracts opened and closed were $941,881,522 and $804,196,720, respectively.

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                STATED         STATED
    VALUE                            DESCRIPTION                           COUPON        MATURITY        VALUE
--------------  ------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS - 75.8%

                AEROSPACE & DEFENSE - 1.2%
$      333,000  Aerojet Rocketdyne Holdings, Inc. (a).................       2.25%       12/15/23         $ 378,996
       261,000  RTI International Metals, Inc. .......................       1.63%       10/15/19           290,689
                                                                                                     --------------
                                                                                                            669,685
                                                                                                     --------------


                AIR FREIGHT & LOGISTICS - 0.5%
       248,000  Atlas Air Worldwide Holdings, Inc. ...................       2.25%       06/01/22           276,675
                                                                                                     --------------

                AUTOMOBILES - 2.1%
       645,000  Tesla, Inc. ..........................................       0.25%       03/01/19           702,647
       370,000  Tesla, Inc. ..........................................       1.25%       03/01/21           405,612
                                                                                                     --------------
                                                                                                          1,108,259
                                                                                                     --------------

                BIOTECHNOLOGY - 3.0%
       120,000  BioMarin Pharmaceutical, Inc. ........................       1.50%       10/15/20           142,050
       233,000  Clovis Onocology, Inc. ...............................       2.50%       09/15/21           369,014
       374,000  Ionis Pharmaceuticals, Inc. ..........................       1.00%       11/15/21           403,920
       325,000  Ironwood Pharmaceuticals, Inc. .......................       2.25%       06/15/22           419,250
       270,000  Neurocrine Biosciences, Inc. (a)......................       2.25%       05/15/24           275,906
                                                                                                     --------------
                                                                                                          1,610,140
                                                                                                     --------------

                CHEMICALS - 0.7%
       300,000  RPM International, Inc. ..............................       2.25%       12/15/20           348,938
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT - 3.4%
       168,000  Ciena Corp. (a).......................................       3.75%       10/15/18           231,420
       265,000  Finisar Corp. ........................................       0.50%       12/15/33           302,100
       299,000  Lumentum Holdings, Inc. (a)...........................       0.25%       03/15/24           372,442
       145,000  Palo Alto Networks, Inc. .............................        (b)        07/01/19           188,863
       214,000  Viavi Solutions, Inc. (a).............................       1.00%       03/01/24           230,317
       427,000  Viavi Solutions, Inc. ................................       0.63%       08/15/33           482,510
                                                                                                     --------------
                                                                                                          1,807,652
                                                                                                     --------------

                CONSTRUCTION & ENGINEERING - 0.6%
       255,000  Dycom Industries, Inc. ...............................       0.75%       09/15/21           299,466
                                                                                                     --------------

                CONSTRUCTION MATERIALS - 1.0%
       460,000  Cemex SAB de CV ......................................       3.75%       03/15/18           560,050
                                                                                                     --------------
                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
       325,000  OSI Systems, Inc. (a).................................       1.25%       09/01/22           329,266
       139,000  Vishay Intertechnology, Inc. .........................       2.25%       11/15/40           193,731
                                                                                                     --------------
                                                                                                            522,997
                                                                                                     --------------

                ENERGY EQUIPMENT & SERVICES - 0.8%
       425,000  Weatherford International Ltd. .......................       5.88%       07/01/21           452,094
                                                                                                     --------------

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.5%
       240,000  American Residential Properties OP LP (a).............       3.25%       11/15/18           319,950
       385,000  Colony NorthStar, Inc. ...............................       3.88%       01/15/21           396,309
       310,000  Colony Starwood Homes ................................       3.00%       07/01/19           374,325


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                STATED         STATED
    VALUE                            DESCRIPTION                           COUPON        MATURITY        VALUE
--------------  ------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      250,000  Empire State Realty OP LP (a).........................       2.63%       08/15/19         $ 284,219
       470,000  Extra Space Storage LP (a)............................       3.13%       10/01/35           509,950
                                                                                                     --------------
                                                                                                          1,884,753
                                                                                                     --------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
       880,000  Hologic, Inc. ........................................         (b)       12/15/43         1,101,650
       185,000  Insulet Corp. ........................................       2.00%       06/15/19           222,231
       255,000  Insulet Corp. (a).....................................       1.25%       09/15/21           278,747
       171,000  NuVasive, Inc. .......................................       2.25%       03/15/21           214,391
       226,000  Quidel Corp. .........................................       3.25%       12/15/20           276,991
       610,000  Wright Medical Group, Inc. ...........................       2.00%       02/15/20           668,332
                                                                                                     --------------
                                                                                                          2,762,342
                                                                                                     --------------

                HEALTH CARE PROVIDERS & SERVICES - 2.4%
       145,000  Anthem, Inc. .........................................       2.75%       10/15/42           370,022
       460,000  Molina Healthcare, Inc. ..............................       1.63%       08/15/44           573,850
       315,000  Teladoc, Inc. (a).....................................       3.00%       12/15/22           333,900
                                                                                                     --------------
                                                                                                          1,277,772
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY - 0.6%
       230,000  Medidata Solutions, Inc. .............................       1.00%       08/01/18           317,400
                                                                                                     --------------

                HOUSEHOLD DURABLES - 0.9%
       426,000  KB Home...............................................       1.38%       02/01/19           456,885
                                                                                                     --------------

                INSURANCE - 0.5%
       194,000  Old Republic International Corp. .....................       3.75%       03/15/18           246,986
                                                                                                     --------------

                INTERNET & DIRECT MARKETING RETAIL - 5.0%
       340,000  Ctrip.com International Ltd. .........................       1.00%       07/01/20           416,712
       301,000  Liberty Expedia Holdings, Inc. (a)....................       1.00%       06/30/47           328,466
       255,000  Priceline Group, Inc./The ............................       1.00%       03/15/18           546,656
       555,000  Priceline Group, Inc./The ............................       0.35%       06/15/20           874,819
       437,000  Priceline Group, Inc./The ............................       0.90%       09/15/21           521,396
                                                                                                     --------------
                                                                                                          2,688,049
                                                                                                     --------------

                INTERNET SOFTWARE & SERVICES - 3.8%
       510,000  Altaba, Inc. .........................................        (b)        12/01/18           603,075
        69,000  MercadoLibre, Inc. ...................................       2.25%       07/01/19           159,778
       343,000  VeriSign, Inc. (c)....................................       4.45%       08/15/37         1,018,281
       215,000  Zillow Group, Inc. (a)................................       2.00%       12/01/21           242,816
                                                                                                     --------------
                                                                                                          2,023,950
                                                                                                     --------------

                IT SERVICES - 1.0%
       269,000  Blackhawk Network Holdings, Inc. .....................       1.50%       01/15/22           303,129
       170,000  Euronet Worldwide, Inc. ..............................       1.50%       10/01/44           234,600
                                                                                                     --------------
                                                                                                            537,729
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES - 2.0%
       500,000  Illumina, Inc. .......................................        (b)        06/15/19           510,000
       285,000  Illumina, Inc. .......................................       0.50%       06/15/21           306,553


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                STATED         STATED
    VALUE                            DESCRIPTION                           COUPON        MATURITY        VALUE
--------------  ------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$      200,000  QIAGEN N.V. ..........................................       0.38%       03/19/19         $ 244,877
                                                                                                     --------------
                                                                                                          1,061,430
                                                                                                     --------------
                MACHINERY - 1.3%
       207,000  Greenbrier Cos., Inc./The (a).........................       2.88%       02/01/24           224,724
       400,000  Trinity Industries, Inc. .............................       3.88%       06/01/36           490,750
                                                                                                     --------------
                                                                                                            715,474
                                                                                                     --------------

                MEDIA - 5.7%
         3,000  CenterPoint Energy, Inc. .............................       3.40%       09/15/29           230,250
       975,000  DISH Network Corp. ...................................       3.38%       08/15/26         1,216,312
       470,000  Liberty Interactive LLC (a)...........................       1.75%       09/30/46           583,388
       455,000  Liberty Media Corp. ..................................       1.38%       10/15/23           576,394
       398,000  Live Nation Entertainment, Inc. ......................       2.50%       05/15/19           470,138
                                                                                                     --------------
                                                                                                          3,076,482
                                                                                                     --------------

                MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 2.4%
       310,000  Blackstone Mortgage Trust, Inc. ......................       5.25%       12/01/18           352,237
       540,000  Starwood Property Trust, Inc. ........................       4.55%       03/01/18           580,500
       311,000  Two Harbors Investment Corp. .........................       6.25%       01/15/22           329,077
                                                                                                     --------------
                                                                                                          1,261,814
                                                                                                     --------------

                OIL, GAS & CONSUMABLE FUELS - 1.0%
       320,000  Chesapeake Energy Corp. (a)...........................       5.50%       09/15/26           304,000
       247,000  PDC Energy, Inc. .....................................       1.13%       09/15/21           233,569
                                                                                                     --------------
                                                                                                            537,569
                                                                                                     --------------

                PERSONAL PRODUCTS - 1.2%
       608,000  Herbalife Ltd. .......................................       2.00%       08/15/19           616,743
                                                                                                     --------------

                PHARMACEUTICALS - 1.9%
       335,000  Jazz Investments I Ltd. ..............................       1.88%       08/15/21           366,825
       275,000  Medicines Co./The ....................................       2.75%       07/15/23           294,078
       340,000  Pacira Pharmaceuticals, Inc. (a)......................       2.38%       04/01/22           343,188
                                                                                                     --------------
                                                                                                          1,004,091
                                                                                                     --------------
                SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - 14.0%
       230,000  Advanced Micro Devices, Inc. .........................       2.13%       09/01/26           431,825
       268,000  Cypress Semiconductor Corp. ..........................       4.50%       01/15/22           338,183
       270,000  Integrated Device Technology, Inc. ...................       0.88%       11/15/22           287,213
       380,000  Intel Corp. (c).......................................       3.49%       12/15/35           514,662
       450,000  Intel Corp. ..........................................       3.25%       08/01/39           776,533
       235,000  Lam Research Corp. ...................................       1.25%       05/15/18           620,400
       625,000  Microchip Technology, Inc. ...........................       1.63%       02/15/25           979,687
       680,000  Microchip Technology, Inc. (a)........................       1.63%       02/15/27           756,500
       205,000  Microchip Technology, Inc. (a)........................       2.25%       02/15/37           224,988


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                STATED         STATED
    VALUE                            DESCRIPTION                           COUPON        MATURITY        VALUE
--------------  ------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
$      285,000  Micron Technology, Inc., Series E ....................       1.63%       02/15/33         $ 733,341
       100,000  Novellus Systems, Inc. ...............................       2.63%       05/15/41           473,000
        17,000  NVIDIA Corp. .........................................       1.00%       12/01/18           137,328
       465,000  ON Semiconductor Corp. ...............................       1.00%       12/01/20           502,200
       330,000  Silicon Laboratories, Inc. (a)........................       1.38%       03/01/22           357,225
       275,000  Teradyne, Inc. (a)....................................       1.25%       12/15/23           349,078
                                                                                                     --------------
                                                                                                          7,482,163
                                                                                                     --------------

                SOFTWARE - 6.6%
       675,000  Citrix Systems, Inc. .................................       0.50%       04/15/19           804,516
       340,000  HubSpot, Inc. (a).....................................       0.25%       06/01/22           349,350
       325,000  Nuance Communications, Inc. ..........................       1.00%       12/15/35           315,047
       177,000  Proofpoint, Inc. .....................................       0.75%       06/15/20           221,692
       298,000  RealPage, Inc. (a)....................................       1.50%       11/15/22           340,279
       188,000  Red Hat, Inc. ........................................       0.25%       10/01/19           267,195
       330,000  salesforce.com, Inc. .................................       0.25%       04/01/18           456,844
       140,000  ServiceNow, Inc. .....................................        (b)        11/01/18           213,325
       315,000  ServiceNow, Inc. (a)..................................        (b)        06/01/22           329,962
        60,000  Take-Two Interactive Software, Inc. ..................       1.00%       07/01/18           221,325
                                                                                                     --------------
                                                                                                          3,519,535
                                                                                                     --------------
                TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS - 0.7%
       340,000  Electronics For Imaging, Inc. ........................       0.75%       09/01/19           367,625
                                                                                                     --------------

                THRIFTS & MORTGAGE FINANCE - 0.8%
       360,000  LendingTree, Inc. (a).................................       0.63%       06/01/22           454,275
                                                                                                     --------------

                TRADING COMPANIES & DISTRIBUTORS - 0.4%
       218,000  Kaman Corp. (a).......................................       3.25%       05/01/24           227,810
                                                                                                     --------------

                TRANSPORTATION INFRASTRUCTURE - 0.6%
       300,000  Macquarie Infrastructure Corp. .......................       2.88%       07/15/19           329,250
                                                                                                     --------------
                TOTAL CONVERTIBLE CORPORATE BONDS..................................................      40,506,083
                (Cost $37,553,547)                                                                   --------------


                                                                           STATED         STATED
    SHARES                           DESCRIPTION                            RATE       MATURITY (d)       VALUE
--------------  ------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE PREFERRED SECURITIES -22.5%

                AEROSPACE & DEFENSE - 0.3%
         4,305  Arconic Inc. .........................................       5.38%       10/01/17           169,230
                                                                                                     --------------

                BANKS - 5.4%
           941  Bank of America Corp., Series L ......................       7.25%         (e)            1,221,418
           126  Huntington Bancshares, Inc./OH, Series A .............       8.50%         (e)              182,070
         1,137  Wells Fargo & Co., Series L ..........................       7.50%         (e)            1,509,367
                                                                                                     --------------
                                                                                                          2,912,855
                                                                                                     --------------

                CAPITAL MARKETS - 0.2%
         2,040  AMG Capital Trust II .................................       5.15%       10/15/37           124,695
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                                           STATED         STATED
    SHARES                           DESCRIPTION                            RATE       MATURITY (d)       VALUE
--------------  ------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE PREFERRED SECURITIES (CONTINUED)

                ELECTRIC UTILITIES - 1.1%
         8,950  NextEra Energy, Inc. .................................       6.37%       09/01/18         $ 592,758
                                                                                                     --------------

                ELECTRONIC EQUIPMENT, INSTRUMENTS
                     & COMPONENTS - 0.5%
         2,625  Belden, Inc. .........................................       6.75%       07/15/19           262,448
                                                                                                     --------------

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.1%
         4,590  American Tower Corp. .................................       5.50%       02/15/18           549,423
           341  Crown Castle International Corp., Series A............       6.88%       08/01/20           362,619
         3,300  Welltower, Inc., Series I ............................       6.50%         (e)              215,820
                                                                                                     --------------
                                                                                                          1,127,862
                                                                                                     --------------

                FOOD PRODUCTS - 0.7%
         3,250  Bunge Ltd. ...........................................       4.88%         (e)              356,558
                                                                                                     --------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
        15,700  Becton Dickinson and Co., Series A ...................       6.13%       05/01/20           877,473
                                                                                                     --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.0%
         9,950  Anthem, Inc. .........................................       5.25%       05/01/18           512,226
                                                                                                     --------------

                INTERNET SOFTWARE & SERVICES - 2.2%
         6,575  Mandatory Exchangeable Trust (a)......................       5.75%       06/03/19         1,175,511
                                                                                                     --------------

                MACHINERY - 0.9%
         4,935  Rexnord Corp., Series A ..............................       5.75%       11/15/19           264,639
         1,905  Stanley Black & Decker, Inc. .........................       5.38%       05/15/20           204,464
                                                                                                     --------------
                                                                                                            469,103
                                                                                                     --------------

                MULTI-UTILITIES - 1.2%
         3,625  Black Hills Corp. ....................................       7.75%       11/01/18           273,252
         7,150  Dominion Energy, Inc., Series A ......................       6.75%       08/15/19           364,507
                                                                                                     --------------
                                                                                                            637,759
                                                                                                     --------------

                OIL, GAS & CONSUMABLE FUELS - 1.6%
         4,825  Anadarko Petroleum Corp. .............................       7.50%       06/07/18           192,421
         5,220  Hess Corp. ...........................................       8.00%       02/01/19           293,625
         7,800  Kinder Morgan, Inc./DE, Series A .....................       9.75%       10/26/18           345,306
                                                                                                     --------------
                                                                                                            831,352
                                                                                                     --------------

                PHARMACEUTICALS - 2.7%
         1,605  Allergan PLC, Series A ...............................       5.50%       03/01/18         1,434,886
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES - 1.0%
         5,550  T-Mobile US, Inc. ....................................       5.50%       12/15/17           556,388
                                                                                                     --------------
                TOTAL CONVERTIBLE PREFERRED SECURITIES.............................................      12,041,104
                (Cost $11,276,553)                                                                   --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                    DESCRIPTION                                          VALUE
                -----------------------------------------------------------------------------------  --------------

                TOTAL INVESTMENTS - 98.3%..........................................................  $   52,547,187
                (Cost $48,830,100) (f)

                NET OTHER ASSETS AND LIABILITIES - 1.7%............................................         915,852
                                                                                                     --------------
                NET ASSETS - 100.0%................................................................    $ 53,463,039
                                                                                                     ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc., the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $10,136,673 or 19.0% of net assets.

(b)   Zero coupon security.

(c) Multi-Step Coupon Bond - Coupon steps up or down at predetmined dates. The interest rate shown reflects the rate in effect at July 31, 2017.

(d)   Stated maturity represents the mandatory conversion date.

(e)   Perpetual maturity.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,883,448 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $166,361.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2017         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Convertible Corporate Bonds*...............  $   40,506,083   $         --   $   40,506,083   $           --
                                             --------------   ------------   --------------   --------------
Convertible Preferred Securities:
     Capital Markets.......................         124,695             --          124,695               --
     Food Products.........................         356,558             --          356,558               --
     Internet Software & Services..........       1,175,511             --        1,175,511               --
     Other Industry categories*............      10,384,340     10,384,340               --               --
                                             --------------   ------------   --------------   --------------
Total Convertible Preferred Securities.....      12,041,104     10,384,340        1,656,764               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $   52,547,187   $ 10,384,340   $   42,162,847   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), which trades under the ticker FCVT on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Convertible corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           JULY 31, 2017 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.


Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           JULY 31, 2017 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (a) - 78.6%

                AUSTRALIA - 6.6%
         3,226  Goodman Group .....................................................................  $       20,543
         5,408  GPT (The) Group ...................................................................          20,723
         8,045  Scentre Group .....................................................................          26,581
                                                                                                     --------------
                                                                                                             67,847
                                                                                                     --------------

                FRANCE - 3.0%
           141  Gecina S.A. .......................................................................          21,298
            39  Unibail-Rodamco SE ................................................................           9,758
                                                                                                     --------------
                                                                                                             31,056
                                                                                                     --------------

                IRELAND - 1.6%
         9,521  Hibernia REIT PLC .................................................................          15,813
                                                                                                     --------------

                JAPAN - 5.9%
             3  Activia Properties, Inc. ..........................................................          13,484
             6  Hulic Reit, Inc. ..................................................................           9,453
             5  Nippon Building Fund, Inc. ........................................................          26,985
             5  Nippon Prologis REIT, Inc. ........................................................          10,545
                                                                                                     --------------
                                                                                                             60,467
                                                                                                     --------------

                SINGAPORE - 1.9%
        12,763  Frasers Centrepoint Trust .........................................................          19,778
                                                                                                     --------------

                SPAIN - 1.8%
         1,347  Merlin Properties Socimi S.A.......................................................          18,146
                                                                                                     --------------

                UNITED KINGDOM - 5.4%
           764  British Land (The) Co., PLC .......................................................           6,154
           278  Derwent London PLC ................................................................          10,446
         1,071  Hammerson PLC .....................................................................           8,118
         1,033  Shaftesbury PLC ...................................................................          13,398
         8,367  Tritax Big Box REIT PLC ...........................................................          16,537
                                                                                                     --------------
                                                                                                             54,653
                                                                                                     --------------

                UNITED STATES - 52.4%
         1,120  Acadia Realty Trust ...............................................................          33,309
           209  Alexandria Real Estate Equities, Inc. .............................................          25,341
           295  AvalonBay Communities, Inc. .......................................................          56,743
           103  Equinix, Inc. .....................................................................          46,425
           674  Equity Residential ................................................................          45,873
           219  Essex Property Trust, Inc. ........................................................          57,312
           202  Federal Realty Investment Trust ...................................................          26,791
         1,625  GGP, Inc. .........................................................................          36,741
           640  Hudson Pacific Properties, Inc. ...................................................          20,941
           339  Kilroy Realty Corp.................................................................          23,530
         1,968  New York REIT, Inc. ...............................................................          17,004
         1,783  Paramount Group, Inc. .............................................................          29,188
           915  Prologis, Inc. ....................................................................          55,641
           366  Rexford Industrial Realty, Inc. ...................................................          10,439
           138  Simon Property Group, Inc. ........................................................          21,873


                        See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                UNITED STATES (CONTINUED)
           369  Vornado Realty Trust ..............................................................  $       29,280
                                                                                                     --------------
                                                                                                            536,431
                                                                                                     --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS ...............................................         804,191
                (Cost $783,668)                                                                      --------------

COMMON STOCKS (a) - 20.7%

                CANADA - 3.0%
         1,875  First Capital Realty, Inc. ........................................................          30,680
                                                                                                     --------------

                HONG KONG - 7.7%
         2,796  Sun Hung Kai Properties Ltd. ......................................................          43,314
        10,283  Swire Properties Ltd. .............................................................          35,545
                                                                                                     --------------
                                                                                                             78,859
                                                                                                     --------------

                JAPAN - 4.8%
         1,005  Mitsubishi Estate Co., Ltd. .......................................................          18,287
         1,339  Mitsui Fudosan Co., Ltd. ..........................................................          30,783
                                                                                                     --------------
                                                                                                             49,070
                                                                                                     --------------

                SPAIN - 1.8%
         1,992  Inmobiliaria Colonial S.A. ........................................................          18,627
                                                                                                     --------------

                SWEDEN - 2.7%
         1,418  Fabege AB .........................................................................          28,013
                                                                                                     --------------

                SWITZERLAND - 0.7%
            76  Swiss Prime Site AG ...............................................................           6,858
                                                                                                     --------------
                TOTAL COMMON STOCKS ...............................................................         212,107
                (Cost $191,398)                                                                      --------------

RIGHTS (a) - 0.0%

                FRANCE - 0.0%
           141  Gecina S.A., expiring 8/1/17 (b) ..................................................             419
                (Cost $0)                                                                            --------------

                TOTAL INVESTMENTS - 99.3% .........................................................       1,016,717
                (Cost $975,066)  (c)

                NET OTHER ASSETS AND LIABILITIES - 0.7% ...........................................           7,132
                                                                                                     --------------
                NET ASSETS - 100.0% ...............................................................  $    1,023,849
                                                                                                     ==============

-----------------------------


(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sub-industry, please see the Sub-Industry Classification table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $70,498 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,847.


                        See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2017         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Real Estate Investment Trusts*.............  $      804,191   $    804,191   $           --   $           --
Common Stocks*.............................         212,107        212,107               --               --
Rights*....................................             419            419               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $    1,016,717   $  1,016,717   $           --   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------------------------------------
CURRENCY EXPOSURE                             % OF TOTAL
DIVERSIFICATION                               INVESTMENTS
-----------------------------------------------------------
United States Dollar                             52.8%
Japanese Yen                                     10.8
Euro                                              8.3
Hong Kong Dollar                                  7.7
Australian Dollar                                 6.7
British Pound Sterling                            5.4
Canadian Dollar                                   3.0
Swedish Krona                                     2.7
Singapore Dollar                                  1.9
Swiss Franc                                       0.7
                                                ------
Total                                           100.0%
                                                ======

-----------------------------------------------------------
                                              % OF TOTAL
SUB-INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Retail REITs                                     19.9%
Office REITs                                     19.5
Residential REITs                                15.7
Real Estate Operating Companies                  11.8
Industrial REITs                                 11.2
Diversified Real Estate Activities                9.1
Diversified REITs                                 8.2
Specialized REITs                                 4.6
                                                ------
Total                                           100.0%
                                                ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           JULY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the "Fund"), which trades under the ticker "PRME" on the NYSE Arca, Inc. ("NYSE Arca").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           JULY 31, 2017 (UNAUDITED)


If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2017
     --------------------

* Print the name and title of each signing officer under his or her signature.